UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD:  DECEMBER 31, 2006

Item 1.  Reports to Stockholders

	   The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "LIFE SERIES FUNDS" in a rectangular blue box across the top of the pages.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH & INCOME
HIGH YIELD
INTERNATIONAL
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE
SPECIAL BOND

ANNUAL REPORT
December 31, 2006

Portfolio Managers' Letter
BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Life Blue Chip Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 14.5%, including dividends of 19.8 cents per share.

The Fund continued to focus primarily on the large-cap sector, and at the end of the year, the Fund held approximately 94% of its assets in large caps and 5% in mid caps (using Lipper's market-cap definitions), with the remainder primarily in cash equivalents.

The Fund's performance during the year was driven by solid gains in the stock market, which was spurred on by a better than expected corporate earnings environment and a record level of mergers and acquisitions activity. Within the equity markets, all market-cap segments performed well, with small-cap stocks leading the way, followed by large-cap stocks.

The Fund's performance was helped by strong returns generated by its holdings in the energy, consumer discretionary, financials, utilities and telecommunications sectors. The Fund's weakest sectors were information technology, health care and materials.

The biggest individual contributors to the Fund's performance were ExxonMobil, Cisco Systems and Chevron. ExxonMobil and Chevron generated strong earnings due to continued support from relatively high oil prices. Cisco Systems gained market share versus competitors due to successful new products in the network communications business.

Relative to the S&P 500 Index, the Fund's investments in the information technology, energy and consumer discretionary sectors generated the strongest outperformance, whereas our investments in the telecommunications, materials, consumer staples, health care and financials sectors underperformed.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW S. WRIGHT     \S\ CONSTANCE UNGER

Matthew S. Wright         Constance Unger
Portfolio Manager         Assistant Portfolio Manager*

January 31, 2007

* Ms. Unger became the Fund's Assistant Portfolio Manager on July 13, 2006.

Understanding Your Fund's Expenses
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2006, and held for the entire six-month period ended December 31, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,121.39         $4.38
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.08         $4.18
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           20.0%
Information Technology                               15.6%
Health Care                                          12.7%
Consumer Staples                                     11.7%
Industrials                                          11.5%
Consumer Discretionary                               10.8%
Energy                                               10.0%
Materials                                             2.8%
Telecommunication Services                            2.7%
Utilities                                             1.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Blue Chip Fund and the Standard & Poor's 500 Index.

First Investors Blue Chip Fund
Graph Plot Points
for the periods Ended 12/31/06

                   Blue Chip         S&P 500
                        Fund           Index
Dec-96               $10,000         $10,000
Dec-97                12,672          13,336
Dec-98                15,035          17,147
Dec-99                18,843          20,755
Dec-00                17,758          18,867
Dec-01                14,336          16,623
Dec-02                10,637          12,950
Dec-03                13,423          16,663
Dec-04                14,413          18,476
Dec-05                15,038          19,384
Dec-06                17,217          22,444

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                   14.49%
Five Years                  3.73%
Ten Years                   5.58%

  The graph compares a $10,000 investment in the First Investors Life Series Blue Chip Fund beginning 12/31/96 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/06.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
BLUE CHIP FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--99.0%
               Consumer Discretionary--10.8%
     13,300    Best Buy Company, Inc.                                                      $654,227          $36
     14,900    Carnival Corporation                                                         730,845           40
     29,700    CBS Corporation -- Class "B"                                                 926,046           51
     18,600    Clear Channel Communications, Inc.                                           661,044           37
     11,314  * Comcast Corporation -- Class "A"                                             478,922           26
     18,100  * Comcast Corporation -- Special Class "A"                                     758,028           42
      8,400    Gap, Inc.                                                                    163,800            9
     20,800    H&R Block, Inc.                                                              479,232           26
     12,100    Hilton Hotels Corporation                                                    422,290           23
     49,900    Home Depot, Inc.                                                           2,003,984          111
      5,300  * Kohl's Corporation                                                           362,679           20
     32,600    Lowe's Companies, Inc.                                                     1,015,490           56
     32,100    McDonald's Corporation                                                     1,422,993           79
     53,600    News Corporation, Inc. -- Class "A"                                        1,151,328           64
      9,200    NIKE, Inc.- Class "B"                                                        911,076           50
     26,200    Target Corporation                                                         1,494,710           83
     89,700    Time Warner, Inc.                                                          1,953,666          108
     19,200    TJX Companies, Inc.                                                          546,816           30
     14,700    Tribune Company                                                              452,466           25
     22,400  * Viacom, Inc. -- Class "B"                                                    919,072           51
     48,300    Walt Disney Company                                                        1,655,241           91
     11,280  * Wyndham Worldwide Corporation                                                361,186           20
----------------------------------------------------------------------------------------------------------------
                                                                                         19,525,141        1,078
----------------------------------------------------------------------------------------------------------------
               Consumer Staples--11.6%
     27,400    Altria Group, Inc.                                                         2,351,468          130
     25,200    Anheuser-Busch Companies, Inc.                                             1,239,840           68
     32,400    Avon Products, Inc.                                                        1,070,496           59
     50,900    Coca-Cola Company                                                          2,455,925          136
     15,900    Coca-Cola Enterprises, Inc.                                                  324,678           18
     10,000    Colgate-Palmolive Company                                                    652,400           36
     13,200    Costco Wholesale Corporation                                                 697,884           39
     32,300    CVS Corporation                                                              998,393           55
      9,400    Estee Lauder Companies, Inc. -- Class "A"                                    383,708           21
     12,100    General Mills, Inc.                                                          696,960           38
      9,200    Hershey Foods Corporation                                                    458,160           25
     19,900    Kimberly-Clark Corporation                                                 1,352,205           75
     35,000    PepsiCo, Inc.                                                              2,189,250          121
     46,335    Procter & Gamble Company                                                   2,977,950          164
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
BLUE CHIP FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Consumer Staples (continued)
     17,200    Walgreen Company                                                            $789,308          $44
     52,900    Wal-Mart Stores, Inc.                                                      2,442,922          135
----------------------------------------------------------------------------------------------------------------
                                                                                         21,081,547        1,164
----------------------------------------------------------------------------------------------------------------
               Energy--10.0%
     12,200    BP PLC (ADR)                                                                 818,620           45
     52,900    Chevron Corporation                                                        3,889,737          215
     25,771    ConocoPhillips                                                             1,854,223          102
     84,500    ExxonMobil Corporation                                                     6,475,235          358
     27,400    Halliburton Company                                                          850,770           47
      3,700    Hess Corporation                                                             183,409           10
     29,800    Schlumberger, Ltd.                                                         1,882,168          104
     19,900  * Transocean, Inc.                                                           1,609,711           89
     10,800    Valero Energy Corporation                                                    552,528           30
----------------------------------------------------------------------------------------------------------------
                                                                                         18,116,401        1,000
----------------------------------------------------------------------------------------------------------------
               Financials--20.0%
     16,000    ACE, Ltd.                                                                    969,120           54
     10,100    Allstate Corporation                                                         657,611           36
     32,500    American Express Company                                                   1,971,775          109
     44,400    American International Group, Inc.                                         3,181,704          176
      6,500    Ameriprise Financial, Inc.                                                   354,250           20
     66,514    Bank of America Corporation                                                3,551,182          196
     42,300    Bank of New York Company, Inc.                                             1,665,351           92
        250  * Berkshire Hathaway, Inc. -- Class "B"                                        916,500           51
     15,900    Capital One Financial Corporation                                          1,221,438           67
     12,200    Chubb Corporation                                                            645,502           36
     89,500    Citigroup, Inc.                                                            4,985,150          275
     10,400    Fannie Mae                                                                   617,656           34
     14,500    Freddie Mac                                                                  984,550           54
     60,132    JPMorgan Chase & Company                                                   2,904,376          160
      7,000    Lehman Brothers Holdings, Inc.                                               546,840           30
     14,500    Marsh & McLennan Companies, Inc.                                             444,570           25
     13,400    Mellon Financial Corporation                                                 564,810           31
     17,400    Merrill Lynch & Company, Inc.                                              1,619,940           89
     23,600    Morgan Stanley                                                             1,921,748          106
     15,000    St. Paul Travelers Companies, Inc.                                           805,350           45
      7,500    SunTrust Banks, Inc.                                                         633,375           35
     20,500    U.S. Bancorp                                                                 741,895           41
     27,400    Wachovia Corporation                                                       1,560,430           86
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Financials (continued)
     22,400    Washington Mutual, Inc.                                                   $1,018,976          $56
     45,800    Wells Fargo & Company                                                      1,628,648           90
----------------------------------------------------------------------------------------------------------------
                                                                                         36,112,747        1,994
----------------------------------------------------------------------------------------------------------------
               Health Care--12.7%
     33,500    Abbott Laboratories                                                        1,631,785           90
     29,200    Aetna, Inc.                                                                1,260,856           70
     27,700  * Amgen, Inc.                                                                1,892,187          104
     14,500    Baxter International, Inc.                                                   672,655           37
     34,300  * Boston Scientific Corporation                                                589,274           32
     46,200    Bristol-Myers Squibb Company                                               1,215,984           67
     60,800    Johnson & Johnson                                                          4,014,016          222
     29,300    Medtronic, Inc.                                                            1,567,843           86
     22,800    Merck & Company, Inc.                                                        994,080           55
     30,500    Novartis AG (ADR)                                                          1,751,920           97
    129,640    Pfizer, Inc.                                                               3,357,676          185
     12,800  * St. Jude Medical, Inc.                                                       467,968           26
     13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                                   410,256           23
      9,600  * Triad Hospitals, Inc.                                                        401,568           22
     29,200    UnitedHealth Group, Inc.                                                   1,568,916           87
     21,900    Wyeth                                                                      1,115,148           62
----------------------------------------------------------------------------------------------------------------
                                                                                         22,912,132        1,265
----------------------------------------------------------------------------------------------------------------
               Industrials--11.4%
     18,500    3M Company                                                                 1,441,705           80
     10,600    Boeing Company                                                               941,704           52
     16,300    Caterpillar, Inc.                                                            999,679           55
     12,000    Dover Corporation                                                            588,240           33
     27,200    Emerson Electric Company                                                   1,198,704           66
    145,500    General Electric Company                                                   5,414,055          299
     19,700    Honeywell International, Inc.                                                891,228           49
     10,600    Illinois Tool Works, Inc.                                                    489,614           27
      9,200    ITT Corporation                                                              522,744           29
     11,900    Lockheed Martin Corporation                                                1,095,633           60
     28,700    Masco Corporation                                                            857,269           47
     12,500    Northrop Grumman Corporation                                                 846,250           47
     60,100    Tyco International, Ltd.                                                   1,827,040          101
      5,000    Union Pacific Corporation                                                    460,100           25
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
BLUE CHIP FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Industrials (continued)
     13,500    United Parcel Service, Inc. -- Class "B"                                  $1,012,230          $56
     33,700    United Technologies Corporation                                            2,106,924          116
----------------------------------------------------------------------------------------------------------------
                                                                                         20,693,119        1,142
----------------------------------------------------------------------------------------------------------------
               Information Technology--15.6%
     13,600    Accenture, Ltd. -- Class "A"                                                 502,248           28
     12,500    Analog Devices, Inc.                                                         410,875           23
      5,600  * Apple Computer, Inc.                                                         475,104           26
     27,900    Applied Materials, Inc.                                                      514,755           28
     10,000    Automatic Data Processing, Inc.                                              492,500           27
     84,800  * Cisco Systems, Inc.                                                        2,317,584          128
     46,800  * Corning, Inc.                                                                875,628           48
     60,800  * Dell, Inc.                                                                 1,525,472           84
     13,500  * eBay, Inc.                                                                   405,945           22
    121,400  * EMC Corporation                                                            1,602,480           89
     33,800    First Data Corporation                                                       862,576           48
     31,400    Hewlett-Packard Company                                                    1,293,366           71
    114,800    Intel Corporation                                                          2,324,700          128
     26,300    International Business Machines Corporation                                2,555,045          141
     13,400    Maxim Integrated Products, Inc.                                              410,308           23
    180,600    Microsoft Corporation                                                      5,392,716          298
     34,700    Motorola, Inc.                                                               713,432           39
     72,800    Nokia Corporation -- Class "A" (ADR)                                       1,479,296           82
     65,700  * Oracle Corporation                                                         1,126,098           62
     16,400    QUALCOMM, Inc.                                                               619,756           34
      4,320  * Symantec Corporation                                                          90,072            5
     39,300    Texas Instruments, Inc.                                                    1,131,840           63
     33,800    Western Union Company                                                        757,796           42
     19,700  * Xerox Corporation                                                            333,915           19
----------------------------------------------------------------------------------------------------------------
                                                                                         28,213,507        1,558
----------------------------------------------------------------------------------------------------------------
               Materials--2.8%
     19,400    Alcoa, Inc.                                                                  582,194           32
     30,676  * Cemex SA de CV (ADR)                                                       1,037,769           57
     32,100    Dow Chemical Company                                                       1,282,074           71
     21,100    DuPont (E.I.) de Nemours & Company                                         1,027,781           57
     23,800    International Paper Company                                                  811,580           45
      6,700    Newmont Mining Corporation                                                   302,505           16
----------------------------------------------------------------------------------------------------------------
                                                                                          5,043,903          278
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
  Shares or                                                                                             For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Telecommunication Services--2.7%
     53,200    AT&T, Inc.                                                                $1,901,900         $105
     74,222    Sprint Nextel Corporation                                                  1,402,054           77
     44,500    Verizon Communications, Inc.                                               1,657,180           92
----------------------------------------------------------------------------------------------------------------
                                                                                          4,961,134          274
----------------------------------------------------------------------------------------------------------------
               Utilities--1.4%
     58,300    Duke Energy Corporation                                                    1,936,143          107
     11,200    FPL Group, Inc.                                                              609,504           34
----------------------------------------------------------------------------------------------------------------
                                                                                          2,545,647          141
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $121,295,554)                                        179,205,278        9,894
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT
               AGENCY OBLIGATIONS--.8%
    $1,500M    Federal Home Loan Bank, 5.21%, 1/19/07
                 (cost $1,495,656)                                                        1,495,656           83
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $122,791,210)                             99.8%        180,700,934        9,977
Other Assets, Less Liabilities                                               .2             421,211           23
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%       $181,122,145      $10,000
================================================================================================================


* Non-income producing

  Summary of Abbreviations:
  ADR American Depositary Receipts

See notes to financial statements

Portfolio Manager's Letter
CASH MANAGEMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Cash Management Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 4.4%, including dividends of 4.3 cents per share.

The primary factor that drove the Fund's performance during the year was the movement of short-term interest rates. Short-term interest rates rose steadily through the first half of 2006, as the Federal Reserve (the "Fed") raised its target federal funds rate by 25 basis points at each of its first four meetings before stopping in August when the target rate reached 5.25% . During the second half of the year, short-term interest rates were mixed to lower as the market speculated on the direction of Fed policy. The money market yield curve remained positively sloped through the first three quarters before inverting in mid-September for the first time in more than three years.

The Fund took advantage of the steepness of the money market yield curve by selectively purchasing longer maturity money market instruments. The Fund also effectively used corporate bonds and notes for incremental return, in addition to floating rate securities and various types of callable securities.

The Fund continued to mitigate credit risk by generally limiting its corporate security investments to shorter maturities and smaller position sizes. In addition, the Fund maintained a significant portion of its assets in U.S. government and agency securities. The Fund also increased its holdings in floating rate securities, which added marginally to performance.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Portfolio Manager

January 31, 2007

Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,023.30         $3.57
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.40         $3.57
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Corporate Notes                                      43.8%
U.S. Government Agency Obligations                   29.1%
Floating Rate Notes                                  15.4%
Bankers' Acceptances                                  8.0%
Certificates of Deposit                               3.7%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.


Portfolio of Investments
CASH MANAGEMENT FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                 Interest                  $10,000 of
     Amount    Security                                                        Rate*          Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               CORPORATE NOTES--43.4%
      $300M    Abbott Laboratories, 3/8/07 +                                    5.20%       $297,046         $428
       250M    Archer-Daniels-Midland Co., 1/16/07 +                            5.23        249,380          360
       250M    Brown-Forman Corp., 1/3/07 +                                     5.25        249,854          360
       300M    Chevron Funding Corp., 1/19/07                                   5.24        299,125          431
       250M    Concentrate Manufacturing Co.
                 of Ireland, 1/19/07 +                                          5.22        249,274          360
       250M    Hershey Foods Corp., 2/9/07 +                                    5.19        248,517          358
       250M    Johnson & Johnson, 1/9/07 +                                      5.18        249,639          360
       200M    Madison Gas & Electric Co., 1/25/07                              5.28        199,237          287
       300M    Merrill Lynch & Co., Inc., 1/16/07                               5.22        299,256          432
       272M    Procter & Gamble Co., 2/5/07 +                                   5.28        270,522          390
       100M    Prudential Funding Corp., 1/25/07                                5.24         99,621          144
       300M    Toyota Motor Credit Corp., 3/2/07                                5.22        297,301          429
----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $3,008,772)                                          3,008,772        4,339
----------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--28.8%
               Federal Home Loan Bank:
       150M      1/31/07                                                        5.15        149,311          216
       200M      3/16/07                                                        5.07        199,570          288
       220M      4/9/07                                                         5.47        219,152          316
       100M      4/30/07                                                        5.23         99,266          143
       250M      5/16/07                                                        5.30        248,777          359
       150M      6/22/07                                                        5.15        149,174          215
       195M      8/1/07                                                         5.35        195,043          281
       250M      8/13/07                                                        5.25        247,174          357
       100M      10/2/07                                                        5.50        100,000          144
               Freddie Mac:
       250M      1/23/07                                                        5.21        249,131          359
       140M      5/11/07                                                        5.30        140,000          202
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $1,996,598)                                                                         1,996,598        2,880
----------------------------------------------------------------------------------------------------------------
               FLOATING RATE NOTES--15.3%
       100M    Advance Packaging Corp., 10/1/36
                 (LOC; Fifth Third Bank)                                        5.37        100,000          144
       250M    Bank of New York, 11/19/07                                       5.32        249,973          360
       150M    Fannie Mae, 2/12/07 #                                            3.50        149,736          216
       110M    Freddie Mac, 7/6/07                                              5.24        109,962          159
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                 Interest                  $10,000 of
     Amount    Security                                                         Rate*         Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               FLOATING RATE NOTES (continued)
      $200M    International Business
                  Machines Corp., 6/28/07                                       5.36%      $200,061         $288
       250M    US Bank, NA, 1/25/07                                             5.34        250,000          361
----------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $1,059,732)                                      1,059,732        1,528
----------------------------------------------------------------------------------------------------------------
               BANKERS' ACCEPTANCES--7.9%
       269M    Bank of America, NA, 1/22/07                                     5.20        268,103          387
       285M    JPMorgan Chase & Co., 2/13/07                                    5.23        283,130          408
----------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $551,233)                                         551,233          795
----------------------------------------------------------------------------------------------------------------
               CERTIFICATE OF DEPOSIT--3.6%
       250M    Citibank, NA, 1/5/07 (cost $249,998)                             5.29        249,998          361
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,866,333) ++                         99.0%             6,866,333        9,903
Other Assets, Less Liabilities                                           1.0                 67,222           97
----------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%            $6,933,555      $10,000
================================================================================================================


 * The interest rates shown are the effective rates at the time of purchase by the fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect on December 31, 2006.

 # Denotes a step bond (a bond with coupons that adjust to specified rates on specified dates).

 + Security exempt from registration under Section 4(2) of the Securities
   Act of 1933 (see Note 5).

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements

Portfolio Manager's Letter
DISCOVERY FUND

Dear Investor:

This is the annual report for the First Investors Life Discovery Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 22.5%, including dividends of 4.0 cents per share.

During the year the market performed surprisingly well. Within the small-cap sector, defensive groups did quite well, with the utilities and consumer staples sectors proving to be great performers. The materials and process sector, typically a very economically sensitive group, was also among the best performers. The laggards were energy and growth groups like the health care and technology sectors.

The Fund's strategic shift from small-cap growth to small-cap value in March of 2005 has borne fruit, as value continued to post superior returns. The Fund's strategy is to seek out well-managed companies that are being neglected by investors, rather than pursue companies with promising, but unproven, products and technologies.

Stock selection was the primary factor in the Fund's outperformance relative to the Russell 2000 Index. Our stock selection process allowed us to invest in a number of companies that were in the process of being acquired at premiums over current market valuations. These companies included Stewart & Stevenson, Aviall, Reynolds & Reynolds, John Harland and Intergraph. In addition, we located a few companies that significantly exceeded expectations, as their strategic positioning paid off. These holdings included Rogers Corporation, West Pharmaceutical, and MEMC Electronic Materials. All three prospered as their product development programs proved to be right on target. In turn, their sales and earnings accelerated and their stock values soared.

As we look at the current portfolio, we are pleased with the quality of our holdings. However, we are cautious about the market given the substantial appreciation in prices of small-cap stocks over the past several years.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ JOHN B. WALTHAUSEN

John B. Walthausen
Portfolio Manager

January 31, 2007

Fund Expenses
DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,133.28         $4.46
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.75         $4.23
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                          22.2%
Information Technology                               18.1%
Consumer Discretionary                               18.1%
Consumer Staples                                      8.4%
Financials                                            8.1%
Utilities                                             6.8%
Telecommunication Services                            6.6%
Materials                                             5.2%
Health Care                                           3.0%
Energy                                                 .8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
DISCOVERY FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Discovery Fund and the Russell 2000 Index.

First Investors Discovery Fund
Graph Plot Points
for the periods Ended 12/31/06

                   Discovery    Russell 2000
                        Fund           Index
Dec-96               $10,000         $10,000
Dec-97                11,684          12,236
Dec-98                12,040          11,924
Dec-99                15,408          14,459
Dec-00                15,374          14,022
Dec-01                12,127          14,371
Dec-02                 8,839          11,428
Dec-03                12,308          16,828
Dec-04                13,881          19,913
Dec-05                14,594          20,819
Dec-06                17,880          24,643

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                   22.51%
Five Years                  8.07%
Ten Years                   5.98%

  The graph compares a $10,000 investment in the First Investors Life Series Discovery Fund beginning 12/31/96 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividend and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/06.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
DISCOVERY FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--97.3%
               Consumer Discretionary--18.1%
     85,300    Brunswick Corporation                                                     $2,721,070         $172
     88,400    Catalina Marketing Corporation                                             2,431,000          153
     76,400    Dillard's, Inc. -- Class "A"                                               2,671,708          169
     80,800    Jackson Hewitt Tax Service, Inc.                                           2,744,776          173
    148,700    Journal Communications, Inc.                                               1,875,107          118
     49,400    Media General, Inc. -- Class "A"                                           1,836,198          116
     93,800  * Payless ShoeSource, Inc.                                                   3,078,516          194
     93,200  * Rent-A-Center, Inc.                                                        2,750,332          174
     71,000  * Scholastic Corporation                                                     2,544,640          161
    151,300  * Tempur-Pedic International, Inc.                                           3,095,598          195
    348,400  * Visteon Corporation                                                        2,954,432          186
----------------------------------------------------------------------------------------------------------------
                                                                                         28,703,377        1,811
----------------------------------------------------------------------------------------------------------------
               Consumer Staples--8.5%
     64,875    Church & Dwight Co., Inc.                                                  2,766,919          175
     96,000    Flowers Foods, Inc.                                                        2,591,040          164
     70,200    Hormel Foods Corporation                                                   2,621,268          165
     62,000    Lancaster Colony Corporation                                               2,747,220          173
     81,089    Tootsie Roll Industries, Inc.                                              2,651,610          167
----------------------------------------------------------------------------------------------------------------
                                                                                         13,378,057          844
----------------------------------------------------------------------------------------------------------------
               Energy--.7%
    145,200  * Parker Drilling Company                                                    1,186,284           75
----------------------------------------------------------------------------------------------------------------
               Financials--8.1%
      8,200  * Alleghany Corporation                                                      2,981,520          188
     92,200    Arthur J. Gallagher & Company                                              2,724,510          172
     77,900    Calamos Asset Management, Inc. -- Class "A"                                2,090,057          132
     64,400    Harleysville Group, Inc.                                                   2,242,408          142
    179,000    Phoenix Companies, Inc.                                                    2,844,310          179
----------------------------------------------------------------------------------------------------------------
                                                                                         12,882,805          813
----------------------------------------------------------------------------------------------------------------
               Health Care--3.0%
     55,600  * Magellan Health Services, Inc.                                             2,403,032          152
     44,800    West Pharmaceutical Services, Inc.                                         2,295,104          145
----------------------------------------------------------------------------------------------------------------
                                                                                          4,698,136          297
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
DISCOVERY FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Industrials--22.2%
     32,650    Carlisle Companies, Inc.                                                  $2,563,025         $162
     79,900    CLARCOR, Inc.                                                              2,701,419          170
     76,300    Curtiss-Wright Corporation                                                 2,829,204          179
     69,200  * Esterline Technologies Corporation                                         2,783,916          176
     58,900    HNI Corporation                                                            2,615,749          165
     62,500    John H. Harland Company                                                    3,137,500          198
     90,600  * Kansas City Southern, Inc.                                                 2,625,588          166
     43,500    Kennametal, Inc.                                                           2,559,975          162
    158,300  * Labor Ready, Inc.                                                          2,901,639          183
     46,300  * NCI Building Systems, Inc.                                                 2,396,025          151
     83,100    Pentair, Inc.                                                              2,609,340          165
     47,200    United Industrial Corporation                                              2,395,400          151
     78,400    Woodward Governor Company                                                  3,113,264          196
----------------------------------------------------------------------------------------------------------------
                                                                                         35,232,044        2,224
----------------------------------------------------------------------------------------------------------------
               Information Technology--18.1%
    115,700  * Avnet, Inc.                                                                2,953,821          187
    162,000    AVX Corporation                                                            2,395,980          151
     79,600  * Cabot Microelectronics Corporation                                         2,701,624          171
     39,900    CDW Corporation                                                            2,805,768          177
    124,200  * Checkpoint Systems, Inc.                                                   2,508,840          158
    130,100  * Convergys Corporation                                                      3,093,778          195
     52,100    Imation Corporation                                                        2,419,003          153
     82,500    MoneyGram International, Inc.                                              2,587,200          163
     43,250  * Overland Storage, Inc.                                                       194,625           12
     41,900  * Rogers Corporation                                                         2,478,385          156
    146,600  * Tyler Technologies, Inc.                                                   2,061,196          130
     55,150  * Varian Semiconductor Equipment Associates, Inc.                            2,510,428          159
----------------------------------------------------------------------------------------------------------------
                                                                                         28,710,648        1,812
----------------------------------------------------------------------------------------------------------------
               Materials--5.2%
     43,400    AptarGroup, Inc.                                                           2,562,336          162
    107,200    Commercial Metals Company                                                  2,765,760          175
     65,700    Eagle Materials, Inc.                                                      2,840,211          179
----------------------------------------------------------------------------------------------------------------
                                                                                          8,168,307          516
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
  Shares or                                                                                             For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Telecommunication Services--6.6%
     57,300    CenturyTel, Inc.                                                          $2,501,718         $158
    296,300  * Premiere Global Services, Inc.                                             2,797,072          176
     58,675    Telephone & Data Systems, Inc. -- Special Shares                           2,910,280          184
    100,700    USA Mobility, Inc.                                                         2,252,659          142
----------------------------------------------------------------------------------------------------------------
                                                                                         10,461,729          660
----------------------------------------------------------------------------------------------------------------
               Utilities--6.8%
    142,500  * CMS Energy Corporation                                                     2,379,750          150
    391,100  * Dynegy, Inc. -- Class "A"                                                  2,831,564          179
     96,200    Energy East Corporation                                                    2,385,760          151
     45,600    NSTAR                                                                      1,566,816           99
     61,000    Pepco Holdings, Inc.                                                       1,586,610          100
----------------------------------------------------------------------------------------------------------------
                                                                                         10,750,500          679
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $129,020,226)                                        154,171,887        9,731
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT
               AGENCY OBLIGATIONS--2.7%
    $4,300M    Federal Home Loan Bank, 4.8%, 1/2/07
                 (cost $4,298,280)                                                        4,298,280          271
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $133,318,506)                             100.0%       158,470,167       10,002
Excess of Liabilities Over Other Assets                                        --           (24,147)          (2)
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%      $158,446,020      $10,000
================================================================================================================


 * Non income-producing

See notes to financial statements

Portfolio Manager's Letter
FOCUSED EQUITY FUND

Dear Investor:

This is the annual report for the First Investors Life Focused Equity Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 9.5%, including dividends of 5.0 cents per share.

While the Fund had good absolute returns, it underperformed the S&P 500 Index primarily due to security selection and sector allocation decisions.

Security selection hurt the Fund, especially within the health care, telecommunication services and consumer discretionary sectors. Individual detractors during the year included Marvell Technology, Sprint Nextel and Amgen. Marvell Technology suffered from a lack of seasonal growth in its drive and PC businesses. Sprint Nextel struggled with an inferior handset portfolio relative to its peers. Amgen shares fell as investors became concerned that the outcome of a Medicare congressional hearing would negatively affect the company. Sector allocation was also a negative during the year due to the Fund's overweight allocation to the weaker performing information technology sector. The Fund was also hurt by its underweight allocations to the strong performing consumer discretionary and telecommunication services sectors.

The Fund benefited from security selection in the industrials, financials, and materials sectors. Individual contributors during the year included Bank of America, which benefited from strong loan growth and solid management of their credit division, and Schlumberger, which gained on higher oil prices.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ Matthew E. Megargel

Matthew E. Megargel
Portfolio Manager

January 31, 2007

Fund Expenses
FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,089.76         $4.90
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.24         $4.74
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Information Technology                               21.5%
Financials                                           19.8%
Industrials                                          13.2%
Health Care                                          13.1%
Energy                                               10.2%
Consumer Staples                                      9.6%
Consumer Discretionary                                6.3%
Utilities                                             3.0%
Telecommunication Services                            1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
FOCUSED EQUITY FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Focused Equity Fund and the Standard & Poor's 500 Index.

First Investors Focused Equity Fund
Graph Plot Points
for the periods Ended 12/31/06

                     Focused
                      Equity         S&P 500
                        Fund           Index
Nov-99               $10,000         $10,000
Dec-99                10,250          11,438
Dec-00                 9,130          10,397
Dec-01                 8,682           9,161
Dec-02                 6,243           7,136
Dec-03                 7,974           9,183
Dec-04                 8,442          10,182
Dec-05                 8,910          10,682
Dec-06                 9,754          12,369

(INSET BOX IN CHART READS:)

              Average Annual Total Returns*
One Year                   9.47%
Five Years                 2.35%
Since Inception (11/8/99)  (.35%)

  The graph compares a $10,000 investment in the First Investors Life Series Focused Equity Fund beginning 11/8/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/06.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FOCUSED EQUITY FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--97.7%
               Consumer Discretionary--6.3%
      6,000    CBS Corporation -- Class "B"                                                $187,080         $159
      3,000    Federated Department Stores, Inc.                                            114,390           97
      8,600    Staples, Inc.                                                                229,620          196
      5,050  * Viacom, Inc. -- Class "B"                                                    207,202          177
----------------------------------------------------------------------------------------------------------------
                                                                                            738,292          629
----------------------------------------------------------------------------------------------------------------
               Consumer Staples--9.6%
      4,300    Altria Group, Inc.                                                           369,026          315
      2,400    Coca-Cola Company                                                            115,800           99
      3,000    General Mills, Inc.                                                          172,800          147
      4,500    PepsiCo, Inc.                                                                281,475          240
      3,000    Procter & Gamble Company                                                     192,810          164
----------------------------------------------------------------------------------------------------------------
                                                                                          1,131,911          965
----------------------------------------------------------------------------------------------------------------
               Energy--10.2%
      7,000    Chesapeake Energy Corporation                                                203,350          173
      6,300    ConocoPhillips                                                               453,285          386
      7,700    Halliburton Company                                                          239,085          204
      2,900    Noble Energy, Inc.                                                           142,303          121
      3,900    Petro-Canada                                                                 160,056          137
----------------------------------------------------------------------------------------------------------------
                                                                                          1,198,079        1,021
----------------------------------------------------------------------------------------------------------------
               Financials--19.8%
      5,100    ACE, Ltd.                                                                    308,907          263
      7,200    Bank of America Corporation                                                  384,408          328
      8,600    Citigroup, Inc.                                                              479,020          408
      2,400    Merrill Lynch & Company, Inc.                                                223,440          190
      3,300    MetLife, Inc.                                                                194,733          166
      3,000    PNC Financial Services Group, Inc.                                           222,120          189
      3,400    State Street Corporation                                                     229,296          195
      4,600    UBS AG                                                                       277,518          237
----------------------------------------------------------------------------------------------------------------
                                                                                          2,319,442        1,976
----------------------------------------------------------------------------------------------------------------
               Health Care--13.1%
      2,600    Abbott Laboratories                                                          126,646          108
      1,300    Alcon, Inc.                                                                  145,301          124
      3,400  * Amgen, Inc.                                                                  232,254          198
      3,800    Eli Lilly & Company                                                          197,980          169
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FOCUSED EQUITY FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Health Care (continued)
      6,700    Medtronic, Inc.                                                             $358,517         $305
     11,600    Schering-Plough Corporation                                                  274,224          235
      2,600  * WellPoint, Inc.                                                              204,594          174
----------------------------------------------------------------------------------------------------------------
                                                                                          1,539,516        1,313
----------------------------------------------------------------------------------------------------------------
               Industrials--13.2%
      3,200    Boeing Company                                                               284,288          242
      1,900    Fluor Corporation                                                            155,135          132
      9,200    General Electric Company                                                     342,332          292
      1,900    Lockheed Martin Corporation                                                  174,933          149
      2,300    United Parcel Service, Inc. -- Class "B"                                     172,454          147
      3,300    United Technologies Corporation                                              206,316          175
      6,000    Waste Management, Inc.                                                       220,620          188
----------------------------------------------------------------------------------------------------------------
                                                                                          1,556,078        1,325
----------------------------------------------------------------------------------------------------------------
               Information Technology--21.5%
      7,600    Accenture, Ltd. -- Class "A"                                                 280,668          239
      6,200  * Adobe Systems, Inc.                                                          254,944          217
     10,000  * Cisco Systems, Inc.                                                          273,300          233
     11,800  * Corning, Inc.                                                                220,778          188
     22,500  * EMC Corporation                                                              297,000          253
        580  * Google, Inc. -- Class "A"                                                    267,078          228
      3,000    Hewlett-Packard Company                                                      123,570          105
      5,700    Maxim Integrated Products, Inc.                                              174,534          149
     12,100    Microsoft Corporation                                                        361,306          308
      6,800  * Oracle Corporation                                                           116,552           99
      4,000    QUALCOMM, Inc.                                                               151,160          129
----------------------------------------------------------------------------------------------------------------
                                                                                          2,520,890        2,148
----------------------------------------------------------------------------------------------------------------
               Telecommunication Services--1.0%
      6,140    Sprint Nextel Corporation                                                    115,985           99
----------------------------------------------------------------------------------------------------------------
               Utilities--3.0%
      2,400    Dominion Resources, Inc.                                                     201,216          171
      2,400    Exelon Corporation                                                           148,536          127
----------------------------------------------------------------------------------------------------------------
                                                                                            349,752          298
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,746,428)                                           11,469,945        9,774
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT--2.3%
     $266M     UBS Securities 4.9%, dated 12/29/06, to be
                 repurchased at $266,145 on 1/2/07
                 (collateralized by U.S. Treasury Bonds,
                 5.5%, 8/15/28, valued at $275,469)
                 (cost $266,000)                                                           $266,000         $226
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $10,012,428)                               100.0%       11,735,945       10,000
Excess of Liabilities Over Other Assets                                         --             (518)          --
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $11,735,427      $10,000
================================================================================================================


* Non-income producing

See notes to financial statements

Portfolio Manager's Letter
GOVERNMENT FUND

Dear Investor:

This is the annual report for the First Investors Life Government Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 3.8%, including dividends of 50.7 cents per share.

The Fund invests primarily in mortgage-backed bonds. The main factors that drove the Fund's performance during the year were the performance of mortgage-backed bonds relative to U.S. government securities, and GNMA mortgage-backed bonds' performance relative to conventional (FNMA and FHLMC) mortgage-backed bond investments. The Fund was also affected by prepayments on mortgage-backed bonds.

The mortgage-backed market had moderate returns in 2006 as interest rates rose. Tighter spreads on mortgage-backed bonds allowed the sector to outperform other high quality bonds. Within the mortgage-backed market, GNMAs had lower returns than the larger conventional mortgage-backed bond sector.

Management of the Fund focused on managing prepayment risk by selecting mortgage-backed pools with favorable prepayment characteristics, and on managing interest rate risk by underweighting lower coupon mortgage-backed securities and adjusting its holdings of U.S. government securities. The Fund's performance was hurt by prepayments on its high coupon holdings. Non-mortgage-backed holdings also hurt performance as they underperformed the mortgage-backed market. These factors were partially offset by the outperformance of the Fund's conventional mortgage-backed holdings.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Portfolio Manager
and Director of Fixed Income
First Investors Management Company, Inc.

January 31, 2007

Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,041.85         $4.07
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.95         $4.02
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Government National Mortgage Association             53.7%
Fannie Mae                                           14.8%
U.S. Government Agency Obligations                    9.8%
Freddie Mac                                           9.7%
U.S. Government Obligations                           8.5%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
GOVERNMENT FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Government Fund and the Merrill Lynch GNMA Master Index.

First Investors Government Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                  Lynch GNMA
                  Government          Master
                        Fund           Index
Dec-96               $10,000         $10,000
Dec-97                10,861          10,954
Dec-98                11,681          11,743
Dec-99                11,803          11,967
Dec-00                13,048          13,310
Dec-01                14,220          14,401
Dec-02                15,328          15,743
Dec-03                15,816          16,223
Dec-04                16,389          16,938
Dec-05                16,804          17,505
Dec-06                17,443          18,305

(INSET BOX IN CHART READS:)

               Average Annual Total Returns*
One Year                   3.80%
Five Years                 4.17%
Ten Years                  5.72%

  The graph compares a $10,000 investment in the First Investors Life Series Government Fund beginning 12/31/96 with a theoretical investment in the Merrill Lynch GNMA Master Index (the "Index"). The Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Index is trader-priced and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/06. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.65%, 4.01% and 5.54%, respectively.

  The returns shown do not reflect any sales charge, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch GNMA Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
GOVERNMENT FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED CERTIFICATES--78.4%
               Fannie Mae--14.8%
      $655M    5%, 1/1/2035 -- 7/1/2035                                                    $633,625         $317
     1,159M    5.5%, 10/1/2032 -- 7/1/2034                                                1,147,484          574
       120M    7%, 5/1/2031                                                                 124,750           63
       590M    9%, 6/1/2015 -- 11/1/2026                                                    637,954          319
       367M    11%, 10/1/2015                                                               412,135          206
----------------------------------------------------------------------------------------------------------------
                                                                                          2,955,948        1,479
----------------------------------------------------------------------------------------------------------------
               Freddie Mac--9.7%
     1,614M    6%, 8/1/2032 -- 10/1/2035                                                  1,627,879          814
       315M    6.5%, 7/1/2032 -- 12/1/2032                                                  321,978          161
----------------------------------------------------------------------------------------------------------------
                                                                                          1,949,857          975
----------------------------------------------------------------------------------------------------------------
               Government National Mortgage Association I Program--53.9%
     1,720M    5%, 6/15/2033 -- 1/22/2037                                                 1,674,719          838
     3,527M    5.5%, 2/15/2033 -- 1/15/2036                                               3,513,437        1,758
     2,705M    6%, 11/15/2032 -- 5/15/2036                                                2,746,288        1,375
     1,242M    6.5%, 7/15/2032 -- 8/15/2036                                               1,280,251          641
     1,284M    7%, 1/15/2030 -- 10/15/2032                                                1,338,048          670
       192M    10%, 5/15/2019 -- 8/15/2019                                                  216,640          108
----------------------------------------------------------------------------------------------------------------
                                                                                         10,769,383        5,390
----------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $15,838,840)                           15,675,188        7,844
----------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--8.5%
       880M    FDA Queens LP, 6.99%, 2017 +                                                 949,723          475
       750M    U.S. Treasury Notes, 4.625%, 2016                                            745,313          373
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,754,094)                              1,695,036          848
----------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--9.9%
     1,000M    Federal Farm Credit Bank, 5.5%, 2015                                         986,216          494
     1,000M    Federal Home Loan Bank, 5%, 2012                                             984,365          493
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,981,760)                       1,970,581          987
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GOVERNMENT FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--3.5%
     $700M     U.S. Treasury Bills, 4.68%, 1/25/07
                 (cost $697,633)                                                           $697,633         $349
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,272,327)                               100.3%       20,038,438       10,028
Excess of Liabilities Over Other Assets                                       (.3)          (58,450)         (28)
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $19,979,988      $10,000
================================================================================================================


+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

See notes to financial statements

Portfolio Manager's Letter
GROWTH & INCOME FUND

Dear Investor:

This is the annual report for the First Investors Life Growth & Income Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 14.4%, including dividends of 16.1 cents per share and capital gains of $2.27 per share.

The Fund underwent a management change during the year. From January 1 through October 17, 2006, the Fund was managed by Wellington Management Company, LLP. From October 18, 2006 through the end of the year, the Fund was managed by First Investors Management Company, Inc. The Fund also transitioned from a "growth" strategy to one that incorporates "growth and income," as reflected in the name change.

The Fund's performance during the year was driven by solid gains in the stock market, which was spurred on by a better than expected corporate earnings environment and a record level of mergers and acquisitions activity. Within the equity markets, all market-cap segments performed well, with small-cap stocks leading the way, followed by large-cap stocks.

The Fund's performance was helped by its stock selection, most notably in the technology and industrials sectors. Overweight positions in the technology, industrials and energy sectors also contributed positively.

Notably strong individual performers included Cisco Systems, Varian Semiconductor and Precision Castparts. Cisco Systems gained market share versus competitors and rebounded with new products and better execution. Varian Semiconductor benefited from its technology advantages amidst weakened competition in a robust capital investment period for semiconductor manufacturing. Precision Castparts, a maker of metal components and products for the aerospace and industrial industries, benefited from a cyclical upturn in aircraft manufacturing and strong end-market demand driven by the economy.

The weakest contributing sectors were telecommunications and financials. Within the telecommunications sector, poor performance of the Fund's investments in wireless carriers hurt performance. In the financials sector, the flat yield curve and the weakening housing market hurt the Fund's investments in thrift institutions, mortgage finance companies and regional banks. The Fund also saw weak results from its insurance investments, which struggled to rebuild capital levels from 2005's terrible hurricane season.

The Fund has maintained a multi-cap strategy, and at year-end held 57% of its assets in large-cap stocks, 18% in mid-cap stocks and 25% in small-cap stocks, as defined by Lipper's market capitalization ranges.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ EDWIN D. MISKA

Edwin D. Miska
Portfolio Manager*
and Director of Equities
First Investors Management Company, Inc.

January 31, 2007

* Mr. Miska became the Fund's Portfolio Manager on October 18, 2006.

Fund Expenses
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,115.78         $4.37
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.80         $4.18
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Information Technology                               18.2%
Industrials                                          16.7%
Financials                                           15.4%
Consumer Discretionary                               14.6%
Health Care                                          13.2%
Consumer Staples                                      8.1%
Energy                                                7.6%
Materials                                             4.7%
Telecommunication Services                             .8%
Utilities                                              .3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Growth & Income Fund, the Russell 3000 Index and the Standard & Poor's 500 Index. +

First Investors Growth & Income Fund
Graph Plot Points
for the periods Ended 12/31/06

                    Growth &
                      Income    Russell 3000         S&P 500
                        Fund           Index           Index
Dec-96               $10,000         $10,000         $10,000
Dec-97                12,928          13,178          13,336
Dec-98                16,464          16,359          17,147
Dec-99                20,822          19,778          20,755
Dec-00                20,828          18,303          18,867
Dec-01                18,044          16,205          16,623
Dec-02                14,031          12,715          12,950
Dec-03                18,125          16,664          16,663
Dec-04                20,078          18,655          18,476
Dec-05                21,523          19,797          19,384
Dec-06                24,612          22,909          22,444

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                   14.35%
Five Years                  6.41%
Ten Years                   9.42%

  The graph compares a $10,000 investment in the First Investors Life Series Growth & Income Fund beginning 12/31/96 with theoretical investments in the Russell 3000 Index and the Standard & Poor's 500 Index (the "Indices"). The Russell 3000 Index is an unmanaged Index composed of the 3,000 largest U. S. companies, as determined by market capitalization, and represents approximately 98% of the investable U. S. equity market. The Standard & Poor's Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/06. The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Index figures are from Frank Russell and Company, Standard & Poor's 500 Index figures are from Standard & Poor's, and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Standard & Poor's 500 Index this year because it is more suitable to the Fund's current investment strategies and risk. After this year we will not show a comparison to the Russell 3000 Index.


Portfolio of Investments
GROWTH & INCOME FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--99.9%
               Consumer Discretionary--14.7%
     48,200    bebe stores, inc.                                                           $953,878          $36
     55,800  * Carter's, Inc.                                                             1,422,900           53
     80,000    CBS Corporation -- Class "B"                                               2,494,400           93
     92,900    Clear Channel Communications, Inc.                                         3,301,666          123
     39,950  * Coldwater Creek, Inc.                                                        979,574           37
     95,000    Dollar General Corporation                                                 1,525,700           57
     40,000  * Eddie Bauer Holdings, Inc.                                                   362,400           14
     86,700    Foot Locker, Inc.                                                          1,901,331           71
    100,000    H&R Block, Inc.                                                            2,304,000           86
     59,000    Home Depot, Inc.                                                           2,369,440           89
     10,000    J.C. Penney Company, Inc.                                                    773,600           29
     25,000    Jones Apparel Group, Inc.                                                    835,750           31
     13,500    Journal Register Company                                                      98,550            4
     38,600    Kenneth Cole Productions, Inc. -- Class "A"                                  926,014           35
     52,000    Leggett & Platt, Inc.                                                      1,242,800           47
     50,000  * Lincoln Educational Services Corporation                                     674,500           25
     89,200  * Morgans Hotel Group Company                                                1,510,156           56
     67,500    Movado Group, Inc.                                                         1,957,500           73
     80,000    Orient-Express Hotels, Ltd.                                                3,785,600          141
     40,000  * RARE Hospitality International, Inc.                                       1,317,200           49
     30,100  * Steiner Leisure Ltd.                                                       1,369,550           51
     49,900  * Univision Communications, Inc. -- Class "A"                                1,767,458           66
     60,950  * Viacom, Inc. -- Class "B"                                                  2,500,778           93
    130,000    Westwood One, Inc.                                                           917,800           34
     63,200  * Wyndham Worldwide Corporation                                              2,023,664           76
----------------------------------------------------------------------------------------------------------------
                                                                                         39,316,209        1,469
----------------------------------------------------------------------------------------------------------------
               Consumer Staples--8.1%
     53,100    Altria Group, Inc.                                                         4,557,042          170
     50,500    Avon Products, Inc.                                                        1,668,520           63
     38,600  * Chattem, Inc.                                                              1,933,088           72
     30,100    Coca-Cola Company                                                          1,452,325           54
     55,600    CVS Corporation                                                            1,718,596           64
    115,800    Nu Skin Enterprises, Inc. -- Class "A"                                     2,111,034           79
     40,000    PepsiCo, Inc.                                                              2,502,000           94
     50,400    Procter & Gamble Company                                                   3,239,208          121
      2,500    Tootsie Roll Industries, Inc.                                                 81,750            3
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Consumer Staples (continued)
     39,600    Wal-Mart Stores, Inc.                                                     $1,828,728          $68
     19,000    WD-40 Company                                                                662,530           25
----------------------------------------------------------------------------------------------------------------
                                                                                         21,754,821          813
----------------------------------------------------------------------------------------------------------------
               Energy--7.6%
      1,000  * Cal Dive International, Inc.                                                  12,550           --
     34,000    Chesapeake Energy Corporation                                                987,700           37
     48,500  * Complete Production Services, Inc.                                         1,028,200           38
     49,000    ConocoPhillips                                                             3,525,550          132
     38,800    ExxonMobil Corporation                                                     2,973,244          111
     16,200    GlobalSantaFe Corporation                                                    952,236           36
     20,300  * National-Oilwell Varco, Inc.                                               1,241,954           46
     27,000    Noble Corporation                                                          2,056,050           77
     40,000    Noble Energy, Inc.                                                         1,962,800           73
     25,000  * North American Energy Partners, Inc.                                         407,000           15
     42,800    Sasol, Ltd. (ADR)                                                          1,579,320           59
     32,100    Schlumberger, Ltd.                                                         2,027,436           76
     20,000  * Swift Energy Company                                                         896,200           34
     22,100    Woodside Petroleum, Ltd. (ADR)                                               663,849           25
----------------------------------------------------------------------------------------------------------------
                                                                                         20,314,089          759
----------------------------------------------------------------------------------------------------------------
               Financials--15.4%
     17,500    American Express Company                                                   1,061,725           40
     32,774    American International Group, Inc.                                         2,348,585           88
     40,000    Astoria Financial Corporation                                              1,206,400           45
     70,000    Bank of America Corporation                                                3,737,300          139
     50,500    Brookline Bancorp, Inc.                                                      665,085           25
     18,700    Capital One Financial Corporation                                          1,436,534           54
     60,000    Citigroup, Inc.                                                            3,342,000          125
     67,400    Colonial BancGroup, Inc.                                                   1,734,876           65
     33,800  * First Mercury Financial Corporation                                          794,976           30
     14,400    Hartford Financial Services Group, Inc.                                    1,343,664           50
     40,000    JPMorgan Chase & Company                                                   1,932,000           72
     21,500    Lehman Brothers Holdings, Inc.                                             1,679,580           63
     25,600    Merrill Lynch & Company, Inc.                                              2,383,360           89
     22,500    Morgan Stanley                                                             1,832,175           68
     63,300  * NASDAQ Stock Market, Inc.                                                  1,949,007           73
     84,300    NewAlliance Bancshares, Inc.                                               1,382,520           52
     48,800    PNC Financial Services Group, Inc.                                         3,613,152          135
     40,000    South Financial Group, Inc.                                                1,063,600           40
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GROWTH & INCOME FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Financials (continued)
     25,000    U.S. Bancorp                                                                $904,750          $34
     62,100    W.R. Berkley Corporation                                                   2,143,071           80
     34,000    Wachovia Corporation                                                       1,936,300           72
     35,000    Washington Mutual, Inc.                                                    1,592,150           59
     35,000    Wells Fargo & Company                                                      1,244,600           46
----------------------------------------------------------------------------------------------------------------
                                                                                         41,327,410        1,544
----------------------------------------------------------------------------------------------------------------
               Health Care--13.3%
     53,900    Abbott Laboratories                                                        2,625,469           98
     39,300  * Amgen, Inc.                                                                2,684,583          100
      7,600    Baxter International, Inc.                                                   352,564           13
     36,200    Biomet, Inc.                                                               1,493,974           56
     33,700  * Boston Scientific Corporation                                                578,966           22
     20,400    Eisai Co., Ltd. (ADR)                                                      1,119,684           42
     48,200    Eli Lilly & Company                                                        2,511,220           94
     20,000  * Health Net, Inc.                                                             973,200           36
     11,900  * Hospira, Inc.                                                                399,602           15
     45,000    Johnson & Johnson                                                          2,970,900          111
     16,800  * Laboratory Corporation of America Holdings                                 1,234,296           46
     55,200  * Medco Health Solutions, Inc.                                               2,949,888          110
     60,000    Medtronic, Inc.                                                            3,210,600          120
     22,500    Omnicare, Inc.                                                               869,175           32
    141,500    Pfizer, Inc.                                                               3,664,850          137
     53,700    Sanofi-Aventis (ADR)                                                       2,479,329           93
     59,000  * St. Jude Medical, Inc.                                                     2,157,040           80
     28,100  * Triad Hospitals, Inc.                                                      1,175,423           44
     18,500    UnitedHealth Group, Inc.                                                     994,005           37
     21,700  * Waters Corporation                                                         1,062,649           40
----------------------------------------------------------------------------------------------------------------
                                                                                         35,507,417        1,326
----------------------------------------------------------------------------------------------------------------
               Industrials--16.8%
     51,200    3M Company                                                                 3,990,016          149
      9,800  * Aegean Marine Petroleum Network, Inc.                                        160,720            6
     28,500    Alexander & Baldwin, Inc.                                                  1,263,690           47
     50,200  * Altra Holdings, Inc.                                                         705,310           26
     34,500    Avis Budget Group, Inc.                                                      748,305           28
     59,100    Barnes Group, Inc.                                                         1,285,425           48
     29,000    Boeing Company                                                             2,576,360           96
     30,300    Burlington Northern Santa Fe Corporation                                   2,236,443           84
      2,100  * Canadian Solar, Inc.                                                          22,008            1
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Industrials (continued)
     12,000    Eaton Corporation                                                           $901,680          $34
     80,900  * Gardner Denver, Inc.                                                       3,018,379          113
    147,800    General Electric Company                                                   5,499,638          205
     13,600  * Genlyte Group, Inc.                                                        1,062,296           40
     15,000    Harsco Corporation                                                         1,141,500           43
     40,500    Illinois Tool Works, Inc.                                                  1,870,695           70
      1,100    Knoll, Inc.                                                                   24,200            1
     20,700    Lockheed Martin Corporation                                                1,905,849           71
     75,000  * Navigant Consulting, Inc.                                                  1,482,000           55
     30,300    Northrop Grumman Corporation                                               2,051,310           77
     50,900  * PGT, Inc.                                                                    643,885           24
     51,700    Precision Castparts Corporation                                            4,047,076          151
     16,900    Steelcase, Inc. -- Class "A"                                                 306,904           11
     50,500    TAL International Group, Inc.                                              1,347,845           50
     65,700    Tyco International, Ltd.                                                   1,997,280           75
     57,400    United Technologies Corporation                                            3,588,648          134
     30,000    Waste Management, Inc.                                                     1,103,100           41
----------------------------------------------------------------------------------------------------------------
                                                                                         44,980,562        1,680
----------------------------------------------------------------------------------------------------------------
               Information Technology--18.2%
     30,000  * Alliance Data Systems Corporation                                          1,874,100           70
      9,500    Amphenol Corporation -- Class "A"                                            589,760           22
     60,700  * Arris Group, Inc.                                                            759,357           28
      5,100  * CACI International, Inc.                                                     288,150           11
    133,800  * Cisco Systems, Inc.                                                        3,656,754          137
    140,100  * Corning, Inc.                                                              2,621,271           98
     67,686  * Electronics for Imaging, Inc.                                              1,799,094           67
    200,000  * EMC Corporation                                                            2,640,000           99
     40,000    First Data Corporation                                                     1,020,800           38
      7,500  * Google, Inc. -- Class "A"                                                  3,453,600          129
     49,000    Harris Corporation                                                         2,247,140           84
     55,600    Hewlett-Packard Company                                                    2,290,164           86
     61,900    Intel Corporation                                                          1,253,475           47
     50,700  * International Rectifier Corporation                                        1,953,471           73
     16,600  * Komag, Inc.                                                                  628,808           23
     27,100  * MEMC Electronic Materials, Inc.                                            1,060,694           40
    147,200    Microsoft Corporation                                                      4,395,392          164
     92,700    Motorola, Inc.                                                             1,905,912           71
     34,000  * NCI, Inc. -- Class "A"                                                       519,860           19
    121,500  * Openwave Systems, Inc.                                                     1,121,445           42
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GROWTH & INCOME FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
  Shares or                                                                                             For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Information Technology (continued)
     84,000  * Parametric Technology Corporation                                         $1,513,680          $57
     45,500    QUALCOMM, Inc.                                                             1,719,445           64
    134,800  * Silicon Image, Inc.                                                        1,714,656           64
    118,000  * Smart Modular Technologies (WWH), Inc.                                     1,588,280           59
     77,500  * Symantec Corporation                                                       1,615,875           60
     50,000  * TIBCO Software, Inc.                                                         472,000           18
     46,700  * Varian Semiconductor Equipment Associates, Inc.                            2,125,784           79
     40,200    Western Union Company                                                        901,284           34
     45,000    Xilinx, Inc.                                                               1,071,450           40
----------------------------------------------------------------------------------------------------------------
                                                                                         48,801,701        1,823
----------------------------------------------------------------------------------------------------------------
               Materials--4.7%
    101,100    Celanese Corporation                                                       2,616,468           98
     35,400    Dow Chemical Company                                                       1,413,876           53
     26,500    Freeport-McMoRan Copper & Gold, Inc. -- Class "B"                          1,476,845           55
     42,200    Lubrizol Corporation                                                       2,115,486           79
     10,000    PPG Industries, Inc.                                                         642,100           24
     21,600    Praxair, Inc.                                                              1,281,528           48
     30,000    RPM International, Inc.                                                      626,700           23
      8,100    Scotts Miracle-Gro Company                                                   418,365           16
     45,100    Temple-Inland, Inc.                                                        2,075,953           77
----------------------------------------------------------------------------------------------------------------
                                                                                         12,667,321          473
----------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.8%
     56,400    AT&T, Inc.                                                                 2,016,300           75
----------------------------------------------------------------------------------------------------------------
               Utilities--.3%
     25,000    Atmos Energy Corporation                                                     797,750           30
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $223,883,156)                                        267,483,580        9,992
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.5%
    $1,200M    Fannie Mae, 5.15%, 1/31/07 (cost $1,194,506)                               1,194,506           45
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $225,077,662)                             100.4%       268,678,086       10,037
Excess of Liabilities Over Other Assets                                      (.4)          (995,039)         (37)
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%      $267,683,047      $10,000
================================================================================================================


* Non-income producing

  Summary of Abbreviations:
  ADR American Depositary Receipts

See notes to financial statements

Portfolio Managers' Letter
HIGH YIELD FUND

Dear Investor:

This is the annual report for the First Investors Life High Yield Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 9.8%, including dividends of 66.8 cents per share.

The most important factors driving the Fund's performance during the year were the overall performance of the high yield market and the Fund's individual security selection.

The high yield market continued its upward trend from 2005's fourth quarter following the release of economic statistics that showed the United States economy continued to remain on track. As the year progressed, economic and credit trends generally remained favorable, but the markets were focused on the actions of the Federal Reserve (the "Fed"). Investors were divided on whether the Fed needed to keep raising rates to fight inflation or whether it had gone far enough and risked pushing the economy into recession. In August, the Fed paused for the first time in over two years, and the high yield market responded positively. High yield was the best performing fixed income asset class in 2006.

Aiding the Fund's performance were positions in Charter Communications, Adelphia Communications, Ingles Markets and Special Devices. Cable television provider Charter Communications' bonds rallied after Charter completed asset sales, enhanced liquidity and announced improved operating results. Adelphia Communications, a cable television provider, rallied as its bankruptcy process drew to a close and a plan of reorganization was approved. Additionally, valuations in the cable sector improved throughout the year due to good operating results and perceptions of a diminishing competitive threat from telecommunications firms. Supermarket chain Ingles Markets' stock price almost doubled as it reported strong operating results throughout the year. Auto parts supplier Special Devices reported improving results and a product line expansion that was viewed favorably by investors.

Fund performance was hurt by positions in Insight Health Services, MedQuest, HCA, Clear Channel Communications and Triton Communications. Diagnostic imaging providers Insight Health and MedQuest declined following cuts in Medicare reimbursements in the Deficit Reduction Act of 2005, which was approved on February 1, 2006. Acute care provider HCA, and radio and television broadcaster Clear Channel announced leveraged buyouts and their intention to leave the longer dated bonds outstanding. Additional debt to finance the leveraged buyouts caused our holdings to decline in value. In addition, wireless communication provider Triton Communications detracted from performance due to poor operating performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ RICHARD T. BOURKE     \S\ GREG MILLER

Richard T. Bourke         Greg Miller
Co-Portfolio Manager      Co-Portfolio Manager

January 31, 2007

Fund Expenses
HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,072.46         $4.44
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.65         $4.33
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Discretionary                               26.5%
Consumer Staples                                     20.7%
Energy                                               13.3%
Materials                                             9.6%
Industrials                                           6.9%
Health Care                                           6.7%
Financials                                            3.5%
Information Technology                                2.8%
Telecommunication Services                            2.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
HIGH YIELD FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series High Yield Fund and the Credit Suisse High Yield Index II.

First Investors High Yield Fund
Graph Plot Points
for the periods Ended 12/31/06

                                  Credit Suisse
                    High Yield       High Yield
                          Fund         Index II
Dec-96                 $10,000          $10,000
Dec-97                  11,247           11,221
Dec-98                  11,601           11,283
Dec-99                  12,176           11,688
Dec-00                  11,401           11,026
Dec-01                  11,006           11,705
Dec-02                  11,254           12,068
Dec-03                  14,195           15,440
Dec-04                  15,607           17,285
Dec-05                  15,670           17,676
Dec-06                  17,201           19,783

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                    9.77%
Five Years                  9.34%
Ten Years                   5.57%

  The graph compares a $10,000 investment in the First Investors Life Series High Yield Fund beginning 12/31/96 with a theoretical investment in the Credit Suisse High Yield Index II (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/06, the Index consisted of 1,335 different issues, most of which are cash-pay, also included in the Index are zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which are in default. As of 12/31/06, approximately 3.07% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.35 years, an average duration of 4.29 years and an average coupon of 8.42%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/06.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. Credit Suisse High Yield Index II figures are from Credit Suisse Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
HIGH YIELD FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--88.7%
               Aerospace/Defense--3.2%
      $550M    Alliant Techsystems, Inc., 6.75%, 2016                                      $551,375          $81
       600M    DRS Technologies, Inc., 6.875%, 2013                                         607,500           89
       374M    DynCorp International, LLC, 9.5%, 2013                                       398,310           58
       190M    GenCorp, Inc., 9.5%, 2013                                                    202,350           29
       400M    L-3 Communications Corp., 7.625%, 2012                                       416,000           61
----------------------------------------------------------------------------------------------------------------
                                                                                          2,175,535          318
----------------------------------------------------------------------------------------------------------------
               Automotive--7.1%
       200M    Accuride Corp., 8.5%, 2015                                                   193,500           28
               Asbury Automotive Group, Inc.:
       175M      9%, 2012                                                                   183,750           27
       600M      8%, 2014                                                                   612,000           89
       500M    Avis Budget Car Rental, LLC, 7.75%, 2016 +                                   483,750           71
       750M    Cooper Standard Automotive, Inc., 8.375%, 2014                               594,375           87
       375M    Dana Corp., 9%, 2011 ++                                                      284,062           42
               Delco Remy International, Inc.:
       500M      11%, 2009                                                                  210,000           31
       250M      9.375%, 2012                                                                95,000           14
       500M    General Motors Acceptance Corp., 6.75%, 2014                                 514,349           75
       750M    Tenneco Automotive, Inc., 8.625%, 2014                                       768,750          112
       448M    TRW Automotive, Inc., 9.375%, 2013                                           482,720           71
       400M    United Components, Inc., 9.375%, 2013                                        416,000           61
----------------------------------------------------------------------------------------------------------------
                                                                                          4,838,256          708
----------------------------------------------------------------------------------------------------------------
               Chemicals--6.3%
       225M    BCP Crystal US Holdings Corp., 9.625%, 2014                                  249,750           37
       350M    Equistar Chemicals LP, 10.625%, 2011                                         374,500           55
        50M    Huntsman International, LLC, 7.375%, 2015 +                                   49,875            7
               Huntsman, LLC:
       183M      11.625%, 2010                                                              200,842           29
       319M      11.5%, 2012                                                                361,268           53
       700M    Innophos, Inc., 8.875%, 2014                                                 714,000          104
       425M    Millennium America, Inc., 9.25%, 2008                                        440,938           65
       400M    Nell AF S.a.r.l., 8.375%, 2015 +                                             413,000           60
       550M    Newmarket Corp., 7.125%, 2016 +                                              552,750           81
       100M    Omnova Solutions, Inc., 11.25%, 2010                                         108,000           16
       337M    Terra Capital, Inc., 11.5%, 2010                                             363,960           53
       450M    Tronox Worldwide, LLC, 9.5%, 2012                                            475,875           70
----------------------------------------------------------------------------------------------------------------
                                                                                          4,304,758          630
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Consumer Non-Durables--3.8%
      $200M    Broder Brothers Co., 11.25%, 2010                                           $195,000          $29
       500M    GFSI, Inc., 11.5%, 2011 + ***                                                492,500           72
               Levi Strauss & Co.:
       500M      10.122%, 2012 ***                                                          515,625           75
       400M      9.75%, 2015                                                                433,000           63
       800M    Playtex Products, Inc., 9.375%, 2011                                         838,000          123
       100M    Remington Arms Co., 10.5%, 2011                                               95,250           14
----------------------------------------------------------------------------------------------------------------
                                                                                          2,569,375          376
----------------------------------------------------------------------------------------------------------------
               Energy--13.1%
       600M    Basic Energy Services, Inc., 7.125%, 2016                                    594,000           87
       700M    Bluewater Finance, Ltd., 10.25%, 2012                                        736,750          108
               Chesapeake Energy Corp.:
       200M      7.5%, 2014                                                                 208,750           31
     1,000M      6.625%, 2016                                                               998,750          146
       500M    Compagnie Generale de Geophysique, 7.5%, 2015                                505,000           74
       500M    Complete Production Services, Inc., 8%, 2016 +                               515,000           75
       250M    Delta Petroleum Corp., 7%, 2015                                              232,500           34
     1,000M    El Paso Production Holding Co., 7.75%, 2013                                1,051,250          154
       200M    Energy Partners, Ltd., 8.75%, 2010                                           206,500           30
               Giant Industries, Inc.:
       650M      11%, 2012                                                                  700,375          102
       450M      8%, 2014                                                                   488,812           72
       150M    Hilcorp Energy I, LP, 9%, 2016 +                                             159,375           23
       400M    Pacific Energy Partners LP, 7.125%, 2014                                     410,944           60
       750M    POGO Producing Co., 6.875%, 2017                                             720,000          105
       300M    Stewart & Stevenson, LLC, 10%, 2014 +                                        316,500           46
               Stone Energy Corp.:
       600M      8.124%, 2010 + ***                                                         597,000           87
       100M      6.75%, 2014                                                                 96,000           14
       400M    Tesoro Corp., 6.25%, 2012                                                    400,000           59
----------------------------------------------------------------------------------------------------------------
                                                                                          8,937,506        1,307
----------------------------------------------------------------------------------------------------------------
               Financial Services--1.9%
       250M    Saxon Capital, Inc., 12%, 2014 +                                             358,483           53
       912M    Targeted Return Index Securities Trust, 7.548%, 2016 +                       932,226          136
----------------------------------------------------------------------------------------------------------------
                                                                                          1,290,709          189
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--1.1%
               Land O'Lakes, Inc.:
      $200M      9%, 2010                                                                  $213,250          $31
        33M      8.75%, 2011                                                                 34,485            5
       200M    Pierre Foods, Inc., 9.875%, 2012                                             207,000           30
       250M    Southern States Cooperative, Inc., 10.5%, 2010 +                             265,000           39
----------------------------------------------------------------------------------------------------------------
                                                                                            719,735          105
----------------------------------------------------------------------------------------------------------------
               Food/Drug--1.1%
       750M    Ingles Markets, Inc., 8.875%, 2011                                           785,625          115
----------------------------------------------------------------------------------------------------------------
               Forest Products/Containers--1.8%
       250M    Jefferson Smurfit Corp., 8.25%, 2012                                         245,000           36
       250M    Packaging Dynamics Finance Corp., 10%, 2016 +                                251,250           37
       370M    Tekni-Plex, Inc., 8.75%, 2013 +                                              359,825           52
       375M    Verso Paper Holdings, LLC, 9.121%, 2014 + ***                                382,500           56
----------------------------------------------------------------------------------------------------------------
                                                                                          1,238,575          181
----------------------------------------------------------------------------------------------------------------
               Gaming/Leisure--7.4%
       500M    Circus & Eldorado/Silver Legacy, 10.125%, 2012                               527,500           77
       250M    Herbst Gaming, Inc., 8.125%, 2012                                            256,250           37
       500M    Isle of Capri Casinos, Inc., 7%, 2014                                        500,000           73
       600M    Mandalay Resort Group, 6.375%, 2011                                          600,000           88
       800M    MGM Mirage, Inc., 6.625%, 2015                                               766,000          112
               Park Place Entertainment Corp.:
       700M      9.375%, 2007                                                               702,625          103
       500M      7%, 2013                                                                   512,117           75
     1,000M    Speedway Motorsports, Inc., 6.75%, 2013                                    1,005,000          147
       200M    Wimar Opco, LLC, (Tropicana Entertainment),
                 9.625%, 2014 +                                                             199,000           29
----------------------------------------------------------------------------------------------------------------
                                                                                          5,068,492          741
----------------------------------------------------------------------------------------------------------------
               Health Care--6.6%
       260M    Alliance Imaging, Inc., 7.25%, 2012                                          248,300           36
       500M    DaVita, Inc., 7.25%, 2015                                                    512,500           75
       400M    Fisher Scientific International, Inc., 6.125%, 2015                          396,089           58
       600M    Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                                 375           --
               HCA, Inc.:
       500M      6.95%, 2012                                                                475,444           70
       200M      6.75%, 2013                                                                180,000           26
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Health Care (continued)
      $350M    Insight Health Services Corp., 9.875%, 2011                                  $84,000          $12
       140M    MedQuest, Inc., 11.875%, 2012                                                116,200           17
     1,000M    Omnicare, Inc., 6.875%, 2015                                                 992,500          145
       100M    Res-Care, Inc., 7.75%, 2013                                                  103,000           15
               Tenet Healthcare Corp.:
       600M      6.375%, 2011                                                               552,000           81
       250M      9.25%, 2015                                                                251,250           37
       600M    Triad Hospitals, Inc., 7%, 2013                                              606,750           89
----------------------------------------------------------------------------------------------------------------
                                                                                          4,518,408          661
----------------------------------------------------------------------------------------------------------------
               Housing--3.5%
       500M    Beazer Homes USA, Inc., 6.875%, 2015                                         492,500           72
       700M    Builders FirstSource, Inc., 9.624%, 2012 ***                                 692,125          101
       100M    NTK Holdings, Inc., 0%-10.75%, 2014 #                                         70,500           10
       500M    Ply Gem Industries, Inc., 9%, 2012                                           427,500           63
               William Lyon Homes, Inc.:
       500M      7.625%, 2012                                                               428,750           63
       300M      10.75%, 2013                                                               287,250           42
----------------------------------------------------------------------------------------------------------------
                                                                                          2,398,625          351
----------------------------------------------------------------------------------------------------------------
               Information Technology--2.7%
       350M    Exodus Communications, Inc., 10.75%, 2009 ++ **                                  219           --
               Freescale Semiconductor, Inc.:
       600M      9.125%, 2014 +                                                             599,250           88
       100M      10.125%, 2016 +                                                            100,625           15
     1,000M    Iron Mountain, Inc., 8.25%, 2011                                           1,002,510          146
       150M    Sanmina -- SCI Corp., 8.125%, 2016                                           145,875           21
----------------------------------------------------------------------------------------------------------------
                                                                                          1,848,479          270
----------------------------------------------------------------------------------------------------------------
               Investment/Finance Companies--.8%
       500M    LaBranche & Co., Inc., 11%, 2012                                             541,250           79
----------------------------------------------------------------------------------------------------------------
               Manufacturing--.3%
       200M    Case New Holland, Inc., 7.125%, 2014                                         204,000           30
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Media--Broadcasting--3.5%
    $1,250M    Block Communications, Inc., 8.25%, 2015 +                                 $1,253,125         $183
        50M    Nexstar Finance, Inc., 7%, 2014                                               47,250            7
       350M    Sinclair Broadcasting Group, Inc., 8%, 2012                                  363,125           53
               Young Broadcasting Inc.:
       340M      10%, 2011                                                                  324,700           48
       500M      8.75%, 2014                                                                435,625           64
----------------------------------------------------------------------------------------------------------------
                                                                                          2,423,825          355
----------------------------------------------------------------------------------------------------------------
               Media--Cable TV--8.7%
       900M    Adelphia Communications Corp. , 10.25%, 2011 ++                              859,500          126
       715M    Atlantic Broadband Finance, LLC, 9.375%, 2014                                726,619          106
       400M    Cablevision Systems Corp., 8%, 2012                                          395,000           58
               Charter Communications Holdings, LLC:
     1,500M      10%, 2009                                                                1,462,500          214
       250M      0% -- 11.75%, 2011#                                                        241,250           35
       250M    CSC Holdings, Inc., 8.125%, 2009                                             260,312           38
     1,000M    Echostar DBS Corp., 6.375%, 2011                                             996,250          146
     1,000M    Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                            998,750          146
----------------------------------------------------------------------------------------------------------------
                                                                                          5,940,181          869
----------------------------------------------------------------------------------------------------------------
               Media--Diversified--3.6%
       500M    Cenveo, Inc., 7.875%, 2013                                                   482,500           71
       600M    Idearc, Inc., 8%, 2016 +                                                     612,000           90
               MediaNews Group, Inc.:
       300M      6.875%, 2013                                                               273,000           40
       200M      6.375%, 2014                                                               173,000           25
               Six Flags, Inc.:
       350M      8.875%, 2010                                                               340,375           50
       150M      9.625%, 2014                                                               139,875           20
       400M    Universal City Development Partners, Ltd., 11.75%, 2010                      430,500           63
----------------------------------------------------------------------------------------------------------------
                                                                                          2,451,250          359
----------------------------------------------------------------------------------------------------------------
               Metals/Mining--1.0%
       200M    Metals USA, Inc., 11.125%, 2015                                              220,750           32
       450M    Russell Metals, Inc., 6.375%, 2014                                           431,438           63
----------------------------------------------------------------------------------------------------------------
                                                                                            652,188           95
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Retail--General Merchandise--3.4%
    $1,000M    Gregg Appliances, Inc., 9%, 2013                                            $960,000         $140
               GSC Holdings Corp.:
       200M      9.247%, 2011 ***                                                           208,500           31
       200M      8%, 2012                                                                   210,000           31
       150M    Hanesbrands, Inc., 8.735%, 2014 + ***                                        153,375           22
       700M    Neiman Marcus Group, Inc., 10.375%, 2015                                     782,250          114
----------------------------------------------------------------------------------------------------------------
                                                                                          2,314,125          338
----------------------------------------------------------------------------------------------------------------
               Services--5.6%
               Allied Waste NA, Inc.:
       400M      5.75%, 2011                                                                389,000           57
       206M      9.25%, 2012                                                                219,905           32
       200M      7.875%, 2013                                                               207,250           30
       700M      7.375%, 2014                                                               700,000          102
       250M    Ashtead Capital, Inc., 9%, 2016 +                                            268,750           39
       220M    Hydrochem Industrial Services, Inc., 9.25%, 2013 +                           222,200           33
               United Rentals, Inc.:
       300M      6.5%, 2012                                                                 297,750           44
       500M      7%, 2014                                                                   493,125           72
     1,000M    Waste Services, Inc., 9.5%, 2014                                           1,047,500          153
----------------------------------------------------------------------------------------------------------------
                                                                                          3,845,480          562
----------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
       950M    E. Spire Communications, Inc., 13%, 2010 ++ **                                    95           --
----------------------------------------------------------------------------------------------------------------
               Transportation--.2%
       137M    American Commercial Lines, LLC, 9.5%, 2015                                   152,926           22
----------------------------------------------------------------------------------------------------------------
               Wireless Communications--2.0%
       800M    Nextel Communications, Inc., 5.95%, 2014                                     780,174          114
       600M    Rogers Wireless, Inc., 6.375%, 2014                                          610,500           89
----------------------------------------------------------------------------------------------------------------
                                                                                          1,390,674          203
----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $62,457,327)                                        60,610,072        8,864
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
HIGH YIELD FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
  Principal                                                                                             For Each
     Amount                                                                                           $10,000 of
  or Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--1.5%
    $1,000M    U.S. Treasury Notes, 6.125%, 2007 (cost $1,008,113)                       $1,006,641         $147
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--1.2%
               Food/Drug--.3%
      6,400    Ingles Markets, Inc.                                                         190,656           28
----------------------------------------------------------------------------------------------------------------
               Media--Broadcasting--.6%
     12,000    Clear Channel Communications, Inc.                                           426,480           62
----------------------------------------------------------------------------------------------------------------
               Media--Diversified--.3%
      1,000  * MediaNews Group, Inc. -- Class "A" **                                        225,000           33
----------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
        690  * Viatel Holding (Bermuda), Ltd. **                                                  3           --
      4,399  * World Access, Inc.                                                                 4           --
----------------------------------------------------------------------------------------------------------------
                                                                                                  7           --
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $556,311)                                                842,143          123
----------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS--.5%
               Manufacturing
        467    Day International Group, Inc., 12.25%, 2010, PIK
                 (cost $425,143)                                                            370,248           54
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--3.4%
               General Electric Capital Corp.:
      $300M      5.24%, 1/9/07                                                              299,563           44
       200M      5.24%, 1/25/07                                                             199,242           29
       500M    Johnson & Johnson, 5.18%, 1/9/07 +++                                         499,278           73
       300M    Prudential Funding Corp., 5.24%, 1/25/07                                     298,862           44
     1,000M    Toyota Motor Credit Corp., 5.26%, 1/11/07                                    998,246          146
----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $2,295,191)                               2,295,191          336
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT
               AGENCY OBLIGATIONS--2.9%
               $2,000M Federal Home Loan Bank, 5.18%, 1/17/07
                 (cost $1,994,819)                                                       $1,994,819         $292
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $68,736,904)                                98.2%       67,119,114        9,816
Other Assets, Less Liabilities                                                1.8         1,258,787          184
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $68,377,901      $10,000
================================================================================================================


  + Security exempt from registration under Rule 144A of the Securities
    Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

+++ Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset periodically by the indentures. The interest rates shown are the rates in effect on December 31, 2006.

  # Denotes a step bond (a zero-coupon bond that converts to a fixed interest rate at a designed date).

See notes to financial statements

Portfolio Manager's Letter
INTERNATIONAL FUND

Dear Investor:

This is the annual report for the First Investors Life International Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 27.8%, including dividends of 15.4 cents per share and capital gains of 63.7 cents per share.

The Fund modified its objective and portfolio in late-June. The Fund now seeks long-term capital growth by investing in a portfolio of 40 to 60 equity securities of companies that are located outside of the U.S. We are pleased to report that this shift proved beneficial as international equity markets generally outperformed the U.S. equity market.

While the Fund lagged the MSCI-EAFE Index during the first half of 2006, it outperformed for the entire year. The Fund's outperformance relative to the MSCI-EAFE Index was largely driven by its overweight positions in emerging markets and the consumer staples sector during the second half of the year. The Fund looks for attractive investment opportunities in all foreign markets, including developed and emerging markets. At the end of the year, the Fund held 20.7% of its assets in emerging markets. This helped the Fund's relative performance, as emerging markets outperformed developed markets. The Fund's overweight position in consumer staples also helped its relative performance, as this sector performed well, while the global economy cooled. The financials sector also performed very well, although the Fund was slightly underweight relative to the benchmark.

The top three performing stocks in the Fund were Anglo Irish Bank, HDFC Bank and Grupo Modelo, a Mexican brewing company. Among the Fund's worst performers were Roche Holdings, in the health care sector; Kuehne & Nagel, a transport service in the industrial sector; and Daito Trust, a consumer discretionary holding.

While its greatest allocation is to large-cap stocks, the Fund invests in companies of any size. At the end of the year, the Fund held 62.5% of its assets in large caps, 29.7% in mid caps and 4.4% in small caps, based on Lipper's market-cap ranges.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ RAJIV JAIN

Rajiv Jain
Portfolio Manager*

January 31, 2007

* Mr. Jain became the Fund's Portfolio Manager on June 27, 2006.

Fund Expenses
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,182.78         $5.23
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.14         $4.84
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United Kingdom                                       24.3%
Switzerland                                          12.2%
Spain                                                11.1%
India                                                 8.0%
Australia                                             7.5%
Ireland                                               6.5%
Japan                                                 5.7%
Mexico                                                4.9%
South Korea                                           3.5%
Belguim                                               3.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
INTERNATIONAL FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series International Fund, the Morgan Stanley Capital International ("MSCI") All Country World Free Index and the Morgan Stanley Capital International ("MSCI") EAFE Index (Net).+

First Investors International Fund
Graph Plot Points
for the periods Ended 12/31/06

                                           MSCI
                                    All Country             MSCI
                 International       World Free             EAFE
                          Fund            Index            Index
Dec-96                  10,000           10,000           10,000
Dec-97                  10,909           11,500           10,178
Dec-98                  12,892           14,027           12,214
Dec-99                  16,948           17,788           15,506
Dec-00                  14,971           15,309           13,309
Dec-01                  12,756           12,873           10,456
Dec-02                  10,406           10,430            8,789
Dec-03                  13,790           14,042           12,181
Dec-04                  15,800           16,253           14,647
Dec-05                  17,257           18,101           16,631
Dec-06                  22,052           21,998           21,011

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                   27.79%
Five Years                 11.57%
Ten Years                   8.23%

  The graph compares a $10,000 investment in the First Investors Life Series International Fund beginning 12/31/96 with theoretical investments in the MSCI All Country World Free Index and the MSCI EAFE Index (Net) (the "Indices"). The MSCI All Country World Free Index represents both the developed and the emerging markets. The Index includes 48 markets of which 25 are emerging markets. The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U. S. and Canada. The index is calculated on a total-return basis with net dividends rein-vested. The Indices are unmanaged and it is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/06.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures and the MSCI EAFE Index (Net) figures are from Morgan Stanley & Company, Inc. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the MSCI EAFE Index (Net) this year because it is more suitable to the Fund's current investment strategies and risks. After this year we will not show a comparison to the MSCI All Country World Free Index.


Portfolio of Investments
INTERNATIONAL FUND
December 31, 2006

----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--92.1%
               United Kingdom--23.5%
     53,707    Barratt Developments PLC                                                  $1,298,134         $100
    222,107    British American Tobacco PLC                                               6,211,780          480
    188,297    Diageo PLC                                                                 3,694,446          286
    103,567    Imperial Tobacco Group PLC                                                 4,074,169          315
     95,400    Northern Rock PLC                                                          2,199,456          170
     58,448    Reckitt Benckiser PLC                                                      2,669,882          206
     83,235    Royal Bank of Scotland Group PLC                                           3,246,646          251
    887,982    Tesco PLC                                                                  7,029,821          543
----------------------------------------------------------------------------------------------------------------
                                                                                         30,424,334        2,351
----------------------------------------------------------------------------------------------------------------
               Switzerland--11.4%
     44,479    Kuehne & Nagel International AG--Registered                                3,230,166          250
        277    Lindt & Spruengli AG                                                         682,572           53
      8,575    Nestle SA--Registered                                                      3,041,677          235
     43,500    Novartis AG (ADR)                                                          2,498,640          193
     27,060    Roche Holding AG--Genusscheine                                             4,843,622          374
      8,484    UBS AG--Registered                                                           514,656           40
----------------------------------------------------------------------------------------------------------------
                                                                                         14,811,333        1,145
----------------------------------------------------------------------------------------------------------------
               Spain--10.8%
    260,029    Banco Bilbao Vizcaya Argentaria SA                                         6,254,274          483
    154,592    Enagas                                                                     3,591,892          278
     94,961    Red Electrica de Espana                                                    4,068,415          314
----------------------------------------------------------------------------------------------------------------
                                                                                         13,914,581        1,075
----------------------------------------------------------------------------------------------------------------
               Australia--7.3%
    174,628    Aristocrat Leisure, Ltd.                                                   2,188,511          169
     77,497    Australia & New Zealand Banking Group, Ltd.                                1,723,160          133
      8,000    Macquarie Bank, Ltd.                                                         497,702           38
    146,389    Westfield Group                                                            2,421,913          187
    135,900    Woolworths, Ltd.                                                           2,560,089          198
----------------------------------------------------------------------------------------------------------------
                                                                                          9,391,375          725
----------------------------------------------------------------------------------------------------------------
               Ireland--6.3%
     56,333    Allied Irish Bank PLC                                                      1,671,382          129
    310,198    Anglo Irish Bank Corporation PLC                                           6,426,071          497
----------------------------------------------------------------------------------------------------------------
                                                                                          8,097,453          626
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INTERNATIONAL FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
Shares         Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Japan--5.5%
     33,900    Daito Trust Construction Company, Ltd.                                    $1,553,388         $120
     71,300    Millea Holdings, Inc.                                                      2,513,197          194
     45,600    Toyota Motor Corporation                                                   3,046,251          235
----------------------------------------------------------------------------------------------------------------
                                                                                          7,112,836          549
----------------------------------------------------------------------------------------------------------------
               Mexico--4.7%
     48,400    America Movil SA de CV (ADR) -- Series "L"                                 2,188,648          169
     71,700  * America Telecom SA de CV -- Series "A1"                                      652,306           50
    596,200    Grupo Modelo SA de CV -- Series "C"                                        3,292,979          255
----------------------------------------------------------------------------------------------------------------
                                                                                          6,133,933          474
----------------------------------------------------------------------------------------------------------------
               India--3.5%
     59,600    HDFC Bank, Ltd. (ADR)                                                      4,498,608          348
----------------------------------------------------------------------------------------------------------------
               South Korea--3.4%
     64,900    Kangwon Land, Inc.                                                         1,409,656          109
     21,905    KT&G Corporation                                                           1,330,788          103
     35,464    S1 Corporation                                                             1,653,080          128
----------------------------------------------------------------------------------------------------------------
                                                                                          4,393,524          340
----------------------------------------------------------------------------------------------------------------
               Belgium--3.2%
      8,822    Colruyt NV                                                                 1,882,244          145
     34,180    InBev NV                                                                   2,250,873          174
----------------------------------------------------------------------------------------------------------------
                                                                                          4,133,117          319
----------------------------------------------------------------------------------------------------------------
               Brazil--2.9%
     56,100    Banco Itau Holding Financeira SA (ADR)                                     2,021,844          156
     96,300    Souza Cruz SA                                                              1,716,260          133
----------------------------------------------------------------------------------------------------------------
                                                                                          3,738,104          289
----------------------------------------------------------------------------------------------------------------
               France--2.6%
     45,182    M6 Metropole Television                                                    1,612,217          125
     24,949    Total SA                                                                   1,797,933          139
----------------------------------------------------------------------------------------------------------------
                                                                                          3,410,150          264
----------------------------------------------------------------------------------------------------------------
               South Africa--2.1%
    110,221    Remgro, Ltd.                                                               2,782,745          215
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
  Shares or                                                                                             For Each
   Warrants                                                                                           $10,000 of
 or Options    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Netherlands--2.0%
     59,843    TNT NV                                                                    $2,570,957         $199
----------------------------------------------------------------------------------------------------------------
               Norway--1.5%
     34,500    Orkla ASA                                                                  1,955,961          151
----------------------------------------------------------------------------------------------------------------
               Taiwan--1.4%
    163,700    Taiwan Semiconductor Manufacturing
                 Company, Ltd. (ADR)                                                      1,789,241          138
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $96,037,426)                                         119,158,252        9,208
----------------------------------------------------------------------------------------------------------------
               WARRANTS--4.2%
               India
     28,595  * Bharat Heavy Electricals Warrants (expiring 7/20/10) +                     1,485,539          115
    160,400  * Bharti Televentures Warrants (expiring 5/31/10) +                          2,282,973          176
     45,500  * Housing Development Finance Corp.
                 (expiring 5/25/09) +                                                     1,670,078          129
----------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $4,785,459)                                                 5,438,590          420
----------------------------------------------------------------------------------------------------------------
               OPTIONS--.4%
               Switzerland
        107  * Novartis AG--Registered
                 (strike price 50, expiring 12/18/09)                                       190,736           15
         52  * Roche Holding AG--Genusscheine
                 (strike price 160, expiring 12/18/09)                                      286,390           22
----------------------------------------------------------------------------------------------------------------
Total Value of Options (cost $476,452)                                                      477,126           37
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $101,299,337)                              96.7%       125,073,968        9,665
Other Assets, Less Liabilities                                               3.3          4,332,771          335
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%      $129,406,739      $10,000
================================================================================================================


* Non-income producing

+ Securities valued at Fair Value (see Note 1A)

  Summary of Abbreviations:

  ADR American Depositary Receipts

See notes to financial statements


Portfolio of Investments (continued)
INTERNATIONAL FUND
December 31, 2006

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------
                                                                                      Percentage
Sector                                                                             of Net Assets           Value
----------------------------------------------------------------------------------------------------------------
Banks                                                                                       23.0%    $29,711,519
Food, Beverage & Tobacco                                                                    20.3      26,295,544
Food & Staples Retailing                                                                     8.9      11,472,154
Utilities                                                                                    7.1       9,145,846
Pharmaceuticals, Biotechnology & Life Sciences                                               6.0       7,819,388
Transportation                                                                               4.5       5,801,123
Media                                                                                        3.0       3,895,190
Diversified Financials.                                                                      2.9       3,795,103
Consumer Services.                                                                           2.8       3,598,167
Automobiles & Components                                                                     2.3       3,046,251
Consumer Durables & Apparel                                                                  2.2       2,851,522
Telecommunication Services                                                                   2.2       2,840,954
Household & Personal Products                                                                2.1       2,669,882
Insurance                                                                                    1.9       2,513,197
Real Estate                                                                                  1.9       2,421,913
Capital Goods                                                                                1.5       1,955,961
Energy                                                                                       1.4       1,797,933
Semiconductors & Semiconductor Equipment                                                     1.4       1,789,241
Commercial Services & Supply                                                                 1.3       1,653,080
----------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                  96.7     125,073,968
Other Assets, Less Liabilities                                                               3.3       4,332,771
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%   $129,406,739
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Portfolio Manager's Letter
INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Life Investment Grade Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 4.0%, including dividends of 62.1 cents per share.

The most important drivers of the Fund's performance during the year were an increase in Treasury yields, and a tightening of credit spreads between corporate and government bonds.

The Federal Reserve (the "Fed") raised the federal funds target interest rate 100 basis points during the year to 5.25% . The Treasury market witnessed a more moderate increase in rates as the two-year note yield rose ..41% to 4.81%, and the 30-year note yield rose .27% to 4.81% . This modest increase masked the volatility in rates that occurred from the beginning of the year through June, when the two-year note yield climbed as high as 5.27%.

The Fund anticipated that longer-term interest rates would rise in response to the Fed's continued tightening of short-term rates and lead to market depreciation of longer-term securities. The Fund held a greater percentage of cash and fewer long duration bonds than the benchmark. While this strategy helped early in the year, the strong rally in the third quarter in long dated securities hurt performance.

Since becoming the Fund's portfolio manager in April, I have made some changes that have benefited the Fund. Specifically, I increased both the mortgage-backed and high yield exposure in lieu of holding cash. Both of these changes benefited the Fund. Additionally, the Fund now has a greater percentage of bonds in the long part of the curve than it did in the spring. Long duration assets, as noted above, have outperformed shorter dated assets during the past nine months.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MARTIN F. FETHERSTON

Martin F. Fetherston, CFA
Portfolio Manager*

January 31, 2007

* Mr. Fetherston became the Fund's Portfolio Manager on April 3, 2006.

Fund Expenses
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,049.90         $3.88
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.15         $3.82
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           22.6%
Mortgage-Backed Securities                           11.2%
Industrials                                          10.3%
Consumer Discretionary                               10.2%
Materials                                             7.0%
Consumer Staples                                      6.6%
Utilities                                             6.5%
U.S. Government Agency Obligations                    6.2%
Telecommunication Services                            4.4%
Health Care                                           3.7%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Investment Grade Fund and the Merrill Lynch U.S. Corporate Master Index.

First Investors Investment Grade Fund
Graph Plot Points
for the periods Ended 12/31/06

                      Investment     Merrill Lynch
                           Grade    U.S. Corporate
                            Fund             Index
Dec-96                   $10,000           $10,000
Dec-97                    10,981            11,039
Dec-98                    11,986            12,001
Dec-99                    11,682            11,775
Dec-00                    12,794            12,850
Dec-01                    13,799            14,226
Dec-02                    14,883            15,672
Dec-03                    16,164            16,975
Dec-04                    16,817            17,894
Dec-05                    17,037            18,247
Dec-06                    17,717            19,045

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                    3.99%
Five Years                  5.13%
Ten Years                   5.89%

  The graph compares a $10,000 investment in the First Investors Life Series Investment Grade Fund beginning 12/31/96 with a theoretical investment in the Merrill Lynch U.S. Corporate Master Index (the "Index"). The Index includes publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.- registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $250 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/06. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.84%, 4.97% and 5.71%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch U.S. Corporate Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
INVESTMENT GRADE FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--75.0%
               Aerospace/Defense--2.2%
      $300M    Boeing Co., 7.25%, 2025                                                     $357,435          $96
               Honeywell International, Inc.:
       100M      7.5%, 2010                                                                 106,704           29
       125M      6.125%, 2011                                                               129,625           35
       100M    Precision Castparts Corp., 5.6%, 2013                                         99,123           27
       100M    TRW, Inc., 7.125%, 2009                                                      103,022           28
----------------------------------------------------------------------------------------------------------------
                                                                                            795,909          215
----------------------------------------------------------------------------------------------------------------
               Automotive--.8%
       300M    Daimler Chrysler NA Holdings Corp., 5.75%, 2009                              300,592           81
----------------------------------------------------------------------------------------------------------------
               Chemicals--3.7%
       300M    Air Products & Chemicals, Inc., 4.125%, 2010                                 287,946           78
       300M    Cabot Corp., 5.25%, 2013 +                                                   291,903           79
       500M    DuPont (E.I.) de Nemours & Co., 5.6%, 2036                                   481,390          130
       300M    Praxair, Inc., 5.375%, 2016                                                  299,297           81
----------------------------------------------------------------------------------------------------------------
                                                                                          1,360,536          368
----------------------------------------------------------------------------------------------------------------
               Consumer Durables--.9%
       350M    Black & Decker Corp., 5.75%, 2016                                            347,765           94
----------------------------------------------------------------------------------------------------------------
               Consumer Non-Durables--2.0%
       100M    Avon Products, Inc., 4.2%, 2018                                               87,563           24
       200M    Colgate-Palmolive Co., 5.98%, 2012                                           207,091           56
       300M    Newell Rubbermaid, Inc., 6.75%, 2012                                         315,466           85
       150M    Procter & Gamble Co., 4.85%, 2015                                            144,980           39
----------------------------------------------------------------------------------------------------------------
                                                                                            755,100          204
----------------------------------------------------------------------------------------------------------------
               Energy--2.9%
       150M    Kinder Morgan Finance Co., 5.35%, 2011                                       146,427           40
       300M    Nexen, Inc., 5.05%, 2013                                                     289,958           78
       300M    ONEOK, Inc., 5.51%, 2008                                                     299,867           81
       325M    Phillips Petroleum Co., 7.125%, 2028                                         334,651           90
----------------------------------------------------------------------------------------------------------------
                                                                                          1,070,903          289
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Financial--8.4%
      $125M    American General Finance Corp., 8.125%, 2009                                $133,696          $36
       100M    Caterpillar Financial Services Corp., 4.6%, 2014                              95,129           26
       300M    CIT Group, Inc., 7.75%, 2012                                                 331,111           89
               ERAC USA Finance Enterprise Co.:
       100M      7.35%, 2008 +                                                              102,538           28
       355M      8%, 2011 +                                                                 387,467          105
       252M    Ford Motor Credit Co., 9.75%, 2010 +                                         268,288           72
               General Electric Capital Corp.:
       144M      8.5%, 2008                                                                 150,563           41
       400M      5.45%, 2013                                                                404,341          109
       375M    General Motors Acceptance Corp., 7.75%, 2010                                 392,764          106
       300M    Goldman Sachs Group, Inc., 6.45%, 2036                                       313,172           84
       200M    Household Finance Corp., 6.5%, 2008                                          204,537           55
       300M    Lehman Brothers Holdings, Inc., 5.75%, 2011                                  306,178           83
----------------------------------------------------------------------------------------------------------------
                                                                                          3,089,784          834
----------------------------------------------------------------------------------------------------------------
               Financial Services--11.7%
       300M    Bank of America Corp., 7.4%, 2011                                            323,409           87
       300M    Citigroup, Inc., 6%, 2033                                                    308,290           83
       250M    First Union National Bank, 7.8%, 2010                                        269,125           73
       300M    Fleet Capital Trust II, 7.92%, 2026                                          312,044           84
        90M    Gatx Financial Corp., 5.5%, 2012                                              89,515           24
       300M    Hibernia Corp., 5.35%, 2014                                                  295,079           80
       360M    Independence Community Bank Corp., 4.9%, 2010                                351,867           95
       300M    JPMorgan Chase & Co., 5.25%, 2015                                            295,511           80
       375M    MetLife, Inc., 6.4%, 2036                                                    377,983          102
       100M    National City Bank of Pennsylvania, 7.25%, 2011                              108,094           29
       350M    Nationsbank Corp., 7.8%, 2016                                                409,200          111
       384M    Republic NY Corp., 7.75%, 2009                                               406,140          110
       400M    Royal Bank of Scotland Group PLC, 5%, 2014                                   388,777          105
       400M    Washington Mutual, Inc., 5.95%, 2013                                         407,118          110
----------------------------------------------------------------------------------------------------------------
                                                                                          4,342,152        1,173
----------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--3.8%
       440M    Altria Group, Inc., 7%, 2013                                                 478,720          129
       190M    Bottling Group, LLC , 5%, 2013                                               185,968           50
       350M    Bunge Limited Finance Corp., 5.875%, 2013                                    348,116           94
       150M    ConAgra Foods, Inc., 6.75%, 2011                                             158,128           43
       200M    Pepsi Bottling Group, Inc., 7%, 2029                                         229,291           62
----------------------------------------------------------------------------------------------------------------
                                                                                          1,400,223          378
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Food/Drug--1.7%
      $200M    Delhaize America, Inc., 8.125%, 2011                                        $216,751          $58
               Safeway, Inc.:
       200M      7%, 2007                                                                   202,277           55
       200M      6.5%, 2011                                                                 207,100           56
----------------------------------------------------------------------------------------------------------------
                                                                                            626,128          169
----------------------------------------------------------------------------------------------------------------
               Forest Products/Containers--.7%
       275M    Sappi Papier Holding AG, 6.75%, 2012 +                                       274,577           74
----------------------------------------------------------------------------------------------------------------
               Gaming/Leisure--2.8%
       175M    Hilton Hotels Corp., 7.2%, 2009                                              183,312           49
       300M    International Speedway Corp., 4.2%, 2009                                     291,442           79
       250M    MGM Mirage, Inc., 8.5%, 2010                                                 268,750           73
       300M    Starwood Hotels and Resorts Worldwide, Inc.,
                 7.375%, 2007                                                               301,250           81
----------------------------------------------------------------------------------------------------------------
                                                                                          1,044,754          282
----------------------------------------------------------------------------------------------------------------
               Health Care--3.7%
       300M    Abbott Laboratories, 5.875%, 2016                                            309,564           84
       100M    Baxter International, Inc., 5.9%, 2016                                       102,917           28
       200M    Becton, Dickinson & Co., 7.15%, 2009                                         209,543           57
       350M    Fisher Scientific International, Inc., 6.75%, 2014                           357,278           96
       200M    Tenet Healthcare Corp., 6.375%, 2011                                         184,000           50
       200M    Wyeth, 6.95%, 2011                                                           212,600           57
----------------------------------------------------------------------------------------------------------------
                                                                                          1,375,902          372
----------------------------------------------------------------------------------------------------------------
               Information Technology--2.0%
       405M    International Business Machines Corp., 7%, 2025                              461,947          125
       300M    Oracle Corp., 5.25%, 2016                                                    294,190           79
----------------------------------------------------------------------------------------------------------------
                                                                                            756,137          204
----------------------------------------------------------------------------------------------------------------
               Manufacturing--3.3%
       300M    Caterpillar, Inc., 6.05%, 2036                                               309,878           84
       200M    Crane Co., 6.55%, 2036                                                       197,530           53
       123M    Hanson Australia Funding, Ltd., 5.25%, 2013                                  120,116           32
       100M    Hanson PLC, 7.875%, 2010                                                     107,685           29
       125M    Ingersoll-Rand Co., 9%, 2021                                                 159,929           43
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Manufacturing (continued)
               United Technologies Corp.:
      $100M      6.5%, 2009                                                                $103,021          $28
       200M      7.125%, 2010                                                               213,138           58
----------------------------------------------------------------------------------------------------------------
                                                                                          1,211,297          327
----------------------------------------------------------------------------------------------------------------
               Media--Broadcasting--2.3%
       250M    Comcast Cable Communications, Inc., 7.125%, 2013                             269,774           73
       300M    Cox Communications, Inc., 4.625%, 2013                                       282,667           76
       300M    PanAmSat Corp., 6.375%, 2008                                                 301,500           82
----------------------------------------------------------------------------------------------------------------
                                                                                            853,941          231
----------------------------------------------------------------------------------------------------------------
               Media--Diversified--2.2%
       225M    AOL Time Warner, Inc., 6.875%, 2012                                          238,033           64
       200M    News America, Inc., 5.3%, 2014                                               196,926           53
        75M    Viacom, Inc., 8.875%, 2014                                                    86,046           23
       300M    Walt Disney Co., 5.7%, 2011                                                  305,556           83
----------------------------------------------------------------------------------------------------------------
                                                                                            826,561          223
----------------------------------------------------------------------------------------------------------------
               Metals/Mining--2.1%
       200M    Alcoa, Inc., 6%, 2012                                                        205,450           56
       300M    Thiokol Corp., 6.625%, 2008                                                  302,902           82
       250M    Vale Overseas, Ltd., 6.25%, 2017                                             252,387           68
----------------------------------------------------------------------------------------------------------------
                                                                                            760,739          206
----------------------------------------------------------------------------------------------------------------
               Real Estate Investment Trusts--2.9%
       142M    Archstone-Smith Trust, 7.9%, 2016                                            157,047           42
       270M    AvalonBay Communities, Inc., 7.5%, 2010                                      290,701           79
       185M    Duke Weeks Realty Corp., 7.75%, 2009                                         195,944           53
       400M    Mack-Cali Realty LP, 7.75%, 2011                                             431,344          116
----------------------------------------------------------------------------------------------------------------
                                                                                          1,075,036          290
----------------------------------------------------------------------------------------------------------------
               Retail--General Merchandise--.3%
       100M    Lowe's Cos., Inc., 8.25%, 2010                                               109,364           30
----------------------------------------------------------------------------------------------------------------
               Telecommunications--4.4%
       300M    Deutsche Telekom AG, 8%, 2010                                                325,095           88
       250M    GTE Corp., 6.84%, 2018                                                       266,303           72
       300M    SBC Communications, Inc., 6.25%, 2011                                        310,007           83
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Telecommunications (continued)
      $250M    Sprint Capital Corp., 6.375%, 2009                                          $255,142          $69
       200M    Verizon New York, Inc., 6.875%, 2012                                         207,570           56
       250M    Vodafone AirTouch PLC, 7.75%, 2010                                           266,605           72
----------------------------------------------------------------------------------------------------------------
                                                                                          1,630,722          440
----------------------------------------------------------------------------------------------------------------
               Transportation--3.1%
       300M    Burlington Northern Santa Fe Corp., 4.3%, 2013                               282,519           76
       300M    Canadian National Railway Co., 6.25%, 2034                                   321,475           87
       100M    FedEx Corp., 5.5%, 2009                                                      100,440           27
       100M    Norfolk Southern Corp., 7.7%, 2017                                           116,515           32
       300M    Union Pacific Corp., 7.375%, 2009                                            316,006           85
----------------------------------------------------------------------------------------------------------------
                                                                                          1,136,955          307
----------------------------------------------------------------------------------------------------------------
               Utilities--6.6%
       150M    Carolina Power & Light, Inc., 5.15%, 2015                                    146,711           40
       265M    Consumers Energy Co., 6.375%, 2008                                           267,234           72
       250M    Dominion Resources, Inc., 5%, 2013                                           243,710           66
       400M    Entergy Gulf States, Inc., 5.25%, 2015                                       379,385          103
       250M    Florida Power & Light Co., 5.85%, 2033                                       254,363           69
       300M    Georgia Power Co., 5.8%, 2035                                                286,359           77
        75M    Jersey Central Power & Light, 5.625%, 2016                                    74,789           20
       100M    OGE Energy Corp., 5%, 2014                                                    95,772           26
       250M    PP&L Capital Funding, Inc., 8.375%, 2007                                     253,150           68
       305M    Public Service Electric & Gas Co., 6.75%, 2016                               331,234           89
       100M    South Carolina Electric & Gas Co., 6.7%, 2011                                105,328           28
----------------------------------------------------------------------------------------------------------------
                                                                                          2,438,035          658
----------------------------------------------------------------------------------------------------------------
               Waste Management--.5%
       100M    Allied Waste NA, Inc., 5.75%, 2011                                            97,250           26
       100M    Waste Management, Inc., 6.875%, 2009                                         103,431           28
----------------------------------------------------------------------------------------------------------------
                                                                                            200,681           54
----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $27,595,604)                                        27,783,793        7,503
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED CERTIFICATES--11.3%
               Fannie Mae--9.3%
    $1,000M    5.5%, 1/1/2037                                                              $988,542         $267
       880M    6%, 1/1/2036                                                                 888,017          240
       802M    6.5%, 5/1/2036                                                               817,388          221
       736M    6.5%, 6/1/2036                                                               750,043          202
----------------------------------------------------------------------------------------------------------------
                                                                                          3,443,990          930
----------------------------------------------------------------------------------------------------------------
               Freddie Mac--2.0%
       735M    6%, 2/1/2036                                                                 740,216          200
----------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $4,171,887)                             4,184,206        1,130
----------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--6.2%
               Fannie Mae:
       400M      6%, 2016                                                                   400,072          108
       300M      5%, 2017                                                                   289,950           78
               Federal Home Loan Bank:
       300M      4.91%, 2012                                                                292,939           79
       600M      5.5%, 2036                                                                 628,400          170
       700M    Freddie Mac, 5.2%, 2019                                                      682,061          184
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,260,175)                       2,293,422          619
----------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--3.6%
       282M    FDA Queens LP, 6.99%, 2017 +                                                 303,911           82
       375M    U.S. Treasury Bonds, 4.5%, 2036                                              356,719           96
               U.S. Treasury Notes:
       340M      4.875%, 2016                                                               344,170           93
       300M      5.125%, 2016                                                               309,106           84
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,307,581)                              1,313,906          355
----------------------------------------------------------------------------------------------------------------
               PASS THROUGH CERTIFICATES--1.7%
               Transportation
        61M    American Airlines, Inc., 7.377%, 2019                                         59,785           16
       345M    Continental Airlines, Inc., 8.388%, 2020                                     359,282           97
       206M    FedEx Corp., 7.5%, 2018                                                      228,181           62
----------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $633,112)                                    647,248          175
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INVESTMENT GRADE FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--3.0%
      $500M    Chevron Funding Corp., 5.22%, 1/11/07                                       $499,129         $135
       100M    General Electric Capital Corp., 5.24%, 1/25/07                                99,621           27
       500M    Toyota Motor Credit Corp., 5.26%, 1/11/07                                    499,123          134
----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $1,097,873)                               1,097,873          296
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $37,066,232)                               100.8%       37,320,448       10,078
Excess of Liabilities Over Other Assets                                       (.8)         (289,459)         (78)
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $37,030,989      $10,000
================================================================================================================


+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

See notes to financial statements

Portfolio Manager's Letter
TARGET MATURITY 2007 FUND
TARGET MATURITY 2010 FUND
TARGET MATURITY 2015 FUND

Dear Investor:

This is the annual report for the First Investors Life Target Maturity 2007 Fund, the First Investors Life Target Maturity 2010 Fund and the First Investors Life Target Maturity 2015 Fund for the year ended December 31, 2006. During the year, the Funds' returns on a net asset value basis were 3.3% for Life Target Maturity 2007, 2.0% for Life Target Maturity 2010 and 1.9% for Life Target Maturity 2015, including dividends of 73.7 cents, 72.4 cents, and 52.4 cents per share, respectively. Life Target Maturity 2007 distributed capital gains of 8.6 cents per share, and Life Target Maturity 2010 distributed capital gains of 12.4 cents per share.

The Funds' investment objective is to seek a predictable compounded return for the investors who hold the Funds until maturity. In order to meet this objective, the Funds are fully invested in high-quality zero coupon bonds. These bonds are very sensitive to changes in interest rates. The primary factor affecting the performance of the Funds was the rise in interest rates during the year.

During the year, benchmark U.S. Treasury interest rates rose 30 to 40 basis points, depending on maturity. Higher interest rates caused the price of bonds to fall. Reflecting the lower interest rate sensitivity of shorter-term bonds, the Target Maturity 2007 Fund had the highest return while the Target Maturity 2015 Fund had the lowest return.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Portfolio Manager
and Director of Fixed Income
First Investors Management Company, Inc.

January 31, 2007

Fund Expenses
TARGET MATURITY 2007 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,023.72         $3.77
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.20         $3.77
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations       68.5%
U.S. Government Zero-Coupon Obligations              31.5%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
TARGET MATURITY 2007 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Target Maturity 2007 Fund and the Citigroup Treasury/Government Sponsored Index.

First Investors Target Maturity 2007 Fund
Graph Plot Points
for the periods Ended 12/31/06

                                    Target
                                  Maturity    Citigroup Treasury/
                                      2007        Govt. Sponsored
                                      Fund                  Index
Dec-96                             $10,000                $10,000
Dec-97                              11,338                 10,965
Dec-98                              13,036                 12,045
Dec-99                              11,812                 11,776
Dec-00                              13,754                 13,325
Dec-01                              14,821                 14,290
Dec-02                              17,057                 15,942
Dec-03                              17,381                 16,337
Dec-04                              17,576                 16,910
Dec-05                              17,690                 17,367
Dec-06                              18,272                 17,963

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                    3.29%
Five Years                  4.28%
Ten Years                   6.21%

  The graph compares a $10,000 investment in the First Investors Life Series Target Maturity 2007 Fund beginning 12/31/96 with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The average Annual Total Return figures are for the periods ended 12/31/06. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 3.14%, 4.12% and 6.04%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
TARGET MATURITY 2007 FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                Effective                  $10,000 of
     Amount    Security                                                        Yield+         Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               U .S. GOVERNMENT AGENCY ZERO
               COUPON OBLIGATIONS--68.5%
               Agency For International Development--Israel:
      $913M      8/15/2007                                                      5.06%      $884,781         $508
       750M      11/15/2007                                                     5.12        717,463          412
     3,304M    Government Trust Certificate--
                 Israel Trust, 11/15/2007                                       5.15      3,159,906        1,816
       586M    International Bank for Reconstruction
                 & Development, 8/15/2007                                       5.39        566,753          326
     4,516M    Resolution Funding Corporation,
                 10/15/2007                                                     4.95      4,343,891        2,496
     2,350M    Tennessee Valley Authority, 11/1/2007                            5.25      2,250,054        1,293
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $11,762,927)                                                           11,922,848        6,851
----------------------------------------------------------------------------------------------------------------
               U .S. GOVERNMENT ZERO COUPON
               OBLIGATIONS--31.4%
     5,710M    U.S. Treasury Strips, 11/15/2007
                 (cost $5,382,322)                                              4.94      5,470,660        3,143
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $17,145,249)                            99.9%           17,393,508        9,994
Other Assets, Less Liabilities                                             .1                10,586            6
----------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%          $17,404,094      $10,000
==================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at December 31, 2006.

See notes to financial statements

Fund Expenses
TARGET MATURITY 2010 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,036.14         $3.85
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.15         $3.82
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations       62.2%
U.S. Government Zero-Coupon Obligations              37.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
TARGET MATURITY 2010 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Target Maturity 2010 Fund and the Citigroup Treasury/ Government Sponsored Index.

First Investors Target Maturity 2010 Fund
Graph Plot Points
for the periods Ended 12/31/06

                                    Target
                                  Maturity    Citigroup Treasury/
                                      2010        Govt. Sponsored
                                      Fund                  Index
Dec-96                             $10,000                $10,000
Dec-97                              11,586                 10,965
Dec-98                              13,250                 12,045
Dec-99                              11,696                 11,776
Dec-00                              14,159                 13,325
Dec-01                              14,889                 14,290
Dec-02                              17,700                 15,942
Dec-03                              18,203                 16,337
Dec-04                              18,923                 16,910
Dec-05                              19,200                 17,367
Dec-06                              19,587                 17,963

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                    2.02%
Five Years                  5.64%
Ten Years                   6.95%

  The graph compares a $10,000 investment in the First Investors Life Series Target Maturity 2010 Fund beginning 12/31/96 with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/06. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Ten Years would have been 1.86%, 5.48% and 6.78% respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
TARGET MATURITY 2010 FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                Effective                  $10,000 of
     Amount    Security                                                        Yield+         Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               U .S. GOVERNMENT AGENCY ZERO
               COUPON OBLIGATIONS--61.8%
               Agency For International Development--Israel:
    $1,303M      8/15/2010                                                      4.82%    $1,096,318         $775
       495M      9/15/2010                                                      4.82        414,827          293
               Fannie Mae:
     1,260M      8/7/2010                                                       4.93      1,056,998          747
       700M      10/8/2010                                                      4.94        582,268          412
       600M      11/15/2010                                                     4.93        496,792          351
     1,100M    Freddie Mac, 9/15/2010                                           4.92        918,541          650
       200M    Government Trust Certificate--
                 Israel Trust, 11/15/2010                                       4.87        165,954          117
     1,990M    Government Trust Certificate--
                 Turkey Trust, 11/15/2010                                       4.87      1,651,246        1,167
     1,600M    Resolution Funding Corporation,
                 1/15/2011                                                      4.66      1,328,062          939
     1,250M    Tennessee Valley Authority, 11/1/2010                            5.00      1,034,196          731
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $8,197,991)                                                             8,745,202        6,182
----------------------------------------------------------------------------------------------------------------
               U .S. GOVERNMENT ZERO COUPON
               OBLIGATIONS--37.5%
     6,335M    U.S. Treasury Strips, 11/15/2010
               (cost $4,931,949)                                                4.63      5,304,055        3,750
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $13,129,940)                            99.3%           14,049,257        9,932
Other Assets, Less Liabilities                                             .7                96,263           68
----------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%          $14,145,520      $10,000
================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at December 31, 2006.

See notes to financial statements

Fund Expenses
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,063.72         $3.59
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.45         $3.52
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations       52.3%
U.S. Government Zero-Coupon Obligations              47.7%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
TARGET MATURITY 2015 FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Target Maturity 2015 Fund and the Citigroup Treasury/Government Sponsored Index.

First Investors Target Maturity 2015 Fund
Graph Plot Points
for the periods Ended 12/31/06

                                    Target
                                  Maturity    Citigroup Treasury/
                                      2015        Govt. Sponsored
                                      Fund                  Index
Nov-99                             $10,000                $10,000
Dec-99                               9,510                  9,928
Dec-00                              11,888                 11,234
Dec-01                              11,990                 12,047
Dec-02                              14,790                 13,439
Dec-03                              15,270                 13,773
Dec-04                              16,564                 14,256
Dec-05                              17,292                 14,641
Dec-06                              17,612                 15,143

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                    1.85%
Five Years                  7.99%
Since Inception (11/8/99)   8.24%


  The graph compares a $10,000 investment in the First Investors Life Series Target Maturity 2015 Fund beginning 11/8/99 (inception date) with a theoretical investment in the Citigroup Treasury/Government Sponsored Index (the "Index"). The Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. Every issue included in the Index is trader-priced, and the Index follows consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/06. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Returns for One Year, Five Years and Since Inception would have been 1.70%, 7.83% and 8.04%, respectively.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Treasury/Government Sponsored Index figures are from Citigroup and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
TARGET MATURITY 2015 FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                Effective                  $10,000 of
     Amount    Security                                                        Yield+         Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               U .S. GOVERNMENT AGENCY ZERO
               COUPON OBLIGATIONS--52.3%
               Agency For International Development--Israel:
      $698M      9/15/2015                                                      4.93%      $456,505         $191
       500M      11/1/2015                                                      4.95        324,541          136
     2,784M      11/15/2015                                                     4.96      1,802,888          756
       300M      3/15/2016                                                      4.97        190,948           80
               Fannie Mae:
       243M      8/12/2015                                                      5.03        158,405           66
       600M      9/23/2015                                                      5.10        386,577          162
     4,643M      11/15/2015                                                     5.06      2,980,263        1,250
       650M    Federal Judiciary Office Building,
                 2/15/2015                                                      4.92        437,990          184
               Freddie Mac:
       550M      3/15/2015                                                      5.01        366,366          154
     1,760M      9/15/2015                                                      5.03      1,142,174          479
       625M      1/15/2016                                                      5.05        397,968          167
       210M    Government Trust Certificate--
               Turkey Trust, 5/15/2015                                          5.01        138,729           58
       200M    International Bank for Reconstruction
               & Development, 2/15/2015                                         5.23        131,497           55
               Resolution Funding Corporation:
     3,177M      10/15/2015                                                     4.85      2,083,953          874
       320M      1/15/2016                                                      4.87        207,020           87
     2,000M    Tennessee Valley Authority, 11/1/2015                            5.16      1,274,812          535
----------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $11,972,073)                                                           12,480,636        5,234
----------------------------------------------------------------------------------------------------------------
               U .S. GOVERNMENT ZERO COUPON
               OBLIGATIONS--47.8%
    17,275M    U.S. Treasury Strips, 11/15/2015
                 (cost $10,900,164)                                             4.74     11,400,118        4,781
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $22,872,237)                          100.1%            23,880,754       10,015
Excess of Liabilities Over Other Assets                                  (.1)               (36,757)         (15)
----------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%           $23,843,997      $10,000
================================================================================================================


+ The effective yields shown for the zero coupon obligations are the effective yields at December 31, 2006.

See notes to financial statements

Portfolio Manager's Letter
VALUE FUND

Dear Investor:

This is the annual report for the First Investors Life Value Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 21.4%, including dividends of 25.7 cents per share.

The Fund uses a multi-cap approach. At the end of the year, the Fund had approximately 49% of its assets invested in large-cap stocks, 23% in mid caps and 20% in small caps with the remainder invested in cash equivalent securities.

The Fund had a very strong year, significantly outperforming the S&P 500 Index. The multi-cap strategy aided performance slightly, but stock selection was the main reason for its relative outperformance. The top individual contributors to performance were Marathon Oil, Brookfield Asset Management, Kerr-McGee and Walt Disney.

The Fund's holdings in information technology stocks had the biggest impact on the Fund's outperformance relative to the S&P 500 Index. Within the information technology area, our underweight in large-cap technology stocks helped performance. In addition, the Fund benefited from good performance by Hewlett-Packard, Microsoft and Planar Systems.

Holdings in the health care and consumer staples sectors were also significant factors in the Fund's strong relative performance. Abbott Laboratories, a pharmaceutical and medical products company, was a strong contributor. The Fund also benefited from its overall underweight position in the health care sector, and it avoided some of the worst performing stocks in the sector. Finally, in the consumer staples sector, the biggest contributors to outperformance were Diageo, a U.K.-based maker of alcoholic beverages such as Guinness beer and Johnnie Walker scotch, and Fomento Economico Mexicana, a Mexican beer maker and soft drink bottler.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

January 31, 2007

Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,128.89         $4.45
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.75         $4.23
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           25.7%
Consumer Discretionary                               18.0%
Consumer Staples                                     10.3%
Industrials                                           8.7%
Materials                                             7.5%
Energy                                                7.4%
Information Technology                                5.1%
Health Care                                           5.0%
Utilities                                             5.0%
Telecommunication Services                            4.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Value Fund and the Standard & Poor's 500 Index.

First Investors Value Fund
Graph Plot Points
for the periods Ended 12/31/06

                       Value         S&P 500
                        Fund           Index
Dec-96               $10,000         $10,000
Dec-97                12,507          13,336
Dec-98                14,080          17,147
Dec-99                16,532          20,755
Dec-00                16,435          18,867
Dec-01                13,100          16,623
Dec-02                10,271          12,950
Dec-03                13,104          16,663
Dec-04                15,251          18,476
Dec-05                16,179          19,384
Dec-06                19,647          22,444

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                   21.43%
Five Years                  8.44%
Ten Years                   6.99%

  The graph compares a $10,000 investment in the First Investors Life Series Value Fund beginning 12/31/96 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in this Index. For purposes of the graph and the accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended 12/31/06. During certain of the periods shown, some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Average Annual Total Return for Ten Years would have been 6.92%.

  The returns shown do not reflect any sales charges, since the Fund sells its shares solely to variable annuity and/or variable life insurance subaccounts at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity or life contract or policy. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
VALUE FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--95.7%
               Consumer Discretionary--18.0%
      3,900    Autoliv, Inc.                                                               $235,170          $25
     15,200    Bob Evans Farms, Inc.                                                        520,144           55
     11,100    Carnival Corporation                                                         544,455           58
      8,700    CBS Corporation -- Class "B"                                                 271,266           29
     23,500    Clear Channel Communications, Inc.                                           835,190           89
     41,700    Dollar General Corporation                                                   669,702           71
     25,900    Family Dollar Stores, Inc.                                                   759,647           80
      4,900    Gannett Company, Inc.                                                        296,254           31
     10,900    Genuine Parts Company                                                        516,987           55
     13,900    H&R Block, Inc.                                                              320,256           34
      4,625  * Hanesbrands, Inc.                                                            109,243           11
      6,500    Haverty Furniture Companies, Inc.                                             96,200           10
     18,300    Home Depot, Inc.                                                             734,928           78
      6,100    J.C. Penney Company, Inc.                                                    471,896           50
     13,100    Jones Apparel Group, Inc.                                                    437,933           46
     13,600    Kenneth Cole Productions, Inc. -- Class "A"                                  326,264           35
     22,100    Lee Enterprises, Inc.                                                        686,426           73
     26,600    Leggett & Platt, Inc.                                                        635,740           67
      6,900    Liz Claiborne, Inc.                                                          299,874           32
      7,200    Magna International, Inc. -- Class "A"                                       579,960           61
     24,800    McDonald's Corporation                                                     1,099,384          117
     25,700    Modine Manufacturing Company                                                 643,271           68
     22,300    New York Times Company -- Class "A"                                          543,228           58
     11,000    Newell Rubbermaid, Inc.                                                      318,450           34
     19,400    OSI Restaurant Partners, Inc.                                                760,480           81
     24,800    Pearson PLC (ADR)                                                            374,480           40
     26,900    Talbots, Inc.                                                                648,290           69
     13,500    Tiffany & Company                                                            529,740           56
     34,500    Time Warner, Inc.                                                            751,410           80
     19,200    Tribune Company                                                              590,976           63
     30,800    Walt Disney Company                                                        1,055,516          112
      7,880  * Wyndham Worldwide Corporation                                                252,318           27
----------------------------------------------------------------------------------------------------------------
                                                                                         16,915,078        1,795
----------------------------------------------------------------------------------------------------------------
               Consumer Staples--10.2%
     20,200    Anheuser-Busch Companies, Inc.                                               993,840          106
     18,600    Avon Products, Inc.                                                          614,544           65
     20,000    Coca-Cola Company                                                            965,000          102
     15,400    ConAgra Foods, Inc.                                                          415,800           44
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Consumer Staples (continued)
      8,295    Del Monte Foods Company                                                      $91,494          $10
     11,200    Diageo PLC (ADR)                                                             888,272           94
     10,800    Estee Lauder Companies, Inc. -- Class "A"                                    440,856           47
      3,200    Fomento Economico Mexicano SA de CV (ADR)                                    370,432           39
     13,900    H.J. Heinz Company                                                           625,639           66
     10,600    Kimberly-Clark Corporation                                                   720,270           76
     22,400    Kraft Foods, Inc. -- Class "A"                                               799,680           85
     13,600    Ruddick Corporation                                                          377,400           40
     37,000    Sara Lee Corporation                                                         630,110           67
     14,200    Tasty Baking Company                                                         127,658           14
     27,300    Topps Company, Inc.                                                          242,970           26
      9,000    UST, Inc.                                                                    523,800           56
     17,800    Wal-Mart Stores, Inc.                                                        822,004           87
----------------------------------------------------------------------------------------------------------------
                                                                                          9,649,769        1,024
----------------------------------------------------------------------------------------------------------------
               Energy--7.3%
     12,900    Anadarko Petroleum Corporation                                               561,408           60
     10,600    BP PLC (ADR)                                                                 711,260           75
     16,312    Chevron Corporation                                                        1,199,421          127
     12,800    ConocoPhillips                                                               920,960           98
      9,900    Diamond Offshore Drilling, Inc.                                              791,406           84
     12,600    Marathon Oil Corporation                                                   1,165,500          124
     12,600    Royal Dutch Shell PLC -- Class "A" (ADR)                                     891,954           95
     13,900    Tidewater, Inc.                                                              672,204           71
----------------------------------------------------------------------------------------------------------------
                                                                                          6,914,113          734
----------------------------------------------------------------------------------------------------------------
               Financials--25.1%
     10,300    A.G. Edwards, Inc.                                                           651,887           69
      4,400    ACE, Ltd.                                                                    266,508           28
      4,100    Allstate Corporation                                                         266,951           28
      4,600    American International Group, Inc.                                           329,636           35
     24,800    Amvescap PLC (ADR)                                                           611,320           65
     15,200    Aon Corporation                                                              537,168           57
     24,700    Aspen Insurance Holdings, Ltd.                                               651,092           69
      9,900    Assured Guaranty, Ltd.                                                       263,340           28
     35,700    Bank Mutual Corporation                                                      432,327           46
     21,655    Bank of America Corporation                                                1,156,160          123
     25,200    Bank of New York Company, Inc.                                               992,124          105
     23,975    Brookfield Asset Management, Inc. -- Class "A"                             1,155,115          123
     20,500    Brookline Bancorp, Inc.                                                      269,985           29
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
     Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Financials (continued)
      5,094    Capital One Financial Corporation                                           $391,321          $41
      9,622    Chubb Corporation                                                            509,100           54
     12,422    Cincinnati Financial Corporation                                             562,841           60
     17,900    Citigroup, Inc.                                                              997,030          106
      9,900    Comerica, Inc.                                                               580,932           62
     43,100    Eagle Hospitality Properties Trust, Inc. (REIT)                              395,658           42
     10,100    Erie Indemnity Company -- Class "A"                                          585,598           62
      5,200    FBL Financial Group, Inc. -- Class "A"                                       203,216           22
     21,600    Hudson City Bancorp, Inc.                                                    299,808           32
      6,000    IPC Holdings, Ltd.                                                           188,700           20
     22,900    JPMorgan Chase & Company                                                   1,106,070          117
     13,300    KeyCorp                                                                      505,799           54
     10,632    Lincoln National Corporation                                                 705,965           75
     10,100    Merrill Lynch & Company, Inc.                                                940,310          100
     12,900    Morgan Stanley                                                             1,050,447          111
     29,800    NewAlliance Bancshares, Inc.                                                 488,720           52
      7,700    One Liberty Properties, Inc. (REIT)                                          193,501           20
     13,800    Plum Creek Timber Company, Inc. (REIT)                                       549,930           58
      7,500    PMI Group, Inc.                                                              353,775           37
      7,700    PNC Financial Services Group, Inc.                                           570,108           60
     13,700    Protective Life Corporation                                                  650,750           69
     27,528    Regions Financial Corporation                                              1,029,547          109
      4,700    St. Joe Company                                                              251,779           27
      4,200    State National Bancshares, Inc.                                              161,658           17
      9,582    State Street Corporation                                                     646,210           69
      8,500    SunTrust Banks, Inc.                                                         717,825           76
      7,503    TD Banknorth, Inc.                                                           242,197           26
     14,000    Waddell & Reed Financial, Inc. -- Class "A"                                  383,040           41
      2,000    Washington Mutual, Inc.                                                       90,980           10
     20,200    Wells Fargo & Company                                                        718,312           76
      1,000    Westfield Financial, Inc.**                                                   10,544            1
----------------------------------------------------------------------------------------------------------------
                                                                                         23,665,284        2,511
----------------------------------------------------------------------------------------------------------------
               Health Care--5.0%
     17,700    Abbott Laboratories                                                          862,167           92
     10,300    Biomet, Inc.                                                                 425,081           45
     11,600    GlaxoSmithKline PLC (ADR)                                                    612,016           65
     14,300    Johnson & Johnson                                                            944,086          100
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
Shares         Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Health Care (continued)
      8,100    Novartis AG (ADR)                                                           $465,264          $49
     34,400    Pfizer, Inc.                                                                 890,960           95
     20,500    Schering-Plough Corporation                                                  484,620           51
----------------------------------------------------------------------------------------------------------------
                                                                                          4,684,194          497
----------------------------------------------------------------------------------------------------------------
               Industrials--8.7%
      5,900    3M Company                                                                   459,787           49
      8,200    Adesa, Inc.                                                                  227,550           24
        900    Alexander & Baldwin, Inc.                                                     39,906            4
      9,700    American Power Conversion Corporation                                        296,723           31
      7,200    Avery Dennison Corporation                                                   489,096           52
      2,940    Avis Budget Group, Inc.                                                       63,769            7
     13,100    Dover Corporation                                                            642,162           68
     17,800    Federal Signal Corporation                                                   285,512           30
     10,200    General Dynamics Corporation                                                 758,370           80
     18,500    Honeywell International, Inc.                                                836,940           89
      5,000    Illinois Tool Works, Inc.                                                    230,950           25
     19,300    Masco Corporation                                                            576,491           61
      9,500    Norfolk Southern Corporation                                                 477,755           51
      5,700    Pall Corporation                                                             196,935           21
     13,800    Pitney Bowes, Inc.                                                           637,422           68
      3,200    SPX Corporation                                                              195,712           21
     24,500    Tyco International, Ltd.                                                     744,800           79
      6,300    United Parcel Service, Inc. -- Class "B"                                     472,374           50
     31,400    Werner Enterprises, Inc.                                                     548,872           58
----------------------------------------------------------------------------------------------------------------
                                                                                          8,181,126          868
----------------------------------------------------------------------------------------------------------------
               Information Technology--5.1%
     25,600  * Agile Software Corporation                                                   157,440           17
     12,000    Automatic Data Processing, Inc.                                              591,000           63
     11,200    AVX Corporation                                                              165,648           18
      3,000    Bel Fuse, Inc. -- Class "B"                                                  104,370           11
     18,400    Hewlett-Packard Company                                                      757,896           80
     16,000    Intel Corporation                                                            324,000           34
      3,200    International Business Machines Corporation                                  310,880           33
     44,300    Methode Electronics, Inc. -- Class "A"                                       479,769           51
     26,400    Microsoft Corporation                                                        788,304           84
     13,900    Motorola, Inc.                                                               285,784           30
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
                                                                                                      $10,000 of
Shares         Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Information Technology (continued)
     23,100    Nokia Corporation -- Class "A" (ADR)                                        $469,392          $50
     14,700  * Planar Systems, Inc.                                                         142,149           15
      8,000    Texas Instruments, Inc.                                                      230,400           24
----------------------------------------------------------------------------------------------------------------
                                                                                          4,807,032          510
----------------------------------------------------------------------------------------------------------------
               Materials--7.4%
      9,000    Air Products & Chemicals, Inc.                                               632,520           67
      8,000    Albemarle Corporation                                                        574,400           61
     13,800    Alcoa, Inc.                                                                  414,138           44
     27,667    Chemtura Corporation                                                         266,433           28
     13,500    Compass Minerals International, Inc.                                         426,060           45
     22,700    Dow Chemical Company                                                         906,638           96
     19,200    Du Pont (E.I.) de Nemours & Company                                          935,232           99
     15,800    Lubrizol Corporation                                                         792,054           84
     14,500    MeadWestvaco Corporation                                                     435,870           46
     18,270    Myers Industries, Inc.                                                       286,108           31
     35,100    Sappi, Ltd. (ADR)                                                            588,627           63
     15,400    Sonoco Products Company                                                      586,124           62
     10,811    Tronox, Inc. -- Class "B"                                                    170,706           18
----------------------------------------------------------------------------------------------------------------
                                                                                          7,014,910          744
----------------------------------------------------------------------------------------------------------------
               Telecommunication Services--4.1%
      2,745    ALLTEL Corporation                                                           166,018           18
     18,700    AT&T, Inc.                                                                   668,525           71
     10,800    BellSouth Corporation                                                        508,788           54
      2,900    CT Communications, Inc.                                                       66,468            7
     12,732    D&E Communications, Inc.                                                     161,060           17
      1,030    Embarq Corporation                                                            54,137            6
      8,400    Nippon Telegraph and Telephone Corporation (ADR)                             208,236           22
     32,700    Sprint Nextel Corporation                                                    617,703           65
      6,600    Telephone & Data Systems, Inc.                                               358,578           38
      6,600    Telephone & Data Systems, Inc. -- Special Shares                             327,360           35
     18,118    Verizon Communications, Inc.                                                 674,714           72
      2,838    Windstream Corporation                                                        40,356            4
----------------------------------------------------------------------------------------------------------------
                                                                                          3,851,943          409
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
  Shares or                                                                                             For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Utilities--4.8%
      8,050    American States Water Company                                               $310,891          $33
     10,900    FPL Group, Inc.                                                              593,178           63
      9,300    KeySpan Corporation                                                          382,974           41
     19,300    MDU Resources Group, Inc.                                                    494,852           53
     22,000    NiSource, Inc.                                                               530,200           56
     12,300    Northwest Natural Gas Company                                                522,012           55
     10,100    ONEOK, Inc.                                                                  435,512           46
     12,800    Southwest Gas Corporation                                                    491,136           52
     12,100    United Utilities PLC (ADR)                                                   371,712           40
     13,700    Vectren Corporation                                                          387,436           41
----------------------------------------------------------------------------------------------------------------
                                                                                          4,519,903          480
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $64,236,814)                                          90,203,352        9,572
----------------------------------------------------------------------------------------------------------------
               CONVERTIBLE PREFERRED STOCKS--.4%
               Financials
     15,100    Lehman Brothers Holdings, Inc., 6.25%,
                 2007 -- Series "GIS" (cost $383,537)                                       419,025           45
----------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS--.4%
               Telecommunication Services--.2%
      7,500    Verizon South, Inc., 7%, 2041 -- Series "F"                                  189,600           20
----------------------------------------------------------------------------------------------------------------
               Utilities--.2%
      6,800    Entergy Louisiana, Inc., 7.6%, 2032                                          170,748           18
----------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $356,068)                                             360,348           38
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM U.S. GOVERNMENT
               AGENCY OBLIGATIONS--3.0%
    $2,800M    Federal Home Loan Bank, 5.21%, 1/19/07
                 (cost $2,791,892)                                                        2,791,892          296
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $67,768,311)                                99.5%       93,774,617        9,951
Other Assets, Less Liabilities                                                 .5           458,775           49
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%      $94,233,392      $10,000
================================================================================================================


 * Non-income producing

** Security valued at fair value (see Note 1A)

   Summary of Abbreviations:
   ADR American Depositary Receipts
   REIT Real Estate Investment Trust

See notes to financial statements

Portfolio Managers' Letter
SPECIAL BOND FUND

Dear Investor:

This is the annual report for the First Investors Life Special Bond Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 9.2%, including dividends of 23.4 cents per share.

The most important factors driving the Fund's performance during the year were the overall performance of the high yield market and the Fund's individual security selection.

The high yield market continued its upward trend from 2005's fourth quarter following the release of economic statistics that showed the United States' economy continued to remain on track. As the year progressed, economic and credit trends generally remained favorable, but the markets were focused on the actions of the Federal Reserve (the "Fed"). Investors were divided on whether the Fed needed to keep raising rates to fight inflation or whether it had gone far enough and risked pushing the economy into recession. In August, the Fed paused for the first time in over two years, and the high yield market responded positively. High yield was the best performing fixed income asset class in 2006.

Aiding performance were the Fund's positions in Charter Communications, Adelphia Communications, Ingles Markets and Special Devices. Cable television provider Charter Communications' bonds rallied after it completed asset sales, enhanced liquidity and announced improved operating results. Adelphia Communications, a cable television provider, rallied as its bankruptcy process drew to a close and a plan of reorganization was approved. Additionally, valuations in the cable sector improved throughout the year due to good operating results and perceptions of a diminishing competitive threat from telecommunications firms. Supermarket chain Ingles Markets' stock price almost doubled as it reported strong operating results throughout the year. Auto parts supplier Special Devices reported improving results and a product line expansion that was viewed favorably by investors.

Fund performance was hurt by positions in Insight Health Services, MedQuest, HCA, Triton Communications and Dana Corporation. Diagnostic imaging providers Insight Health and MedQuest declined following cuts in Medicare reimbursements in the Deficit Reduction Act of 2005, which was approved on February 1, 2006. Acute care provider HCA announced a leveraged buyout and its intention to leave the longer dated bonds outstanding. Additional debt to finance the leveraged buyout caused our holdings to decline in value. In addition, wireless communication provider Triton Communications detracted from performance due to poor operating performance and Dana, an auto parts supplier, suffered from general weakness in the auto sector and filed for bankruptcy in March.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ RICHARD T. BOURKE      \S\ GREG MILLER

Richard T. Bourke          Greg Miller
Co-Portfolio Manager       Co-Portfolio Manager

January 31, 2007

Fund Expenses
SPECIAL BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account       Expenses Paid
                                                   Value         Value        During Period
                                                 (7/1/06)      (12/31/06)   (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Examples
Actual                                           $1,000.00      $1,078.14         $5.24
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,019.89         $5.09
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).



Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Consumer Staples                                     24.1%
Consumer Discretionary                               19.8%
Energy                                               19.6%
Materials                                            12.8%
Industrials                                           8.4%
Health Care                                           7.8%
Financials                                            2.9%
Telecommunication Services                            2.6%
Information Technology                                1.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
SPECIAL BOND FUND

Comparison of change in value of $10,000 investment in the First Investors Life Series Special Bond Fund and the Credit Suisse High Yield Index II.

First Investors Special Bond Fund
Graph Plot Points
for the periods Ended 12/31/06

                       Special    Credit Suisse
                          Bond       High Yield
                          Fund         Index II
Dec-96                 $10,000          $10,000
Dec-97                  11,094           11,221
Dec-98                  11,238           11,283
Dec-99                  11,939           11,688
Dec-00                  11,154           11,026
Dec-01                  11,153           11,705
Dec-02                  11,398           12,068
Dec-03                  14,626           15,440
Dec-04                  16,144           17,285
Dec-05                  16,417           17,676
Dec-06                  17,924           19,783

(INSET BOX IN CHART READS:)

                  Average Annual Total Returns*
One Year                    9.18%
Five Years                  9.95%
Ten Years                   6.01%
S.E.C. 30-Day Yield         5.62%

  The graph compares a $10,000 investment in the First Investors Life Series Special Bond Fund beginning 12/31/96 with a theoretical investment in the Credit Suisse High Yield Index II (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 12/31/06, the Index consisted of 1,335 different issues, most of which are cash-pay, also included in the Index are zero-coupon bonds, step bonds, pay-ment-in-kind bonds and bonds which are in default. As of 12/31/06, approximately 3.07% of the market value of the Index was in default. The bonds included in the Index have an average maturity of 7.35 years, an average duration of 4.29 years and an average coupon of 8.42%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and accompanying table it is assumed that all dividends and distributions were reinvested.

* The Average Annual Total Return figures are for the periods ended
  12/31/06.

  The returns shown do not reflect any sales charges, since the Fund sells it shares solely to First Investors Life Variable Annuity Fund A at net asset value. The returns do not reflect the fees and charges that an individual would pay in connection with an investment in a variable annuity contract. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that an investor would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds in which the Fund primarily invests pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. Credit Suisse High Yield Index II figures are from Credit Suisse Corporation and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
SPECIAL BOND FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--92.3%
               Aerospace/Defense--2.6%
      $175M    Alliant Techsystems, Inc., 6.75%, 2016                                      $175,438         $110
       150M    DRS Technologies, Inc., 6.875%, 2013                                         151,875           95
        86M    DynCorp International, LLC, 9.5%, 2013                                        91,590           57
----------------------------------------------------------------------------------------------------------------
                                                                                            418,903          262
----------------------------------------------------------------------------------------------------------------
               Automotive--6.5%
       100M    Accuride Corp., 8.5%, 2015                                                    96,750           61
        75M    Asbury Automotive Group, Inc., 9%, 2012                                       78,750           50
       125M    Avis Budget Car Rental, LLC, 7.75%, 2016 +                                   120,937           76
       594M    Cambridge Industries Liquidating Trust, 2007 + +**                               371           --
       250M    Cooper Standard Automotive, Inc., 8.375%, 2014                               198,125          124
       175M    Dana Corp., 9%, 2011 ++                                                      132,562           83
       150M    General Motors Acceptance Corp., 6.75%, 2014                                 154,305           97
       228M    TRW Automotive, Inc., 9.375%, 2013                                           245,670          154
----------------------------------------------------------------------------------------------------------------
                                                                                          1,027,470          645
----------------------------------------------------------------------------------------------------------------
               Chemicals--7.9%
        15M    BCP Crystal US Holdings Corp., 9.625%, 2014                                   16,650           10
       150M    Equistar Chemicals LP, 10.625%, 2011                                         160,500          101
       100M    Huntsman International, LLC, 7.375%, 2015 +                                   99,750           63
        67M    Huntsman, LLC, 11.625%, 2010                                                  73,533           46
       300M    Innophos, Inc., 8.875%, 2014                                                 306,000          192
       200M    Millennium America, Inc., 9.25%, 2008                                        207,500          130
       100M    Nell AF S.a.r.l., 8.375%, 2015 +                                             103,250           65
       150M    Newmarket Corp., 7.125%, 2016 +                                              150,750           95
       125M    Tronox Worldwide, LLC, 9.5%, 2012                                            132,188           83
----------------------------------------------------------------------------------------------------------------
                                                                                          1,250,121          785
----------------------------------------------------------------------------------------------------------------
               Consumer Non-Durables--2.3%
       100M    Broder Brothers Co., 11.25%, 2010                                             97,500           61
               Levi Strauss & Co.:
       150M      10.122%, 2012 ***                                                          154,688           97
       100M      9.75%, 2015                                                                108,250           67
----------------------------------------------------------------------------------------------------------------
                                                                                            360,438          225
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SPECIAL BOND FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Energy--19.1%
      $125M    Basic Energy Services, Inc., 7.125%, 2016                                   $123,750          $78
       250M    Belden & Blake Corp., 8.75%, 2012                                            257,500          161
       300M    Bluewater Finance, Ltd., 10.25%, 2012                                        315,750          198
               Chesapeake Energy Corp.:
       500M      6.375%, 2015                                                               497,500          312
       150M      6.625%, 2016                                                               149,812           94
       150M    Compagnie Generale de Geophysique, 7.5%, 2015                                151,500           95
       125M    Complete Production Services, Inc., 8%, 2016 +                               128,750           81
       250M    El Paso Production Holding Co., 7.75%, 2013                                  262,812          165
       644M    Giant Industries, Inc., 11%, 2012                                            693,910          435
       100M    Pacific Energy Partners LP, 7.125%, 2014                                     102,736           64
       100M    POGO Producing Co., 6.875%, 2017                                              96,000           60
       100M    Stewart & Stevenson, LLC, 10%, 2014 +                                        105,500           66
        60M    Stone Energy Corp., 8.124%, 2010 +***                                         59,700           37
       110M    Tesoro Corp., 6.25%, 2012                                                    110,000           69
----------------------------------------------------------------------------------------------------------------
                                                                                          3,055,220        1,915
----------------------------------------------------------------------------------------------------------------
               Financial Services--1.9%
        75M    Saxon Capital, Inc., 12%, 2014 +                                             107,545           67
       192M    Targeted Return Index Securities Trust, 7.548%, 2016 +                       196,258          123
----------------------------------------------------------------------------------------------------------------
                                                                                            303,803          190
----------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--.1%
         9M    Land O'Lakes, Inc., 8.75%, 2011                                                9,405            6
----------------------------------------------------------------------------------------------------------------
               Forest Products/Containers--3.6%
       100M    Jefferson Smurfit Corp., 8.25%, 2012                                          98,000           61
       250M    Packaging Dynamics Finance Corp., 10%, 2016 +                                251,250          158
       130M    Tekni-Plex, Inc., 8.75%, 2013 +                                              126,425           79
       100M    Verso Paper Holdings, LLC, 9.121%, 2014 +***                                 102,000           64
----------------------------------------------------------------------------------------------------------------
                                                                                            577,675          362
----------------------------------------------------------------------------------------------------------------
               Gaming/Leisure--8.0%
       250M    Circus & Eldorado/Silver Legacy, 10.125%, 2012                               263,750          165
        50M    Herbst Gaming, Inc., 8.125%, 2012                                             51,250           32
       180M    Mandalay Resort Group, 6.375%, 2011                                          180,000          113
       240M    MGM Mirage, Inc., 6.625%, 2015                                               229,800          144
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Gaming/Leisure (continued)
      $300M    Park Place Entertainment Corp., 9.375%, 2007                                $301,125         $189
       255M    Speedway Motorsports, Inc., 6.75%, 2013                                      256,275          160
----------------------------------------------------------------------------------------------------------------
                                                                                          1,282,200          803
----------------------------------------------------------------------------------------------------------------
               Health Care--7.7%
        90M    Alliance Imaging, Inc., 7.25%, 2012                                           85,950           54
       400M    DaVita, Inc., 7.25%, 2015                                                    410,000          257
       120M    Fisher Scientific International, Inc., 6.125%, 2015                          118,827           74
               HCA, Inc.:
       100M      6.95%, 2012                                                                 95,000           60
        70M      6.75%, 2013                                                                 63,000           40
       150M    Insight Health Services Corp., 9.875%, 2011                                   36,000           23
        60M    MedQuest, Inc., 11.875%, 2012                                                 49,800           31
       200M    Tenet Healthcare Corp., 6.375%, 2011                                         184,000          115
       180M    Triad Hospitals, Inc., 7%, 2013                                              182,025          114
----------------------------------------------------------------------------------------------------------------
                                                                                          1,224,602          768
----------------------------------------------------------------------------------------------------------------
               Housing--2.1%
       140M    Beazer Homes USA, Inc., 6.875%, 2015                                         137,900           86
       200M    Builders FirstSource, Inc., 9.624%, 2012***                                  197,750          124
----------------------------------------------------------------------------------------------------------------
                                                                                            335,650          210
----------------------------------------------------------------------------------------------------------------
               Information Technology--1.4%
       150M    Exodus Communications, Inc., 10.75%, 2009 + +**                                   94           --
               Freescale Semiconductor, Inc.:
       150M      9.125%, 2014 +                                                             149,812           94
        25M      10.125%, 2016 +                                                             25,156           16
        50M    Sanmina -- SCI Corp., 8.125%, 2016                                            48,625           30
----------------------------------------------------------------------------------------------------------------
                                                                                            223,687          140
----------------------------------------------------------------------------------------------------------------
               Manufacturing--.4%
        60M    Case New Holland, Inc., 7.125%, 2014                                          61,200           38
----------------------------------------------------------------------------------------------------------------
               Media--Broadcasting--2.3%
       150M    Sinclair Broadcasting Group, Inc., 8%, 2012                                  155,625           98
               Young Broadcasting, Inc.:
       136M      10%, 2011                                                                  129,880           81
       100M      8.75%, 2014                                                                 87,125           55
----------------------------------------------------------------------------------------------------------------
                                                                                            372,630          234
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SPECIAL BOND FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
                                                                                                        For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Media--Cable TV--10.0%
      $355M    Adelphia Communications Corp., 10.25%, 2011 ++                              $339,025         $212
       135M    Atlantic Broadband Finance, LLC, 9.375%, 2014                                137,194           86
       200M    Cablevision Systems Corp., 8%, 2012                                          197,500          124
       500M    Charter Communications Holdings, LLC, 10%, 2009                              487,500          305
       125M    CSC Holdings, Inc., 8.125%, 2009                                             130,156           82
       310M    Echostar DBS Corp., 6.375%, 2011                                             308,837          194
----------------------------------------------------------------------------------------------------------------
                                                                                          1,600,212        1,003
----------------------------------------------------------------------------------------------------------------
               Media--Diversified--6.0%
       300M    Cenveo, Inc., 7.875%, 2013                                                   289,500          182
       150M    Idearc, Inc., 8%, 2016 +                                                     153,000           96
               MediaNews Group, Inc.:
        75M      6.875%, 2013                                                                68,250           43
        50M      6.375%, 2014                                                                43,250           27
               Six Flags, Inc.:
       150M      8.875%, 2010                                                               145,875           91
        50M      9.625%, 2014                                                                46,625           29
       200M    Universal City Development Partners, Ltd., 11.75%, 2010                      215,250          135
----------------------------------------------------------------------------------------------------------------
                                                                                            961,750          603
----------------------------------------------------------------------------------------------------------------
               Metals/Mining--1.1%
        50M    Metals USA, Inc., 11.125%, 2015                                               55,188           35
       130M    Russell Metals, Inc., 6.375%, 2014                                           124,638           78
----------------------------------------------------------------------------------------------------------------
                                                                                            179,826          113
----------------------------------------------------------------------------------------------------------------
               Retail--General Merchandise--2.2%
       100M    GSC Holdings Corp., 8%, 2012                                                 105,000           66
        25M    Hanesbrands, Inc., 8.735%, 2014 +***                                          25,562           16
       200M    Neiman Marcus Group, Inc., 10.375%, 2015                                     223,500          140
----------------------------------------------------------------------------------------------------------------
                                                                                            354,062          222
----------------------------------------------------------------------------------------------------------------
               Services--4.4%
               Allied Waste NA, Inc.:
       150M      5.75%, 2011                                                                145,875           91
       300M      7.375%, 2014                                                               300,000          188
       100M    Hydrochem Industrial Services, Inc., 9.25%, 2013 +                           101,000           63
       150M    United Rentals, Inc., 7%, 2014                                               147,938           93
----------------------------------------------------------------------------------------------------------------
                                                                                            694,813          435
----------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
                                                                                                        Invested
  Principal                                                                                             For Each
     Amount                                                                                           $10,000 of
  or Shares    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
      $600M    ICG Services, Inc., 10%, 2008 + +**                                             $375          $--
----------------------------------------------------------------------------------------------------------------
               Transportation--.2%
        29M    American Commercial Lines, LLC, 9.5%, 2015                                    32,371           20
----------------------------------------------------------------------------------------------------------------
               Wireless Communications--2.5%
       200M    Nextel Communications, Inc., 5.95%, 2014                                     195,044          122
       200M    Rogers Wireless, Inc., 6.375%, 2014                                          203,500          128
----------------------------------------------------------------------------------------------------------------
                                                                                            398,544          250
----------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $15,431,378)                                        14,724,957        9,229
----------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--3.5%
               Food/Drug--.5%
      2,750    Ingles Markets, Inc.                                                          81,923           52
----------------------------------------------------------------------------------------------------------------
               Media--Broadcasting--.9%
      4,000    Clear Channel Communications, Inc.                                           142,160           89
----------------------------------------------------------------------------------------------------------------
               Media--Diversified--2.1%
      1,500  * MediaNews Group, Inc. -- Class "A"**                                         337,500          212
----------------------------------------------------------------------------------------------------------------
               Telecommunications--.0%
        230  * Viatel Holding (Bermuda), Ltd.**                                                   1           --
      1,571  * World Access, Inc.                                                                 1           --
----------------------------------------------------------------------------------------------------------------
                                                                                                  2           --
----------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $225,553)                                                561,585          353
----------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SPECIAL BOND FUND
December 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                                                          Amount
  Shares or                                                                                             Invested
Warrants or                                                                                             For Each
  Principal                                                                                           $10,000 of
     Amount    Security                                                                       Value   Net Assets
----------------------------------------------------------------------------------------------------------------
               PREFERRED STOCK--1.6%
               Manufacturing
        315    Day International Group, Inc., 12.25%, 2010, PIK
                 (cost $285,861)                                                           $249,439         $156
----------------------------------------------------------------------------------------------------------------
               WARRANTS--.0%
               Telecommunication
               250 * GT Group Telecom, Inc. (expiring 2/1/10)
                 (cost $22,587) +**                                                              --           --
----------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--.6%
               $100M General Electric Capital Corp., 5.24%, 1/25/07
                 (cost $99,621)                                                              99,621           62
----------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $16,065,000)                                 98.0%      15,635,602        9,800
Other Assets, Less Liabilities                                                 2.0          319,813          200
----------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%     $15,955,415      $10,000
================================================================================================================


  + Security exempt from registration under Rule 144A of the Securities
    Act of 1933 (see Note 5).

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on December 31, 2006.

See notes to financial statements

This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     CASH                               FOCUSED
                                                             BLUE CHIP         MANAGEMENT          DISCOVERY             EQUITY
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                       122,791,210         $6,866,333       $133,318,506        $10,012,428
                                                        ==============     ==============     ==============     ==============
At value (Note 1A)                                        $180,700,934         $6,866,333       $158,470,167        $11,735,945
Cash                                                           479,898             75,370            192,896              6,182
Receivables:
  Investment securities sold                                        --                 --                 --                 --
  Interest and dividends                                       203,910             25,836             62,242             14,045
  Trust shares sold                                             34,586                  8             37,460              7,179
  Other assets                                                   2,614                737              2,629              1,370
                                                        --------------     --------------     --------------     --------------
Total Assets                                               181,421,942          6,968,284        158,765,394         11,764,721
                                                        --------------     --------------     --------------     --------------
Liabilities
Payables:
  Investment securities purchased                                   --                 --                 --                 --
  Trust shares redeemed                                        166,623             27,081            197,286             15,497
Accrued advisory fees                                          107,639              2,723             94,432              6,997
Accrued expenses                                                25,535              4,925             27,656              6,800
                                                        --------------     --------------     --------------     --------------
Total Liabilities                                              299,797             34,729            319,374             29,294
                                                        --------------     --------------     --------------     --------------
Net Assets                                                $181,122,145         $6,933,555       $158,446,020        $11,735,427
                                                        ==============     ==============     ==============     ==============
Net Assets Consist of:
Capital paid in                                           $155,251,637         $6,933,555       $119,923,141        $11,466,698
Undistributed net investment income                          1,975,715                 --            280,428             87,640
Accumulated net realized gain (loss)
  on investments                                           (34,014,931)                --         13,090,790         (1,542,428)
Net unrealized appreciation (depreciation)
  of investments                                            57,909,724                 --         25,151,661          1,723,517
                                                        --------------     --------------     --------------     --------------
Total                                                     $181,122,145         $6,933,555       $158,446,020        $11,735,427
                                                        ==============     ==============     ==============     ==============
Shares of beneficial interest outstanding
  (Note 2)                                                   7,659,103          6,933,555          5,021,807          1,238,799
                                                        ==============     ==============     ==============     ==============
Net asset value, offering and redemption
price per share
  (Net assets divided by shares
  outstanding)                                                  $23.65              $1.00             $31.55              $9.47
                                                        ==============     ==============     ==============     ==============

See notes to financial statements





Statements of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006
------------------------------------------------------------------------------------------------------------
                                                                                 GROWTH &
                                                            GOVERNMENT             INCOME         HIGH YIELD
------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                       $20,272,327       $225,077,662        $68,736,904
                                                        ==============     ==============     ==============
At value (Note 1A)                                         $20,038,438       $268,678,086        $67,119,114
Cash                                                            68,960            282,367            223,296
Receivables:
  Investment securities sold                                        --          5,683,181                 --
  Interest and dividends                                       108,771            253,761          1,153,734
  Trust shares sold                                                778             84,958             10,997
  Other assets                                                     311              4,216              1,778
                                                        --------------     --------------     --------------
Total Assets                                                20,217,258        274,986,569         68,508,919
                                                        --------------     --------------     --------------
Liabilities
Payables:
  Investment securities purchased                              196,177          6,856,995                 --
  Trust shares redeemed                                         24,926            264,246             69,320
Accrued advisory fees                                            9,575            158,728             40,642
Accrued expenses                                                 6,592             23,553             21,056
                                                        --------------     --------------     --------------
Total Liabilities                                              237,270          7,303,522            131,018
                                                        --------------     --------------     --------------
Net Assets                                                 $19,979,988       $267,683,047        $68,377,901
                                                        ==============     ==============     ==============
Net Assets Consist of:
Capital paid in                                            $20,189,237       $185,426,043        $83,088,258
Undistributed net investment income                          1,016,148          1,392,428          5,054,874
Accumulated net realized gain (loss)
  on investments                                              (991,508)        37,264,152        (18,147,441)
Net unrealized appreciation (depreciation)
  of investments                                              (233,889)        43,600,424         (1,617,790)
                                                        --------------     --------------     --------------
Total                                                      $19,979,988       $267,683,047        $68,377,901
                                                        ==============     ==============     ==============
Shares of beneficial interest outstanding
  (Note 2)                                                   2,005,581          6,977,645          8,397,984
                                                        ==============     ==============     ==============
Net asset value, offering and redemption
price per share
  (Net assets divided by shares
  outstanding)                                                   $9.96             $38.36              $8.14
                                                        ==============     ==============     ==============

See notes to financial statements




Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      TARGET             TARGET
                                                                               INVESTMENT           MATURITY           MATURITY
                                                         INTERNATIONAL              GRADE               2007               2010
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                      $101,299,337        $37,066,232        $17,145,249        $13,129,940
                                                        ==============     ==============     ==============     ==============
At value (Note 1A)                                        $125,073,968        $37,320,448        $17,393,508        $14,049,257
Cash                                                         3,334,261            263,988             28,511            108,645
Receivables:
  Investment securities sold                                 1,853,240                 --                 --                 --
  Interest and dividends                                        99,210            493,360                 --                 --
  Trust shares sold                                             44,787              4,971                 --                214
  Other assets                                                   1,660                540                295                229
                                                        --------------     --------------     --------------     --------------
Total Assets                                               130,407,126         38,083,307         17,422,314         14,158,345
                                                        --------------     --------------     --------------     --------------
Liabilities
Payables:
  Investment securities purchased                              633,504            994,184                 --                 --
  Trust shares redeemed                                         69,725             29,736              2,277                  7
  Foreign exchange contracts (Note 6)                          195,625                 --                 --                 --
  Accrued advisory fees                                         76,725             17,794              8,367              6,779
Accrued expenses                                                24,808             10,604              7,576              6,039
                                                        --------------     --------------     --------------     --------------
Total Liabilities                                            1,000,387          1,052,318             18,220             12,825
                                                        --------------     --------------     --------------     --------------
Net Assets                                                $129,406,739        $37,030,989        $17,404,094        $14,145,520
                                                        ==============     ==============     ==============     ==============
Net Assets Consist of:
Capital paid in                                            $85,315,131        $37,050,713        $16,021,633        $12,467,063
Undistributed net investment income                          2,785,813          1,600,159          1,086,642            761,229
Accumulated net realized gain (loss) on investments,
  foreign currency transactions                             17,716,149        (1,874,099)             47,560             (2,089)
Net unrealized appreciation (depreciation)
  of investments, foreign currency transactions             23,589,646            254,216            248,259            919,317
                                                        --------------     --------------     --------------     --------------
Total                                                     $129,406,739        $37,030,989        $17,404,094        $14,145,520
                                                        ==============     ==============     ==============     ==============
Shares of beneficial interest outstanding
  (Note 2)                                                   5,262,450          3,383,561          1,494,163          1,027,986
                                                        ==============     ==============     ==============     ==============
Net asset value, offering and redemption price
per share
  (Net assets divided by shares outstanding)                    $24.59             $10.94             $11.65             $13.76
                                                        ==============     ==============     ==============     ==============

See notes to financial statements





Statements of Assets and Liabilities (continued)
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006

------------------------------------------------------------------------------------------------------------
                                                                TARGET
                                                              MATURITY                               SPECIAL
                                                                  2015              VALUE               BOND
------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                       $22,872,237        $67,768,311        $16,065,000
                                                        ==============     ==============     ==============
  At value (Note 1A)                                       $23,880,754        $93,774,617        $15,635,602
Cash                                                            12,098            420,912            112,543
Receivables:
  Investment securities sold                                        --                 --                 --
  Interest and dividends                                            --            151,332            277,890
  Trust shares sold                                                420             33,620                 --
  Other assets                                                     303              1,134              4,646
                                                        --------------     --------------     --------------
Total Assets                                                23,893,575         94,381,615         16,030,681
                                                        --------------     --------------     --------------
Liabilities
Payables:
  Investment securities purchased                                   --             30,720                 --
  Trust shares redeemed                                         28,257             52,982             44,456
  Foreign exchange contracts (Note 6)                               --                 --                 --
Accrued advisory fees                                           11,499             55,791              9,548
Accrued expenses                                                 9,822              8,730             21,262
                                                        --------------     --------------     --------------
Total Liabilities                                               49,578            148,223             75,266
                                                        --------------     --------------     --------------
Net Assets                                                 $23,843,997        $94,233,392        $15,955,415
                                                        ==============     ==============     ==============
Net Assets Consist of:
Capital paid in                                            $21,932,139        $76,617,814        $23,189,500
Undistributed net investment income                            978,150          1,493,851            934,643
Accumulated net realized gain (loss) on investments,
  foreign currency transactions                                (74,809)        (9,884,579)        (7,739,330)
Net unrealized appreciation (depreciation) of
  investments, foreign currency transactions                 1,008,517         26,006,306          (429,398)
                                                        --------------     --------------     --------------
Total                                                      $23,843,997        $94,233,392        $15,955,415
                                                        ==============     ==============     ==============
Shares of beneficial interest outstanding
(Note 2)                                                     1,680,682          5,517,087          1,675,889
                                                        ==============     ==============     ==============
Net asset value, offering and redemption price
per share
  (Net assets divided by shares outstanding)                    $14.19             $17.08              $9.52
                                                        ==============     ==============     ==============

See notes to financial statements




Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2006

-------------------------------------------------------------------------------------------------------------------------------
                                                                                     CASH                               FOCUSED
                                                             BLUE CHIP         MANAGEMENT          DISCOVERY             EQUITY
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                     $70,520           $339,202           $186,737            $11,432
  Dividends                                                  3,317,409(a)              --          1,296,694            179,461
                                                        --------------     --------------     --------------     --------------
Total income                                                 3,387,929            339,202          1,483,431            190,893
                                                        --------------     --------------     --------------     --------------
Expenses (Notes 1 and 4):
  Advisory fees                                              1,303,317             51,139          1,102,405             84,836
  Professional fees                                             32,256             10,440             23,320             11,354
  Custodian fees and expenses                                   15,143              6,529             21,009                845
  Reports and notices to shareholders                           23,962              2,406             24,392              2,338
  Registration fees                                                495                152                267                929
  Trustees' fees                                                 7,521                307              6,393                505
  Other expenses                                                38,877              3,407             30,500              2,998
                                                        --------------     --------------     --------------     --------------
Total expenses                                               1,421,571             74,380          1,208,286            103,805
Less: Expenses waived                                               --           (24,303)                 --                 --
  Expenses paid indirectly                                      (9,373)            (2,474)            (5,313)              (567)
                                                        --------------     --------------     --------------     --------------
Net expenses                                                 1,412,198             47,603          1,202,973            103,238
                                                        --------------     --------------     --------------     --------------
Net investment income                                        1,975,731            291,599            280,458             87,655
                                                        --------------     --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments (Note 3):
Net realized gain (loss) on investments                      4,106,251                 --         16,378,282            520,942
Net unrealized appreciation
  (depreciation) of investments                             17,579,683                 --         13,222,001            432,625
                                                        --------------     --------------     --------------     --------------
Net gain (loss) on investments                              21,685,934                 --         29,600,283            953,567
                                                        --------------     --------------     --------------     --------------
Net Increase in Net Assets Resulting
  from Operations                                          $23,661,665           $291,599        $29,880,741         $1,041,222
                                                        ==============     ==============     ==============     ==============

(a) Net of $675 foreign taxes withheld

(b) Net of $9,641 foreign taxes withheld

See notes to financial statements




Statements of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2006

------------------------------------------------------------------------------------------------------------
                                                                                 GROWTH &
                                                            GOVERNMENT             INCOME         HIGH YIELD
------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                  $1,054,924           $217,419         $5,670,133
  Dividends                                                         --          3,256,047(b)          42,730
                                                        --------------     --------------     --------------
Total income                                                 1,054,924          3,473,466          5,712,863
                                                        --------------     --------------     --------------
Expenses (Notes 1 and 4):
  Advisory fees                                                148,492          1,893,668            505,290
  Professional fees                                             12,692             33,206             21,912
  Custodian fees and expenses                                    9,213             56,088             10,421
  Reports and notices to shareholders                            4,109             31,171             11,375
  Registration fees                                                136                368                546
  Trustees' fees                                                   863             11,261              3,687
  Other expenses                                                 9,510             57,496             20,576
                                                        --------------     --------------     --------------
Total expenses                                                 185,015          2,083,258            573,807
Less: Expenses waived                                          (29,698)                --                 --
  Expenses paid indirectly                                      (6,186)            (2,228)           (10,684)
                                                        --------------     --------------     --------------
Net expenses                                                   149,131          2,081,030            563,123
                                                        --------------     --------------     --------------
Net investment income                                          905,793          1,392,436          5,149,740
                                                        --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments (Note 3):
Net realized gain (loss) on investments                        (67,290)        38,358,887         (1,809,651)
Net unrealized appreciation
  (depreciation) of investments                               (103,391)        (5,433,213)         2,928,634
                                                        --------------     --------------     --------------
Net gain (loss) on investments                                (170,681)        32,925,674          1,118,983
                                                        --------------     --------------     --------------
Net Increase in Net Assets Resulting
  from Operations                                             $735,112        $34,318,110         $6,268,723
                                                        ==============     ==============     ==============
(a) Net of $675 foreign taxes withheld

(b) Net of $9,641 foreign taxes withheld

See notes to financial statements




Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2006

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      TARGET             TARGET
                                                                               INVESTMENT           MATURITY           MATURITY
                                                         INTERNATIONAL              GRADE               2007               2010
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                    $204,400         $2,042,052         $1,225,669           $871,255
  Dividends                                                  2,336,011(c)              --                 --                 --
                                                        --------------     --------------     --------------     --------------
Total income                                                 2,540,411          2,042,052          1,225,669            871,255
                                                        --------------     --------------     --------------     --------------
Expenses (Notes 1 and 4):
  Advisory fees                                                859,537            276,549            140,103            111,015
  Professional fees                                             61,274             16,872             15,121             10,208
  Custodian fees and expenses                                  124,146              7,925              2,751              2,552
  Reports and notices to shareholders                           30,367              8,911              3,872              3,676
  Registration fees                                                308                215                124                247
  Trustees' fees                                                 5,104              2,033                834                686
  Other expenses                                                32,562             13,865              6,510              5,945
                                                        --------------     --------------     --------------     --------------
Total expenses                                               1,113,298            326,370            169,315            134,329
Less: Expenses waived                                               --            (55,310)           (28,021)           (22,203)
  Expenses paid indirectly                                        (581)            (8,067)            (2,274)            (2,106)
                                                        --------------     --------------     --------------     --------------
Net expenses                                                 1,112,717            262,993            139,020            110,020
                                                        --------------     --------------     --------------     --------------
Net investment income                                        1,427,694          1,779,059          1,086,649            761,235
                                                        --------------     --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on:
  Investments and futures contracts                         18,044,446           (205,692)            69,244             (1,561)
  Foreign currency transactions                              1,302,822                 --                 --                 --
                                                        --------------     --------------     --------------     --------------
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions               19,347,268           (205,692)            69,244             (1,561)
                                                        --------------     --------------     --------------     --------------
Net unrealized appreciation (depreciation) of:
  Investments and futures contracts                          7,832,674           (153,393)          (571,249)          (491,313)
  Foreign currency transactions                               (103,288)                --                 --                 --
                                                        --------------     --------------     --------------     --------------
Net unrealized appreciation (depreciation)
  on investments, futures contracts
  and foreign currency transactions                          7,729,386           (153,393)          (571,249)          (491,313)
                                                        --------------     --------------     --------------     --------------
Net gain (loss) on investments, futures contracts and
  foreign currency transactions                             27,076,654           (359,085)          (502,005)          (492,874)
                                                        --------------     --------------     --------------     --------------
Net Increase in Net Assets Resulting from Operations       $28,504,348         $1,419,974           $584,644           $268,361
                                                        ==============     ==============     ==============     ==============

(c) Net of $289,151 foreign taxes withheld

(d) Net of $1,694 foreign taxes withheld

See notes to financial statements




Statements of Operations (continued)
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 2006

------------------------------------------------------------------------------------------------------------
                                                                TARGET
                                                              MATURITY                               SPECIAL
                                                                  2015              VALUE               BOND
------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                  $1,132,310           $108,902         $1,388,988
  Dividends                                                         --          2,083,496(d)          25,975
                                                        --------------     --------------     --------------
Total income                                                 1,132,310          2,192,398          1,414,963
                                                        --------------     --------------     --------------
Expenses (Notes 1 and 4):
  Advisory fees                                                167,216            642,577            130,340
  Professional fees                                              7,845             17,228             21,064
  Custodian fees and expenses                                    1,312             13,369              3,737
  Reports and notices to shareholders                            3,902             11,928              4,353
  Registration fees                                                253                263                215
  Trustees' fees                                                 1,080              3,787                781
  Other expenses                                                 7,356             20,697              9,382
                                                        --------------     --------------     --------------
Total expenses                                                 188,964            709,849            169,872
Less: Expenses waived                                          (33,443)                --                 --
  Expenses paid indirectly                                      (1,376)           (11,351)            (3,817)
                                                        --------------     --------------     --------------
Net expenses                                                   154,145            698,498            166,055
                                                        --------------     --------------     --------------
Net investment income                                          978,165          1,493,900          1,248,908
                                                        --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on:
  Investments and futures contracts                            (12,679)         3,911,723           (472,326)
  Foreign currency transactions                                     --                 --                 --
                                                        --------------     --------------     --------------
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions                  (12,679)         3,911,723           (472,326)
                                                        --------------     --------------     --------------
Net unrealized appreciation (depreciation) of:
  Investments and futures contracts                           (543,835)        11,384,117            714,440
  Foreign currency transactions                                     --                 --                 --
                                                        --------------     --------------     --------------
Net unrealized appreciation (depreciation)
  on investments, futures contracts
  and foreign currency transactions                           (543,835)        11,384,117            714,440
                                                        --------------     --------------     --------------
Net gain (loss) on investments, futures contracts and
   foreign currency transactions                              (556,514)        15,295,840            242,114
                                                        --------------     --------------     --------------
Net Increase in Net Assets Resulting from Operations          $421,651        $16,789,740         $1,491,022
                                                        ==============     ==============     ==============

(c) Net of $289,151 foreign taxes withheld

(d) Net of $1,694 foreign taxes withheld

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                    BLUE CHIP                          CASH MANAGEMENT
                                                      -----------------------------------   -----------------------------------
Year Ended December 31                                            2006               2005               2006               2005
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                     $1,975,731         $1,631,756           $291,599           $157,155
  Net realized gain on investments                           4,106,251          8,784,579                 --                 --
  Net unrealized appreciation
    (depreciation) of investments                           17,579,683         (3,150,784)                --                 --
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase in net assets resulting
    from operations                                         23,661,665          7,265,551            291,599            157,155
                                                      ----------------   ----------------   ----------------   ----------------
Dividends to Shareholders
  Net investment income                                     (1,631,700)        (1,741,327)          (291,599)          (157,155)
                                                      ----------------   ----------------   ----------------   ----------------
Trust Share Transactions *
  Proceeds from shares sold                                  3,125,426          4,054,340          7,337,066          1,500,795
  Reinvestment of dividends                                  1,631,700          1,741,327            291,599            157,155
  Cost of shares redeemed                                  (19,870,148)       (18,025,872)        (7,071,622)        (2,639,443)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) from trust
    share transactions                                     (15,113,022)       (12,230,205)           557,043           (981,493)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets                    6,916,943         (6,705,981)           557,043           (981,493)

Net Assets
  Beginning of year                                        174,205,202        180,911,183          6,376,512          7,358,005
                                                      ----------------   ----------------   ----------------   ----------------
End of year+                                              $181,122,145       $174,205,202         $6,933,555         $6,376,512
                                                      ================   ================   ================   ================
+Includes undistributed net investment income of            $1,975,715         $1,631,684                $--                $--
                                                      ================   ================   ================   ================
*Trust Shares Issued and Redeemed
  Sold                                                         144,406            200,743          7,337,066          1,500,795
  Issued for dividends reinvested                               76,894             86,936            291,599            157,155
  Redeemed                                                    (915,936)          (899,406)        (7,071,622)        (2,639,443)
                                                      ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in trust shares outstanding           (694,636)          (611,727)           557,043           (981,493)
                                                      ================   ================   ================   ================

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                    DISCOVERY                        FOCUSED EQUITY
                                                      -----------------------------------   ----------------------------------
Year Ended December 31                                            2006               2005               2006              2005
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $280,458           $208,573            $87,655           $63,592
  Net realized gain on investments                          16,378,282         30,477,144            520,942           394,437
  Net unrealized appreciation
    (depreciation) of investments                           13,222,001        (23,989,048)           432,625           138,093
                                                      ----------------   ----------------   ----------------  ----------------
    Net increase in net assets resulting
    from operations                                         29,880,741          6,696,669          1,041,222           596,122
                                                      ----------------   ----------------   ----------------  ----------------
Dividends to Shareholders
  Net investment income                                       (208,603)                --            (63,598)         (127,392)
                                                      ----------------   ----------------   ----------------  ----------------
Trust Share Transactions *
  Proceeds from shares sold                                  3,957,764          5,269,573            879,602         1,073,308
  Reinvestment of dividends                                    208,603                 --             63,598           127,392
  Cost of shares redeemed                                  (12,065,753)        (9,153,290)        (1,540,060)       (1,271,203)
                                                      ----------------   ----------------   ----------------  ----------------
    Net increase (decrease) from trust
    share transactions                                      (7,899,386)        (3,883,717)          (596,860)          (70,503)
                                                      ----------------   ----------------   ----------------  ----------------
    Net increase (decrease) in net assets                   21,772,752          2,812,952            380,764           398,227

Net Assets
  Beginning of year                                        136,673,268        133,860,316         11,354,663        10,956,436
                                                      ----------------   ----------------   ----------------  ----------------
  End of year+                                            $158,446,020       $136,673,268        $11,735,427       $11,354,663
                                                      ================   ================   ================  ================
+Includes undistributed net investment income of              $280,428           $208,573            $87,640           $63,583
                                                      ================   ================   ================  ================
*Trust Shares Issued and Redeemed
  Sold                                                         138,637            215,423             98,777           128,261
  Issued for dividends reinvested                                7,501                 --              7,227            15,423
  Redeemed                                                    (422,971)          (374,172)          (172,568)         (152,055)
                                                      ----------------   ----------------   ----------------  ----------------
    Net increase (decrease) in trust
    shares outstanding                                        (276,833)          (158,749)           (66,564)           (8,371)
                                                      ================   ================   ================  ================


See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                    GOVERNMENT                             GROWTH & INCOME
                                                     ------------------------------------   ------------------------------------
Year Ended December 31                                            2006               2005               2006               2005
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $905,793           $863,876         $1,392,436         $1,106,519
  Net realized gain (loss) on investments,
    futures contracts and
    foreign currency transactions                              (67,290)           (37,768)        38,358,887         17,727,603
  Net unrealized appreciation (depreciation)
    of investments, futures contracts
    and foreign currency transactions                         (103,391)          (292,020)        (5,433,213)        (1,989,130)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase in net assets resulting
    from operations                                            735,112            534,088         34,318,110         16,844,992
                                                      ----------------   ----------------   ----------------   ----------------
Distributions to Shareholders
  Net investment income                                     (1,018,037)        (1,077,184)        (1,106,509)        (1,767,273)
  Net realized gains                                                --                 --        (15,617,669)                --
                                                      ----------------   ----------------   ----------------   ----------------
    Total distributions                                     (1,018,037)        (1,077,184)       (16,724,178)        (1,767,273)
                                                      ----------------   ----------------   ----------------   ----------------
Trust Share Transactions*
  Proceeds from shares sold                                  1,817,492          1,767,268          7,263,655          9,492,500
  Reinvestment of distributions                              1,018,037          1,077,184         16,724,178          1,767,273
  Cost of shares redeemed                                   (3,029,846)        (3,295,380)       (22,850,672)       (16,337,476)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) from trust
    share transactions                                        (194,317)          (450,928)         1,137,161         (5,077,703)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets                     (477,242)          (994,024)        18,731,093         10,000,016

Net Assets
  Beginning of year                                         20,457,230         21,451,254        248,951,954        238,951,938
                                                      ----------------   ----------------   ----------------   ----------------
  End of year+                                             $19,979,988        $20,457,230       $267,683,047       $248,951,954
                                                      ================   ================   ================   ================
+Includes undistributed net
  investment income of                                      $1,016,148           $863,859         $1,392,428         $1,106,501
                                                      ================   ================   ================   ================
*Trust Shares Issued and Redeemed
  Sold                                                         185,449            176,435            203,445            279,764
  Issued for distributions reinvested                          105,605            109,137            484,900             52,912
  Redeemed                                                    (310,747)          (327,698)          (642,540)          (480,263)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in trust shares
    outstanding                                                (19,693)           (42,126)            45,805           (147,587)
                                                      ================   ================   ================   ================

See notes to financial statements





Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

----------------------------------------------------------------------------------------------------------------------------
                                                                   HIGH YIELD                        INTERNATIONAL
                                                     ----------------------------------   ----------------------------------
Year Ended December 31                                          2006               2005               2006              2005
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                   $5,149,740         $5,545,686         $1,427,694          $789,330
  Net realized gain (loss) on investments,
    futures contracts and
    foreign currency transactions                         (1,809,651)          (704,824)        19,347,268         9,973,711
  Net unrealized appreciation (depreciation)
    of investments, futures contracts
    and foreign currency transactions                      2,928,634         (4,569,995)         7,729,386        (1,882,542)
                                                     ---------------   ----------------   ----------------  ----------------
    Net increase in net assets resulting
    from operations                                        6,268,723            270,867         28,504,348         8,880,499
                                                     ---------------   ----------------   ----------------  ----------------
Distributions to Shareholders
  Net investment income                                   (5,591,784)        (5,064,757)          (802,343)       (1,261,502)
  Net realized gains                                              --                 --         (3,322,771)               --
                                                     ---------------   ----------------   ----------------  ----------------
    Total distributions                                   (5,591,784)        (5,064,757)        (4,125,114)       (1,261,502)
                                                     ---------------   ----------------   ----------------  ----------------
Trust Share Transactions*
  Proceeds from shares sold                                2,071,984          3,940,456          4,636,767         3,909,546
  Reinvestment of distributions                            5,591,784          5,064,757          4,125,114         1,261,502
  Cost of shares redeemed                                 (8,551,415)        (5,571,885)        (8,568,552)       (6,833,388)
                                                     ---------------   ----------------   ----------------  ----------------
    Net increase (decrease) from trust
    share transactions                                      (887,647)         3,433,328            193,329        (1,662,340)
                                                     ---------------   ----------------   ----------------  ----------------
    Net increase (decrease) in net assets                   (210,708)        (1,360,562)        24,572,563         5,956,657

Net Assets
  Beginning of year                                       68,588,609         69,949,171        104,834,176        98,877,519
                                                     ---------------   ----------------   ----------------  ----------------
  End of year+                                           $68,377,901        $68,588,609       $129,406,739      $104,834,176
                                                     ===============   ================   ================  ================
+Includes undistributed net
  investment income of                                    $5,054,874         $5,433,031         $2,785,813          $645,483
                                                     ===============   ================   ================  ================
*Trust Shares Issued and Redeemed
  Sold                                                       264,249            487,701            214,213           211,096
  Issued for distributions reinvested                        738,677            625,278            205,127            68,821
  Redeemed                                                (1,098,910)          (691,732)          (398,649)         (367,151)
                                                     ---------------   ----------------   ----------------  ----------------
    Net increase (decrease) in trust shares
    outstanding                                              (95,984)           421,247             20,691           (87,234)
                                                     ===============   ================   ================  ================

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                   INVESTMENT GRADE                 TARGET MATURITY 2007
                                                     ------------------------------------   ------------------------------------
Year Ended December 31                                            2006               2005               2006               2005
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                     $1,779,059         $1,872,353         $1,086,649         $1,203,954
  Net realized gain (loss) on investments                     (205,692)           103,981             69,244            140,661
  Net unrealized depreciation of investments                  (153,393)        (1,478,911)          (571,249)        (1,194,150)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase in net assets resulting
    from operations                                          1,419,974            497,423            584,644            150,465
                                                      ----------------   ----------------   ----------------   ----------------
Distributions to Shareholders
  Net investment income                                     (2,116,649)        (2,163,678)        (1,203,940)        (1,308,023)
  Net realized gains                                                --                 --           (140,667)          (490,887)
                                                      ----------------   ----------------   ----------------   ----------------
    Total distributions                                     (2,116,649)        (2,163,678)        (1,344,607)        (1,798,910)
                                                      ----------------   ----------------   ----------------   ----------------
Trust Share Transactions
  Proceeds from shares sold                                  2,620,239          3,850,145            137,881            233,673
  Reinvestment of distributions                              2,116,649          2,163,678          1,344,607          1,798,910
  Cost of shares redeemed                                   (5,239,553)        (3,829,276)        (3,903,422)        (3,159,262)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) from trust
    share transactions                                        (502,665)         2,184,547         (2,420,934)        (1,126,679)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets                   (1,199,340)           518,292         (3,180,897)        (2,775,124)

Net Assets
  Beginning of year                                         38,230,329         37,712,037         20,584,991         23,360,115
                                                      ----------------   ----------------   ----------------   ----------------
  End of year+                                             $37,030,989        $38,230,329        $17,404,094        $20,584,991
                                                      ================   ================   ================   ================
+Includes undistributed net investment income of            $1,600,159         $1,407,158         $1,086,642         $1,203,933
                                                      ================   ================   ================   ================
*Trust Shares Issued and Redeemed
  Sold                                                         243,980            346,028             11,834             19,169
  Issued for distributions reinvested                          200,820            197,056            118,992            150,789
  Redeemed                                                    (491,929)          (342,801)          (337,221)          (260,033)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in trust shares
    outstanding                                                (47,129)           200,283           (206,395)           (90,075)
                                                      ================   ================   ================   ================

See notes to financial statements




Statements of Changes in Net Assets (continued)
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------
                                                              TARGET MATURITY 2010                TARGET MATURITY 2015
                                                      -----------------------------------   ----------------------------------
Year Ended December 31                                            2006               2005               2006              2005
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $761,235           $794,705           $978,165          $806,537
  Net realized gain (loss) on investments                       (1,561)           135,809            (12,679)           15,085
  Net unrealized depreciation of investments                  (491,313)          (685,194)          (543,835)          (12,852)
                                                      ----------------   ----------------   ----------------  ----------------
    Net increase in net assets resulting
    from operations                                            268,361            245,320            421,651           808,770
                                                      ----------------   ----------------   ----------------  ----------------
Distributions to Shareholders
  Net investment income                                       (794,711)          (785,755)          (806,540)         (614,835)
  Net realized gains                                          (135,821)          (162,643)                --                --
                                                      ----------------   ----------------   ----------------  ----------------
    Total distributions                                       (930,532)          (948,398)          (806,540)         (614,835)
                                                      ----------------   ----------------   ----------------  ----------------
Trust Share Transactions
  Proceeds from shares sold                                    584,897          1,520,068          3,847,573         5,821,850
  Reinvestment of distributions                                930,532            948,398            806,540           614,835
  Cost of shares redeemed                                   (2,740,084)        (2,421,773)        (2,174,377)       (1,570,233)
                                                      ----------------   ----------------   ----------------  ----------------
  Net increase (decrease) from trust
  share transactions                                        (1,224,655)            46,693          2,479,736         4,866,452
                                                      ----------------   ----------------   ----------------  ----------------
  Net increase (decrease) in net assets                     (1,886,826)          (656,385)         2,094,847         5,060,387

Net Assets
  Beginning of year                                         16,032,346         16,688,731         21,749,150        16,688,763
                                                      ----------------   ----------------   ----------------  ----------------
  End of year+                                             $14,145,520        $16,032,346        $23,843,997       $21,749,150
                                                      ================   ================   ================  ================
+Includes undistributed net investment income of              $761,229           $794,704           $978,150          $806,525
                                                      ================   ================   ================  ================
*Trust Shares Issued and Redeemed
  Sold                                                          43,099            105,245            274,751           408,145
  Issued for distributions reinvested                           69,339             67,262             58,276            44,264
  Redeemed                                                    (202,284)          (168,419)          (156,076)         (110,135)
                                                      ----------------   ----------------   ----------------  ----------------
    Net increase (decrease) in trust shares
    outstanding                                                (89,846)             4,088            176,951           342,274
                                                      ================   ================   ================  ================

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                       VALUE                            SPECIAL BOND
                                                      -----------------------------------   -----------------------------------
Year Ended December 31                                            2006               2005               2006               2005
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                     $1,493,900         $1,422,315         $1,248,908         $1,614,774
  Net realized gain (loss) on investments                    3,911,723          4,992,544           (472,326)          (209,198)
  Net unrealized appreciation (depreciation)
    of investments                                          11,384,117         (1,957,386)           714,440         (1,104,523)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase in net assets resulting
    from operations                                         16,789,740          4,457,473          1,491,022            301,053
                                                      ----------------   ----------------   ----------------   ----------------
Dividends to Shareholders
  Net investment income                                     (1,422,321)        (1,158,946)          (491,959)        (1,534,143)
                                                      ----------------   ----------------   ----------------   ----------------
Trust Share Transactions
  Proceeds from shares sold                                  6,018,723          9,619,339              8,663            505,525
  Reinvestment of dividends                                  1,422,321          1,158,946            491,959          1,534,143
  Cost of shares redeemed                                   (7,586,935)        (4,522,357)        (4,747,100)        (3,088,225)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) from trust share
    transactions                                              (145,891)         6,255,928         (4,246,478)        (1,048,557)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets                   15,221,528          9,554,455         (3,247,415)        (2,281,647)

Net Assets
 Beginning of year                                          79,011,864         69,457,409         19,202,830         21,484,477
                                                      ----------------   ----------------   ----------------   ----------------
 End of year+                                              $94,233,392        $79,011,864        $15,955,415        $19,202,830
                                                      ================   ================   ================   ================
+Includes undistributed net investment income of            $1,493,851         $1,422,272           $934,643            $41,827
                                                      ================   ================   ================   ================
*Trust Shares Issued and Redeemed
  Sold                                                         391,206            697,807                972             54,058
  Issued for dividends                                          96,038             84,656             55,245            170,080
  Redeemed                                                    (492,908)          (324,863)          (525,916)          (340,301)
                                                      ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in trust shares
    outstanding                                                 (5,664)           457,600           (469,699)          (116,163)
                                                      ================   ================   ================   ================

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006


1. Significant Accounting Policies--First Investors Life Series Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Blue Chip Fund, Cash Management Fund, Discovery Fund, Focused Equity Fund, Government Fund, Growth & Income Fund (formerly Growth Fund), High Yield Fund, International Fund (formerly International Securities Fund), Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Special Bond Fund (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. Focused Equity Fund is registered as a non-diversified series of the Trust. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

High Yield Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

Special Bond Fund seeks high current income without undue risk to principal and, secondarily, seeks growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a predetermined threshold to value foreign securities held in the Funds' portfolios. The pricing service, its methodology or the threshold may change from time to time. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Board has also approved the Fund's use of a pricing service to fair value foreign securities in the event of a significant fluctuation in U.S. securities markets. At December 31, 2006, the High Yield Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of $225,692 representing .33% of the Fund's net assets, the International Fund held three securities that were fair valued by the Valuation Committee with an aggregate value of $5,438,590 representing 4.20% of the Fund's net assets, the Value Fund held one security that was fair valued by the Valuation Committee with a value of $10,544 representing .01% of the Fund's net assets and the Special Bond Fund held six securities that were

FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006


fair valued by the Valuation Committee with an aggregate value of $338,341 representing 2.1% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2006, capital loss carryovers were as follows:

                                                              Year Capital Loss Carryovers Expire
                          ------------------------------------------------------------------------------------------------------
Fund              Total         2007         2008         2009         2010         2011         2012         2013         2014
----         ----------   ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------
Blue
  Chip      $30,745,282     $     --    $      --   $4,143,677   $22,469,579   $4,132,026    $      --     $     --     $     --
Focused
  Equity      1,498,254           --           --       64,524     1,083,303      350,427           --           --           --
Govern-
  ment          991,508      140,904      133,450           --            --      272,546       51,149      193,688      199,771
High
  Yield      18,146,221      566,369    1,503,018    3,751,289     4,221,351    4,736,272      790,779      632,307    1,944,836
Investment
  Grade       1,873,161           --      626,718       37,096        17,173      517,182           --      108,453      566,539
Target
  Maturity
  2010            1,561           --           --           --            --           --           --           --        1,561
Target
  Maturity
  2015           61,044           --           --        2,287         4,285       14,833       26,960           --       12,679
Value         9,877,356           --           --           --     8,605,056    1,272,300           --           --           --
Special
  Bond        7,739,331      636,995      365,853    1,284,606     2,764,915    1,656,953      212,617      153,691      663,701

C. Foreign Currency Translations--The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the Focused Equity Fund are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield and Special Bond Funds are recognized as dividend income and recorded at the market value of the shares received. For the year ended December 31, 2006, the High Yield and Special Bond Funds recognized $32,605 and $21,595, respectively, from these taxable "payment-in-kind" distributions. Interest

FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006


income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero-coupon bonds and stepbonds is accrued daily at the effective interest rate. For the year ended December 31, 2006, the Bank of New York, custodian for all the Funds, except the International Fund, has provided credits in the amount of $61,229 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2006, the Funds' expenses were reduced by $5,168 under these arrangements.

2. Trust Shares--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the year ended December 31, 2006, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, repurchase agreements, foreign currencies and short-term securities), were as follows:

                                                               Long-Term US
                               Securities                 Government Obligations
                       ----------------------------    ----------------------------
                            Cost of        Proceeds         Cost of        Proceeds
Fund                      Purchases        of Sales       Purchases        of Sales
----                   ------------    ------------    ------------    ------------
Blue Chip               $ 7,690,395    $ 18,067,035      $       --      $       --
Discovery                84,040,846      90,188,190              --              --
Focused Equity            8,942,015       9,570,509              --              --
Government                       --              --       5,362,658       5,267,773
Growth & Income         317,339,631     325,583,183              --              --
High Yield               19,758,134      20,533,488              --              --
International           172,918,501     172,412,311              --              --
Investment Grade         14,338,608      15,868,225      16,757,010      15,327,731
Target Maturity 2007             --              --              --       3,829,719
Target Maturity 2010             --              --         494,622       2,797,176
Target Maturity 2015             --              --       2,318,611         415,975
Value                    12,780,163      12,746,476              --              --
Special Bond              5,200,204       6,744,900              --       1,001,221

At December 31, 2006, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                                                  Net
                                              Gross            Gross       Unrealized
                          Aggregate      Unrealized       Unrealized     Appreciation
Fund                           Cost    Appreciation     Depreciation    (Depreciation)
----                   ------------    ------------     ------------     ------------
Blue Chip              $126,060,859     $57,895,361       $3,255,286      $54,640,075
Discovery               133,542,622      27,296,055        2,368,510       24,927,545
Focused Equity           10,056,602       1,823,809          144,466        1,679,343
Government               20,272,327          64,689          298,578         (233,889)
Growth & Income         225,416,383      46,010,220        2,748,517       43,261,703
High Yield               68,898,185       1,961,709        3,740,780       (1,779,071)
International*          103,079,472      22,312,386          317,890       21,994,496
Investment Grade         37,490,892         429,033          599,477         (170,444)
Target Maturity 2007     17,166,914         226,594               --          226,594
Target Maturity 2010     13,130,468         919,935            1,146          918,789
Target Maturity 2015     22,886,003       1,061,121           66,370          994,751
Value                    67,775,534      26,829,031          829,948       25,999,083
Special Bond             16,085,534         775,147        1,225,079         (449,932)

*Aggregate Tax Cost includes PFIC income of $1,767,489.



4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and trustees of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2006, total trustee fees accrued by the Funds amounted to $44,842.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Through April 30, 2006 the rate was .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. Effective May 1, 2006 the rate was changed to .75% on the first $250 million of each Fund's average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the year ended December 31, 2006, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity

FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006


2007, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, FIMCO has voluntarily waived $21,208 in advisory fees on the Cash
Management Fund to limit the Fund's overall expense ratio to .70%. For the year ended December 31, 2006, total advisory fees accrued to FIMCO were $7,416,484 of which $192,978 was waived as noted above.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund. Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. Effective June 27, 2006, Vontobel Asset Management, Inc. serves as investment subadviser to the International Fund. Effective October 18, 2006, FIMCO serves as investment adviser to the Growth & Income Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2006, the Government Fund held one 144A security with a value of $949,723 representing 4.8% of the Fund's net assets, the High Yield Fund held twenty-three 144A securities with an aggregate value of $9,537,359 representing 13.9% of the Fund's net assets, the Investment Grade Fund held six 144A securities with an aggregate value of $1,628,684 representing 4.4% of the Fund's net assets and the Special Bond Fund held eighteen 144A securities with an aggregate value of $2,006,648 representing 12.6% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At December 31, 2006, the Cash Management Fund held seven Section 4(2) securities with an aggregate value of $1,814,232 representing 26.2% of the Fund's net assets and the High Yield Fund held one Section 4(2) security with a value of $499,278 representing .7% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts, Foreign Exchange Contracts and Future Contracts--Forward currency contracts and foreign exchange contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Fund purchases or sells foreign securities, it may enter into a forward currency contract to minimize the foreign exchange risk between the trade date and the settlement date of such transactions. The International Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts and foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The International Fund had the following foreign exchange contracts open at December 31, 2006:

                                                                           Unrealized
Contracts to Buy Foreign Currency    In Exchange for   Settlement Date     Gain (Loss)
---------------------------------    ---------------   ---------------   ------------
    6,842,000  Australian Dollar       US$ 5,213,057           2/28/07   US$  179,823
    9,000,000  Euro                       11,526,300           2/28/07        341,571
  440,916,000  Japanese Yen                3,810,757           2/28/07       (110,400)
   14,768,000  Swiss Franc                11,963,610           2/28/07        134,366
   34,870,000  Mexican Peso                3,220,117            6/1/07            565
3,115,000,000  South Korean Won            3,366,867           6/11/07        (17,404)
    7,480,000  South African Rand            998,553            3/5/08         62,327
                                     ---------------                     ------------
                                         $40,099,261                          590,848
                                     ===============                     ------------

                                                                           Unrealized
Contracts to Sell Foreign Currency   In Exchange for   Settlement Date     Gain (Loss)
----------------------------------   ---------------   ---------------   ------------
    6,842,000  Australian Dollar       US$ 5,151,068           2/28/07   US$ (241,811)
    9,000,000  Euro                       11,596,680           2/28/07       (271,191)
  440,916,000  Japanese Yen                3,855,509           2/28/07        155,152
   14,768,000  Swiss Franc                12,120,510           2/28/07         22,534
   34,870,000  Mexican Peso                3,120,358            6/1/07       (100,324)
3,115,000,000  South Korean Won            3,279,811           6/11/07        (69,652)
    5,725,000  Australian Dollar           4,460,577           6/21/07        (51,881)
   21,823,000  South African Rand          2,865,832            3/5/08       (229,300)
                                     ---------------                     ------------
                                         $46,450,345                         (786,473)
                                     ===============                     ------------
Net Unrealized Loss on Forward Exchange Contracts                          $ (195,625)
                                                                         ============


The International Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At December 31, 2006, the International Fund had no open futures contracts.

FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006


7. High Yield Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended December 31, 2006 and 2005 were as follows:

                             Distributions Declared in 2006               Distributions Declared in 2005
                       ------------------------------------------   -------------------------------------------
                           Ordinary      Long-Term                       Ordinary      Long-Term
Fund                         Income   Capital Gain          Total         Income    Capital Gain          Total
----                   ------------   ------------   ------------   ------------    ------------   ------------
Blue Chip                $1,631,700     $       --    $ 1,631,700     $1,741,327    $         --     $1,741,327
Cash Management             291,599             --        291,599        157,155              --        157,155
Discovery                   208,603             --        208,603             --              --             --
Focused Equity               63,598             --         63,598        127,392              --        127,392
Government                1,018,037             --      1,018,037      1,077,184              --      1,077,184
Growth & Income           2,679,424     14,044,754     16,724,178      1,767,273              --      1,767,273
High Yield                5,591,784             --      5,591,784      5,064,757              --      5,064,757
International               802,343      3,322,771      4,125,114      1,261,502              --      1,261,502
Investment Grade          2,116,649             --      2,116,649      2,163,678              --      2,163,678
Target Maturity 2007      1,203,940        140,667      1,344,607      1,308,023         490,887      1,798,910
Target Maturity 2010        794,711        135,821        930,532        785,755         162,643        948,398
Target Maturity 2015        806,540             --        806,540        614,835              --        614,835
Value                     1,422,321             --      1,422,321      1,158,946              --      1,158,946
Special Bond                491,959             --        491,959      1,534,143              --      1,534,143

As of December 31, 2006, the components of distributable earnings (deficit) on a tax basis were as follows:

                                                                                                Total
                      Undistributed     Accumulated         Capital       Unrealized    Distributable
                           Ordinary         Capital            Loss     Appreciation         Earnings
Fund                         Income           Gains       Carryover    (Depreciation)        (Deficit)*
------                 ------------    ------------    ------------     ------------     ------------
Blue Chip               $ 1,975,715     $        --    $(30,745,282)     $54,640,075      $25,870,508
Discovery                 4,626,490       8,968,846              --       24,927,543       38,522,879
Focused Equity               87,640              --      (1,498,254)       1,679,343          268,729
Government                1,016,148              --        (991,508)        (233,889)        (209,249)
Growth & Income          10,796,667      28,198,634              --       43,261,703       82,257,004
High Yield                5,214,935              --     (18,146,221)      (1,779,071)     (14,710,357)
International             8,929,351      13,167,763              --       21,994,494       44,091,608
Investment Grade          2,023,881              --      (1,873,161)        (170,444)         (19,724)
Target Maturity 2007      1,086,642          69,224              --          226,595        1,382,461
Target Maturity 2010        761,229              --          (1,561)         918,789        1,678,457
Target Maturity 2015        978,150              --         (61,044)         994,752        1,911,858
Value                     1,493,851              --      (9,877,356)      25,999,083       17,615,578
Special Bond                955,177              --      (7,739,331)        (449,931)      (7,234,085)

* Differences between book distributable earnings and tax distributable earnings consists primarily of wash sales, passive foreign investment companies and amortization of bond premiums and discounts.


For the year ended December 31, 2006, the following reclassifications were made to reflect permanent differences between book and tax reporting:

                                        Undistributed        Accumulated
                            Capital          Ordinary            Capital
Fund                        Paid In            Income      Gains (Losses)
----                   ------------      ------------      -------------
Government                     $ --        $  264,533        $  (264,533)
High Yield                       --            63,887            (63,887)
International                    --         1,514,980         (1,514,980)
Investment Grade                 --           524,614           (524,614)
Target Maturity 2010            (63)               --                 63
Special Bond                     --           135,867           (135,867)

9. Fund Reorganizations--At the close of business on April 28, 2006, First Investors Life Series Funds were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.

FIRST INVESTORS LIFE SERIES FUNDS
December 31, 2006


10. New Accounting Pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. FIMCO believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Thechanges to current generally accepted accounting principles for the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2002            $20.44       $ .11         $(5.36)     $(5.25)      $ .09          --          $ .09
2003             15.10         .12           3.80        3.92         .11          --            .11
2004             18.91         .19           1.20        1.39         .12          --            .12
2005             20.18         .20            .67         .87         .20          --            .20
2006             20.85         .26           2.74        3.00         .20          --            .20
----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2002            $ 1.00       $.012             --      $ .012       $.012          --          $.012
2003              1.00        .005             --        .005        .005          --           .005
2004              1.00        .007             --        .007        .007          --           .007
2005              1.00        .024             --        .024        .024          --           .024
2006              1.00        .043             --        .043        .043          --           .043
----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2002            $21.43       $(.08)        $(5.73)     $(5.81)      $  --          --          $  --
2003             15.62        (.06)          6.19        6.13          --          --             --
2004             21.75        (.04)          2.82        2.78          --          --             --
2005             24.53         .08           1.18        1.26          --          --             --
2006             25.79         .06           5.74        5.80         .04          --            .04
----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2002            $ 8.66       $ .01         $(2.44)     $(2.43)      $ .02          --           $.02
2003              6.21         .04           1.68        1.72         .01          --            .01
2004              7.92         .10            .36         .46         .04          --            .04
2005              8.34         .05            .41         .46         .10          --            .10
2006              8.70         .07            .75         .82         .05          --            .05
----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2002            $10.45       $ .45         $  .33       $ .78       $ .52          --          $ .52
2003             10.71         .55           (.22)        .33         .45          --            .45
2004             10.59         .54           (.17)        .37         .58          --            .58
2005             10.38         .51           (.26)        .25         .53          --            .53
2006             10.10         .51           (.14)        .37         .51          --            .51
----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND+
--------------------
2002            $30.71       $ .12         $(6.94)     $(6.82)      $ .06       $  --          $ .06
2003             23.83         .16           6.75        6.91         .12          --            .12
2004             30.62         .25           3.04        3.29         .16          --            .16
2005             33.75         .16           2.25        2.41         .25          --            .25
2006             35.91         .20           4.68        4.88         .16        2.27           2.43
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                             Net
                  Value,               Net Assets             Investment                     Net  Portfolio
                  End of     Total    End of Year                 Income              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      (Loss)   Expenses       Income       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2002            $15.10    (25.80)%         $148         .81%        .58%        N/A         N/A         138%
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
2004             20.18      7.37            181         .83         .99         N/A         N/A         100
2005             20.85      4.34            174         .85         .93         N/A         N/A          34
2006             23.65     14.49            181         .82        1.13         N/A         N/A           4
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2002            $ 1.00      1.22%          $ 14         .70%       1.20%        .98%        .92%        N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
2004              1.00       .71              7         .70         .69        1.04         .35         N/A
2005              1.00      2.44              6         .70        2.38        1.09        1.99         N/A
2006              1.00      4.35              7         .70        4.26        1.09        3.87         N/A
-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2002            $15.62    (27.11)%         $ 89         .83%       (.43)%       N/A         N/A         130%
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
2004             24.53     12.78            134         .83        (.18)        N/A         N/A          93
2005             25.79      5.14            137         .90         .15         N/A         N/A         111
2006             31.55     22.51            158         .82         .19         N/A         N/A          58
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2002            $ 6.21    (28.09)%          $ 7        1.04%        .13%        N/A         N/A         127%
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
2004              8.34      5.87             11         .96        1.23         N/A         N/A          50
2005              8.70      5.55             11         .99         .57         N/A         N/A          66
2006              9.47      9.47             12         .92         .77         N/A         N/A          80
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2002            $10.71      7.79%          $ 25         .78%       5.39%        .93%       5.24%        101%
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
2004             10.38      3.62             21         .76        4.81         .91        4.66          62
2005             10.10      2.54             20         .81        4.85         .96        4.70          52
2006              9.96      3.80             20         .78        5.10         .93        4.95          28
-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND+
--------------------
2002            $23.83    (22.24)%         $176         .82%        .43%        N/A         N/A          69%
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
2004             33.75     10.77            239         .83         .79         N/A         N/A          76
2005             35.91      7.20            249         .85         .46         N/A         N/A          93
2006             38.36     14.35            268         .82         .55         N/A         N/A         127
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2002            $ 8.13       $ .70         $ (.54)     $  .16       $ .89          --          $ .89
2003              7.40         .63           1.16        1.79         .69          --            .69
2004              8.50         .62            .17         .79         .63          --            .63
2005              8.66         .65           (.61)        .04         .63          --            .63
2006              8.07         .62            .12         .74         .67          --            .67
----------------------------------------------------------------------------------------------------
INTERNATIONAL FUND++
------------------
2002            $15.41       $ .08         $(2.91)     $(2.83)      $ .08       $  --          $ .08
2003             12.50         .10           3.91        4.01         .13          --            .13
2004             16.38         .09           2.28        2.37         .20          --            .20
2005             18.55         .28           1.41        1.69         .24          --            .24
2006             20.00         .29           5.09        5.38         .15         .64            .79
----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2002            $11.36       $ .63         $  .22      $  .85       $ .64          --          $ .64
2003             11.57         .61            .34         .95         .65          --            .65
2004             11.87         .59           (.12)        .47         .67          --            .67
2005             11.67         .56           (.42)        .14         .67          --            .67
2006             11.14         .53           (.11)        .42         .62          --            .62
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2002            $13.43       $ .74         $ 1.20       $1.94       $ .69        $ --          $ .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
2004             14.07         .77           (.61)        .16         .80         .38           1.18
2005             13.05         .72           (.65)        .07         .74         .28           1.02
2006             12.10         .76           (.38)        .38         .74         .09            .83
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2002            $13.59       $ .65         $ 1.82      $ 2.47       $ .65        $ --          $ .65
2003             15.41         .72           (.28)        .44         .67          --            .67
2004             15.18         .72           (.13)        .59         .73         .06            .79
2005             14.98         .70           (.50)        .20         .70         .14            .84
2006             14.34         .75           (.49)        .26         .72         .12            .84
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2002            $11.57       $ .38         $ 2.23      $ 2.61        $.47          --          $ .47
2003             13.71         .50           (.06)        .44         .41          --            .41
2004             13.74         .53            .61        1.14         .51          --            .51
2005             14.37         .53            .08         .61         .52          --            .52
2006             14.46         .57           (.32)        .25         .52          --            .52
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total    End of Year             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2002            $ 7.40      2.25%          $ 50         .86%       9.34%        N/A         N/A          13%
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
2004              8.66      9.94             70         .85        7.55         N/A         N/A          33
2005              8.07       .41             69         .87        8.01         N/A         N/A          35
2006              8.14      9.77             68         .85        7.63         N/A         N/A          31
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND++
------------------
2002            $12.50    (18.43)%         $ 72        1.09%        .63%        N/A         N/A         129%
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
2004             18.55     14.58             99        1.02         .94         N/A         N/A         114
2005             20.00      9.22            105         .99         .80         N/A         N/A         104
2006             24.59     27.79            129         .97        1.24         N/A         N/A         157
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2002            $11.57      7.86%          $ 34         .74%       6.02%        .89%       5.87%         14%
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
2004             11.67      4.04             38         .72        5.03         .87        4.88          16
2005             11.14      1.31             38         .75        4.91         .90        4.76          24
2006             10.94      3.99             37         .74        4.82         .89        4.67          86
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2002            $14.68     15.09%          $ 33         .73%       5.02%        .88%       4.87%          1%
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
2004             13.05      1.12             23         .73        5.14         .88        4.99           0
2005             12.10       .65             21         .75        5.46         .90        5.31           0
2006             11.65      3.29             17         .76        5.81         .91        5.66           0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2002            $15.41     18.88%          $ 18         .78%       4.82%        .93%       4.67%          3%
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
2004             14.98      3.96             17         .75        4.70         .90        4.55           4
2005             14.34      1.46             16         .76        4.74         .91        4.59           3
2006             13.76      2.02             14         .76        5.13         .91        4.98           3
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2002            $13.71     23.36%          $  9         .88%       4.70%       1.03%       4.55%          1%
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
2004             14.37      8.47             17         .75        4.34         .90        4.19           2
2005             14.46      4.39             22         .73        4.14         .88        3.99           0
2006             14.19      1.85             24         .70        4.38         .85        4.23           2
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
2002            $12.71       $ .32         $(3.02)     $(2.70)      $ .27          --          $ .27
2003              9.74         .22           2.35        2.57         .32          --            .32
2004             11.99         .23           1.71        1.94         .22          --            .22
2005             13.71         .25            .57         .82         .22          --            .22
2006             14.31         .27           2.76        3.03         .26          --            .26

-----------------------------------------------------------------------------------------------------
SPECIAL BOND FUND
-----------------
2002            $ 8.53       $ .80         $ (.62)      $ .18       $ .81          --          $ .81
2003              7.90         .76           1.41        2.17         .78          --            .78
2004              9.29         .73            .20         .93         .72          --            .72
2005              9.50         .73           (.58)        .15         .70          --            .70
2006              8.95         .69            .11         .80         .23          --            .23

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total    End of Year             Investment              Investment   Turnover
                    Year   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
2002            $ 9.74    (21.60)%         $ 45         .97%       2.72%        N/A         N/A          71%
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
2004             13.71     16.39             69         .84        1.87         N/A         N/A          20
2005             14.31      6.09             79         .87        1.89         N/A         N/A          21
2006             17.08     21.43             94         .83        1.73         N/A         N/A          15
-----------------------------------------------------------------------------------------------------------
SPECIAL BOND FUND
-----------------
2002            $ 7.90      2.20%          $ 19         .93%       9.77%        N/A         N/A          18%
2003              9.29     28.31             22         .93        8.84         N/A         N/A          23
2004              9.50     10.38             21         .93        7.79         N/A         N/A          31
2005              8.95      1.69             19         .97        8.05         N/A         N/A          28
2006              9.52      9.18             16         .98        7.16         N/A         N/A          31
-----------------------------------------------------------------------------------------------------------

  * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

 ** Net of expenses waived or assumed by the investment adviser (Note 4).

  + Prior to October 18, 2006, known as Growth Fund.

 ++ Prior to June 27, 2006, known as International Securities Fund.

+++ Prior to December 31, 2002, known as Utilities Income Fund.



See notes to financial statements.

Report of Independent Registered Public
Accounting Firm


To the Shareholders and Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the fourteen Funds comprising First Investors Life Series Funds, as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Life Series Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the fourteen Funds comprising First Investors Life Series Funds, as of December 31, 2006, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 14, 2007

This page intentionally left blank.

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers*

                                     Position(s)
                                     Held with                Principal                Number of                Other
                                     Funds and                Occupation(s)            Portfolios in            Trusteeships
Name, Year of Birth                  Length of                During Past              Fund Complex             Directorships
and Address                          Service                  5 Years                  Overseen                 Held
-------------------                  -----------              -------------            -------------            -------------

                                                      DISINTERESTED TRUSTEES

Charles R. Barton, III   1965        Trustee                  President of             50                       None
c/o First Investors                  since 1/1/06             Noe Pierson
Management Company, Inc.                                      Corporation; Board
95 Wall Street                                                Member of the
New York, NY 10005                                            Barton Group, LLC

Stefan L. Geiringer   1934           Trustee                  Founder/Partner          50                       None
c/o First Investors                  since 1/1/06             of Real Time
Management Company, Inc.                                      Energy Solutions,
95 Wall Street                                                Inc. since 2006;
New York, NY 10005                                            Founder/Owner of
                                                              SLG, Inc. since
                                                              2005; Senior Vice
                                                              President of Pepco
                                                              Energy Services
                                                              (Northeast Region)
                                                              from 2003-2005;
                                                              Founder/Owner and
                                                              President of North
                                                              Atlantic Utilities,
                                                              Inc. from 1987-2003

Robert M. Grohol  1932               Trustee                  None/Retired             50                       None
c/o First Investors                  since 8/18/05;
Management Company, Inc.             Director/Trustee
95 Wall Street                       of predecessor
New York, NY 10005                   funds since
                                     6/30/00

Arthur M. Scutro, Jr.   1941         Trustee                  Retired; formerly        50                       None
c/o First Investors                  since 1/1/06             Senior Vice
Management Company, Inc.                                      President of
95 Wall Street                                                UBS PaineWebber
New York, NY 10005                                            from 1985-2001

James M. Srygley  1932               Trustee                  Retired;                 50                       None
c/o First Investors                  since 8/18/05;           Owner
Management Company, Inc.             Director/Trustee         Hampton
95 Wall Street                       of predecessor           Properties
New York, NY 10005                   funds since
                                     1/19/95

Robert F. Wentworth  1929            Trustee                  None/Retired             50                       None
c/o First Investors                  since 8/18/05;
Management Company, Inc.             Director/Trustee
95 Wall Street                       of predecessor
New York, NY 10005                   funds since
                                     10/15/92




                                     Position(s)
                                     Held with                Principal                Number of                Other
                                     Funds and                Occupation(s)            Portfolios in            Trusteeships
Name, Year of Birth                  Length of                During Past              Fund Complex             Directorships
and Address                          Service                  5 Years                  Overseen                 Held
-------------------                  -----------              -------------            -------------            -------------

                                                      INTERESTED TRUSTEES**

Kathryn S. Head  1955                Trustee                  Chairman, Officer        50                       None
c/o First Investors                  and President            and Director of
Management Company, Inc.             since 8/18/05;           First Investors
Raritan Plaza I                      Director/Trustee         Corporation;
Edison, NJ 08837                     of predecessor           First Investors
                                     funds since              Consolidated
                                     3/17/94;                 Corporation;
                                     President of             First Investors
                                     predecessor              Management
                                     funds since              Company, Inc.;
                                     2001                     Administrative Data
                                                              Management Corp.;
                                                              First Investors
                                                              Federal Savings
                                                              Bank; First Investors
                                                              Name Saver, Inc.;
                                                              and other affiliated
                                                              companies***

John T. Sullivan  1932               Trustee                  Director of              50                       None
c/o First Investors                  since 8/18/05;           First Investors
Management Company, Inc.             Director/Trustee         Corporation,
95 Wall Street                       of predecessor           First Investors
New York, NY 10005                   funds since              Consolidated
                                     9/20/79                  Corporation,
                                                              First Investors
                                                              Management
                                                              Company, Inc.,
                                                              Administrative Data
                                                              Management Corp.,
                                                              and other affiliated
                                                              companies***
                                                              Formerly
                                                              Of Counsel
                                                              Hawkins,
                                                              Delafield &
                                                              Wood


  * Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested trustee because he is a director of, and indirectly owns securities issued by, the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.




FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers* (continued)

                                     Position(s)
                                     Held with                Principal                Number of                Other
                                     Funds and                Occupation(s)            Portfolios in            Trusteeships
Name, Year of Birth                  Length of                During Past              Fund Complex             Directorships
and Address                          Service                  5 Years                  Overseen                 Held
-------------------                  -----------              -------------            -------------            -------------

                                                      OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek  1957              Treasurer                Treasurer of             50                       None
c/o First Investors                  since 8/18/05;           First Investors
Management Company, Inc.             Treasurer of             Management
Raritan Plaza I                      predecessor fund         Company, Inc.
Edison, NJ 08837                     since 1988

Larry R. Lavoie  1947                Chief Compliance         General Counsel          50                       None
c/o First Investors                  Officer since            of First Investors
Management Company, Inc.             8/18/05;                 Corporation
95 Wall Street                       Chief Compliance         and its affiliates;
New York, NY 10005                   Officer of               Director of
                                     predecessor funds        First Investors
                                     since 2004               Corporation
                                                              and various
                                                              affiliates

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information
-----------------------

Investment Adviser                         Custodian
First Investors Management Company, Inc.   The Bank of New York
95 Wall Street                             One Wall Street
New York, NY 10005                         New York, NY 10286

Subadviser                                 Custodian
(Focused Equity Fund only)                 (International Fund only)
Wellington Management Company, LLP         Brown Brothers Harriman & Co.
75 State Street                            40 Water Street
Boston, MA 02109                           Boston, MA 02109

Subadviser                                 Transfer Agent
(Discovery Fund only)                      Administrative Data Management Corp.
Paradigm Capital Management, Inc.          Raritan Plaza I - 8th Floor
Nine Elk Street                            Edison, NJ 08837-3620
Albany, NY 12207
                                           Independent Registered
Subadviser                                 Public Accounting Firm
(International Fund only)                  Tait, Weller & Baker LLP
Vontobel Asset Management, Inc.            1818 Market Street
450 Park Avenue                            Philadelphia, PA 19103
New York, NY 10022
                                           Legal Counsel
                                           Kirkpatrick & Lockhart
                                           Preston Gates Ellis LLP
                                           1601 K Street, N.W.
                                           Washington, DC 20006

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the fund uses to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

As of December 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2006, there were no amendments to any provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed under Item 12(a)(1).


Item 3.  Audit Committee Financial Expert


The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2006      2005
						   ----	     ----
(a) Audit Fees				       $156,000	 $133,000

(b) Audit-Related Fees			       $      0	 $	0

(c) Tax Fees	  			       $ 37,800  $ 33,800

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees		     	       $      0	 $	0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds' investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;


(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2006 and 2005 were $71,000 and $68,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 	 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.


Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 6, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 6, 2007